    As filed with the Securities and Exchange Commission on April 16, 1999

                                                     Registration No. 333-47527
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549


                         POST-EFFECTIVE AMENDMENT NO. 1
                                      TO



                                   FORM S-6
                            REGISTRATION STATEMENT
                   FOR REGISTRATION UNDER THE SECURITIES ACT
                   OF 1933 OF SECURITIES OF UNIT INVESTMENT
                       TRUSTS REGISTERED ON FORM N-8B-2




                                ---------------
                 ReliaStar Life Insurance Company of New York
                       Variable Life Separate Account I
                          (Exact Name of Registrant)


                 ReliaStar Life Insurance Company of New York
                              1000 Woodbury Road
                           Woodbury, New York 11797
         (Name and Address of Principal Executive Office of Depositor)





                                ---------------
                              Stewart D. Gregg
                                   Counsel
                 ReliaStar Life Insurance Company of New York
                          20 Washington Avenue South
                             Minneapolis, MN 55440



                                   Copy to:
                               Jeffrey A. Proulx
                               Associate Counsel
                 ReliaStar Life Insurance Company of New York
                          20 Washington Avenue South
                             Minneapolis, MN 55440



It is proposed that this filing will become effective


__ immediately upon filing pursuant to paragraph (b) of Rule 485
X_ on April 30, 1999 pursuant to paragraph (b) of Rule 485
__ 60 days after filing pursuant to paragraph (a) of Rule 485
__ on __ , 1999 pursuant to paragraph (a) of Rule 485

     Title of Securities Being Registered: Variable Life Contracts Issued by a Registered Separate Account.


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                 RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK

                       VARIABLE LIFE SEPARATE ACCOUNT I

                             Cross Reference Sheet
                        (Reconciliation and Tie Sheet)





 Item Number of
  Form N-8B-2     Heading in the Prospectus
---------------   -------------------------------------------------------------------------------------
         1        Cover Page
         2        Cover Page
         3        Not Applicable
         4        Distribution of the Policies
         5        ReliaStar Life Insurance Company of New York; The Variable Account
         6        The Variable Account
         7        Not Applicable
         8        Not Applicable
         9        Not Applicable
        10        Summary; Death Benefit; Payment and Allocation of Premiums;
                  Death Benefit Guarantee; Accumulation Value; Policy Lapse and
                  Reinstatement; Surrender Benefits; Additional Information on
                  the Investments of the Variable Account; Transfers; Policy
                  Loans; Free Look and Conversion Rights; Voting Rights; General
                  Provisions; Appendix A; Appendix B
        11        Deductions and Charges; Additional Information on the Investments of the Variable
                  Account
        12        Additional Information on the Investments of the Variable Account
        13        Deductions and Charges
        14        The Policies; General Provisions; Distribution of the Policies
        15        Payment and Allocation of Premiums; Additional Information on the Investments of
                  the Variable Account
        16        Payment and Allocation of Premiums; Surrender Benefits; Additional Information on
                  the Investments of the Variable Account
        17        Surrender Benefits; Policy Loans; Free Look and Conversion Rights; General
                  Provisions
        18        The Variable Account; Investments of the Variable Account; Payment and Allocation of
                  Premiums
        19        Voting Rights, General Provisions
        20        Not Applicable
        21        Policy Loans
        22        Not Applicable
        23        Bonding Arrangements
        24        Definitions; General Provisions
        25        ReliaStar Life Insurance Company of New York
        26        Not Applicable
        27        ReliaStar Life Insurance Company of New York
        28        Management
        29        ReliaStar Life Insurance Company of New York
        30        Not Applicable
        31        Not Applicable
        32        Not Applicable
        33        Not Applicable
        34        Not Applicable
        35        Not Applicable
        36        Not Applicable
        37        Not Applicable
        38        Distribution of the Policies
        39        Distribution of the Policies
        40        Distribution of the Policies
        41        Distribution of the Policies
        42        Management
        43        Not Applicable


 Item Number of
  Form N-8B-2     Heading in the Prospectus
---------------   ----------------------------------------------------------------------------------
   44             Additional Information on the Investments of the Variable Account; Payment
                  Allocation of Premiums; Deductions and Charges
   45             Not Applicable
   46             Additional Information on the Investments of the Variable Account; Deductions and
                  Charges
   47             Additional Information on the Investments of the Variable Account
   48             ReliaStar Life Insurance Company of New York; State Regulation
   49             Not Applicable
   50             The Variable Account
   51             Cover Page; The Policies; Death Benefit; Payment and Allocation of Premiums;
                  Deductions and Charges; Policy Lapse and Reinstatement; General Provisions; Free
                  Look and Conversion Rights
   52             Additional Information on the Investments of the Variable Account
   53             Federal Tax Matters
   54             Not Applicable
   55             Not Applicable
   56             Not Applicable
   57             Not Applicable
   58             Not Applicable
   59             Financial Statements

[GRAPHIC OMITTED]




                  ReliaStar Life Insurance Company of New York
                               1000 Woodbury Road
                           Woodbury, New York 11797
                          ---------------------------
        SURVIVORSHIP FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES
                                   Issued by
                 RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
                       VARIABLE LIFE SEPARATE ACCOUNT I
                                      of
                 RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK

     ReliaStar Life Insurance Company of New York is offering the survivorship flexible premium variable life insurance policy described in this prospectus. ReliaStar designed the Policy to provide (1) a death benefit payable when the surviving joint insured person dies; and (2) maximum flexibility regarding premium payments and death benefits. Subject to certain restrictions, Policy owners may:

     o vary the frequency and amount of premium payments;

     o increase or decrease the level of death benefits payable under the Policy; and

     o allocate premiums to:

      -- the Fixed Account, an account that provides a minimum specified rate of interest; and

      -- Sub-Accounts of ReliaStar Life Insurance Company of New York Variable Life Separate Account I, a variable account allowing you to invest in certain portfolios of the following Funds:


The Alger American Fund                          Neuberger Berman Advisers Management Trust
Fidelity Variable Insurance Products Fund        Northstar Galaxy Trust
Fidelity Variable Insurance Products Fund II     OCC Accumulation Trust
Janus Aspen Series                               Putnam Variable Trust

     If you allocate net premiums to Sub-Accounts of ReliaStar Life Insurance Company of New York Variable Life Separate Account I, the amount of the Policy's death benefit may, and the total value attributed to a Policy will, vary to reflect the investment performance of the Sub-Accounts you select.

     The Policy's primary purpose is to provide insurance protection for the beneficiary. ReliaStar does not claim that investing in the Policy is in any way similar or comparable to a systematic investment plan of a mutual fund.

     Generally, the Policy will remain in force as long as the cash surrender value (that is, the amount that ReliaStar would pay if you surrender the Policy) is sufficient to pay certain monthly charges. However, under certain circumstances the Policy provides a death benefit guarantee that allows the Policy to remain in force without regard to the cash surrender value. See "Death Benefit Guarantee."

     Interests in the Policies and shares of the Funds are not deposits or obligations of or guaranteed by a bank, and are not Federally insured by the Federal Deposit Insurance Corporation or any other governmental agency.

The Securities and Exchange Commission has not approved these securities or determined that this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

     Please read this prospectus carefully and keep it for future reference. Call 1-800-456-6965 to obtain a current prospectus for any of the Funds. A current prospectus for each of the Funds must accompany this prospectus and should be read in conjunction with this prospectus.


The date of this Prospectus is April 30, 1999.

DEFINITIONS .................................................     5
PART 1. SUMMARY
The Policy ..................................................     7
Free Look Rights ............................................     8
Premium Payments ............................................     8
The Variable Account ........................................     8
The Fixed Account ...........................................     8
The Funds ...................................................     8
Charges Against the Accumulation Value ......................    11
Charge Upon Lapse or Total Surrender of the Policy ..........    11
Surrenders ..................................................    11
Partial Withdrawals .........................................    11
Loans .......................................................    11
Transfers ...................................................    12
Death Benefit Overview ......................................    12
Adjusting the Death Benefit .................................    12
Death Benefit Guarantee .....................................    12
Lapse .......................................................    12
Taxation of Death Benefit Proceeds ..........................    13
Taxation of the Policy ......................................    13
PART 2. DETAILED INFORMATION
ReliaStar Life Insurance Company of New York ................    13
The Policies ................................................    13
Deductions and Charges ......................................    13
 Premium Expense Charge .....................................    14
 Monthly Deduction ..........................................    14
   Cost of Insurance ........................................    14
   Monthly Administrative Charge ............................    14
   Monthly Amount Charge ....................................    14
   Monthly Mortality and Expense Risk Charge ................    15
   Optional Insurance Benefit Charges .......................    15
   Surrender Charge .........................................    15
   Partial Withdrawal and Transfer Charges ..................    16
   Modification of Charges ..................................    16
   Investment Advisory Fees and Other Fund Expenses .........    16
   Fund Expenses ............................................    17
The Variable Account ........................................    19
 Investments of the Variable Account ........................    19
 Performance Information ....................................    19
Death Benefit ...............................................    20
 Death Benefit Options ......................................    20
   Level Amount Option ......................................    20
   Variable Amount Option ...................................    21
 Which Death Benefit Option to Choose .......................    22
Requested Changes in Face Amount ............................    22
 Increases ..................................................    22
 Decreases ..................................................    22
 Effect of Requested Changes in Face Amount .................    22
Insurance Protection ........................................    23
Changing the Death Benefit Option ...........................    24
Payment and Allocation of Premiums ..........................    24
 Issuing the Policy .........................................    24
   Coverage .................................................    24
   Minimum Initial Premium ..................................    24

   Temporary Insurance ...................................................   24
 Allocating Premiums .....................................................   25
   Crediting New Premiums ................................................   25
   Refunding Premiums ....................................................   25
 Amount and Timing of Premiums ...........................................   25
 Planned Periodic Premiums ...............................................   26
 Unscheduled Additional Premiums .........................................   26
 Paying Premiums by Mail .................................................   26
Death Benefit Guarantee ..................................................   27
 Requirements for the Death Benefit Guarantee ............................   27
Accumulation Value .......................................................   28
Specialized Uses of the Policy ...........................................   29
Policy Lapse and Reinstatement ...........................................   29
 Lapse ...................................................................   29
 Reinstatement ...........................................................   29
Surrender Benefits .......................................................   29
 Total Surrender .........................................................   30
 Partial Withdrawal ......................................................   30
 Effect of Partial Withdrawal(s) .........................................   30
Transfers ................................................................   31
 Telephone/Fax Instructions ..............................................   31
 Dollar Cost Averaging Service ...........................................   31
 Portfolio Rebalancing Service ...........................................   32
 Transfer Limits .........................................................   32
 Transfer Charges ........................................................   32
Policy Loans .............................................................   32
 General .................................................................   32
 Immediate Effect of Policy Loans ........................................   33
 Effect on Investment Performance ........................................   33
 Effect on Policy Coverage ...............................................   33
 Interest ................................................................   34
 Repayment of Loan Amount ................................................   34
 Tax Considerations ......................................................   34
Free Look and Conversion Rights ..........................................   34
 Free Look Rights ........................................................   34
 Conversion Rights .......................................................   34
   General Option ........................................................   34
 Additional Information on the Investments of the Variable Account .......   35
   Investment Limits .....................................................   35
   Addition, Deletion, or Substitution of Investments ....................   35
Voting Rights ............................................................   36
 Disregarding Voting Instructions ........................................   36
Benefits After Age 100 ...................................................   37
General Provisions .......................................................   37
 Ownership ...............................................................   37
 Proceeds ................................................................   37
 Beneficiary .............................................................   37
 Postponement of Payments ................................................   37
 Settlement Options ......................................................   38
   Interest on Settlement Options ........................................   38
 Incontestability ........................................................   38
 Misstatement of Age and Sex .............................................   38
 Suicide .................................................................   39
 Termination .............................................................   39
 Amendment ...............................................................   39

 Reports ................................................................    39
   Annual Statement .....................................................    39
   Projection Report ....................................................    39
   Other Reports ........................................................    39
 Dividends ..............................................................    39
 Collateral Assignment ..................................................    39
 Optional Insurance Benefits ............................................    40
   Policy Split Option Rider (PSO) ......................................    40
   Survivorship Term Rider (STR) ........................................    40
   Four Year Term Rider (FTR) ...........................................    40
Federal Tax Matters .....................................................    40
   Introduction .........................................................    40
   Tax Status of the Policy .............................................    40
   Tax Treatment of Policy Benefits .....................................    41
    In General ..........................................................    41
    Modified Endowment Contracts ........................................    41
    Distributions from Modified Endowment Contracts .....................    41
    Distributions for Policies That Are Not Modified Endowment Contracts     41
    Policy Loans ........................................................    42
    Multiple Policies ...................................................    42
   Taxation of ReliaStar Life Insurance Company of New York .............    42
   Possible Changes in Taxation .........................................    42
   Other Considerations .................................................    42
Preparing for Year 2000 .................................................    42
Distribution of the Policies ............................................    42
Management ..............................................................    43
 Directors and Officers .................................................    43
State Regulation ........................................................    47
Legal Proceedings .......................................................    47
Bonding Arrangements ....................................................    48
Legal Matters ...........................................................    48
Experts .................................................................    48
Registration Statement Contains Further Information .....................    48
Financial Statements ....................................................    48
Appendices ..............................................................    A-1

The Policy may not be available in all jurisdictions. This prospectus constitutes an offering or solicitation only in those jurisdictions where such offering or solicitation may lawfully be made.

ReliaStar has not authorized any person to give any information or to make any representations regarding the Policy other than those contained in this prospectus or the accompanying fund prospectuses. Do not rely on any such information or representations.

DEFINITIONS


Accumulation Value. The total value attributable to a specific Policy, which equals the sum of the Variable Accumulation Value (the total of the values in each Sub-Account of the Variable Account) and the Fixed Accumulation Value (the value in the Fixed Account). See "Accumulation Value" at page 28 and Appendix B.


Average Age. The sum of the ages of the Joint Insureds divided by two rounded to the higher age.

Cash Surrender Value. The Accumulation Value less any Surrender Charge, Loan
   Amount and unpaid Monthly Deductions.

Cash Value. The Accumulation Value less any Surrender Charge.

Code. Internal Revenue Code of 1986, as amended.


Death Benefit. The amount determined under the applicable Death Benefit Option.
   We will reduce the proceeds payable to the beneficiary upon the death of the Surviving Joint Insured by any Loan Amount and any unpaid Monthly Deductions. See "Death Benefit" at page 20.

Death Benefit Guarantee. A feature of the Policy guaranteeing that the Policy will not lapse during the Death Benefit Guarantee Period specified in your Policy if, on each Monthly Anniversary, the total premiums paid on the Policy, less any partial withdrawals and any Loan Amount, equals or exceeds the total required Minimum Monthly Premium payments specified in your Policy. See "Death Benefit Guarantee" at page 27.

Death Benefit Option. Either of two death benefit options available under the Policy (the Level Amount Option and the Variable Amount Option). See "Death Benefit -- Death Benefit Options" at page 20.

Face Amount. The minimum Death Benefit under the Policy to age 100 of the younger Joint Insured as long as the Policy remains in force. See "Death Benefit" at page 20.

Fixed Account. ReliaStar Life Insurance Company of New York's assets other than those allocated to the Variable Account or any other separate account. See Appendix A.

Fixed Accumulation Value. The value attributable to a specific Policy based upon amounts in the Fixed Account. Unlike the Variable Accumulation Value, the Fixed Accumulation Value will not reflect the investment performance of the Funds. See "Accumulation Value" at page 28 and Appendix B.

Funds. Any open-end management investment company (or portfolio thereof) or unit investment trust (or series thereof) in which a Sub-Account invests. See "Investments of the Variable Account" at page 19.


Issue Date. The date insurance coverage under a Policy begins.


Joint Insureds. The persons upon whose lives we issue this Policy.

Loan Amount. The sum of all unpaid Policy loans including unpaid interest due thereon. See "Policy Loans" at page 32.

Minimum Monthly Premium. A monthly premium amount that we determine when we issue the Policy. See "Death Benefit Guarantee" at page 27.

Monthly Anniversary. The same date in each succeeding month as the Policy Date.
   If the Monthly Anniversary falls on a date other than a Valuation Date, then the Monthly Anniversary will be the next Valuation Date. The first Monthly Anniversary is on the Policy Date.

Monthly Deduction. A monthly charge that we deduct from the Accumulation Value of the Policy. See "Deductions and Charges -- Monthly Deduction" at page 14.

Net Premium. The gross premium you pay less a Premium Expense Charge.

Planned Periodic Premium. The scheduled premium selected by you of a level amount at a fixed interval. The Policy will show the initial Planned Periodic Premium you select. See "Payment and Allocation of Premiums -- Planned Periodic Premiums" at page 26.

Policy. The survivorship flexible premium variable life insurance policy described in this Prospectus.

Policy Anniversary. The same date in each succeeding year as the Policy Date. If the Policy Anniversary falls on a date other than a Valuation Date, the Policy Anniversary will be considered to be the next Valuation Date.

Policy Date. The date shown on your Policy that ReliaStar uses to determine
   Policy Years, Policy Months, Monthly Anniversaries and Policy
   Anniversaries.

Policy Month. A one-month period beginning on a Monthly Anniversary.

Policy Year. A 12-month period beginning on a Policy Anniversary.

Premium Expense Charge. An amount (currently 6.25% in Policy Years 1-10 and
   3.75% thereafter) ReliaStar deducts from each premium payment. See "Deductions and Charges -- Premium Expense Charge" at page 14.


Rate Class. A group of Insureds we determine based on our expectation that they will have similar mortality experience.

SEC. Securities and Exchange Commission.

Signature Guarantee. A guarantee of your signature by a member firm of the New
   York, American, Boston, Midwest, Philadelphia, or Pacific Stock Exchange, or by a commercial bank (not a savings bank) which is a member of the Federal Deposit Insurance Corporation, or, in certain cases, by a member firm of the National Association of Securities Dealers, Inc. that has entered into an appropriate agreement with us.


Sub-Account. A sub-division of the Variable Account that invests exclusively in the shares of a specified Fund.

Surrender Charge. A charge imposed upon total surrender or lapse of the Policy during the first 15 Policy Years and the first 15 years following any requested increase in Face Amount. See "Deductions and Charges -- Surrender Charge" at page 15.


Surviving Joint Insured. The Joint Insured who remains alive after the other Joint Insured has died.


Unit Value. The unit measure by which we determine the value of the Policy's interest in each Sub-Account. See Appendix B.

Valuation Date. Each day the New York Stock Exchange is open for business except for days that a Sub-Account's corresponding Fund does not value its shares. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year's Day; Rev. Dr. Martin Luther King, Jr. Day; Presidents' Day; Good Friday; Memorial Day; July Fourth; Labor Day; Thanksgiving Day; and Christmas Day.

Valuation Period. The period beginning at the close of business on a Valuation
   Date and ending at the close of business on the next Valuation Date. See Appendix B.

Variable Account. ReliaStar Life Insurance Company of New York Variable Life
   Separate Account I, a separate investment account we established to receive and invest Net Premiums paid under the Policy and other variable life insurance policies we issue. See "The Variable Account" at page 19.

Variable Accumulation Value. The value attributable to a specific Policy based upon amounts in the Variable Account. See "Accumulation Value" and Appendix B.

We, Us, Our, the Company, or ReliaStar. ReliaStar Life Insurance Company of New York.

You, Your. The Policy owner(s) as designated in the application for the Policy or as subsequently changed. If a Policy has been absolutely assigned, the assignee is the Policy Owner. A collateral assignee is not the Policy owner.

PART 1. SUMMARY
     This is a brief summary of the Policy's features. Please read the entire Prospectus and the Policy for more detailed information.


The Policy
     The Policy is a survivorship flexible premium variable life insurance contract with death benefits, cash values, and other features of traditional life insurance contracts. The Policy is:

   o "survivorship" because it pays a death benefit when the Surviving Joint Insured dies;

   o "flexible premium" because you do not have to pay premiums according to a fixed schedule; and

   o "variable" because Accumulation Values and, under certain circumstances, the Death Benefit will increase and decrease based on the investment performance of the Funds corresponding to the Sub-Accounts to which you allocate your premium payments.

     Under current Federal tax law, as long as the Policy qualifies as life insurance, Accumulation Value increases will be subject to the same Federal income tax treatment as traditional life insurance cash values. Therefore, any increases should accumulate on a tax deferred basis until you request a distribution. See "Federal Tax Matters -- Tax Status of the Policy." The following chart outlines the various features, charges and expenses of the Policies. Additional, detailed information pertaining to charges and expenses is contained in this Summary and in "Deductions and Charges."

                                PREMIUM PAYMENTS ---------------------------|
                                                                            |
                                     MINUS                                  |
                                                                            |
                            PREMIUM EXPENSE CHARGES                         |
                                                                            |
                        Invested in Variable Sub-Account                    |
                                or Fixed Account                            |
                              |                  |                          |
                              |                  |                          |
                        Fund Managers      Fixed Account                    |
                              |                  |                          |
      ------------------------------------------------------------          |
      |       |       |            |        |        |           |          |
      |     Alger     |        Fidelity*    |      Janus         |          |
      |               |                     |                    |          |
  Northstar        Putnam                 OpCap           Neuberger Berman  |
                                                                            |
                                                                            |
                                                                            |
                                                                   DEATH BENEFIT
                                    PLUS

                              INVESTMENT RETURN
                            (Net of Fund Expenses)

                                   MINUS

   Monthly       ---------- MONTHLY DEDUCTIONS ---------- Mortality and Expense
Administrative              |                |                Risk Charge
   Charge            --------      MINUS     --------
                     |                              |
                     |                              |
                     |                              |
 Cost of Insurance ---      PARTIAL WITHDRAWALS     --- Optional Benefit Charges

                                     EQUALS

                               ACCUMULATION VALUE

                                     MINUS

                            SURRENDERS, WITHDRAWALS,
                       SURRENDER CHARGES AND POLICY LOANS

                                     EQUALS

                              CASH SURRENDER VALUE

Free Look Rights

o If you return the Policy to us by midnight of the 10th day after you receive it, we will send you a refund of all premiums paid, unless otherwise stipulated by state law (see "Free Look and Conversion Rights.")

Premium Payments

o You choose when to pay and how much to pay. o We may refuse to accept any premium less than $25. o You cannot pay additional premiums after age 100.
o We may refuse any premium that would disqualify your Policy as life insurance under Section 7702 of the Code.
o You may pay enough premiums to maintain the Death Benefit Guarantee to keep the Policy in force during at least the first several Policy Years. See "Death Benefit Guarantee" and "Payment and Allocation of Premiums -- Amount and Timing of Premiums."
o We deduct a Premium Expense Charge (6.25% of each premium payment in Policy Years 1-10 and 3.75% of each premium payment after the tenth Policy Year) and credit the remaining premium (the Net Premium) to the Variable Account or the Fixed Account according to your instructions. See "Deductions and Charges -- Premium Expense Charge."

The Variable Account (ReliaStar Life Insurance Company of New York Variable Life Separate Account I)

o ReliaStar Life Insurance Company of New York Variable Life Separate Account I is one of our separate accounts and consists of several Sub-Accounts. We only invest premiums from our variable life insurance policies in the Variable Account.
o We invest any Net Premiums you allocate to each Sub-Account in shares of the Fund related to that Sub-Account. o Variable Accumulation Value will vary with the investment performance of the Funds and the charges deducted from the Variable Accumulation Value. See "Accumulation Value."

The Fixed Account

o Consists of all of our assets other than those in our separate accounts (including the Variable Account).
o We credit interest of at least 4% per year on any amounts you allocate to the Fixed Account.
o We may, in our sole discretion, credit interest in excess of 4%. See Appendix A, "The Fixed Account."

The Funds

o You can instruct ReliaStar to place your Net Premium in or transfer to up to 17 of 29 investment portfolios over the lifetime of your Policy.

      The following chart lists the currently available Funds and outlines certain of their important characteristics.


                               INVESTMENT FUNDS

                                                   ADVISER/
          FUND GROUP             FUND             SUBADVISER       MONEY MARKET   FIXED INCOME   GROWTH & INCOME  INTERNATIONAL
-------------------------  ----------------  -------------------  -------------- --------------  --------------- ---------------
           The Alger         Alger American       Fred Alger
        American Fund            Growth        Management, Inc.
                                Portfolio
        New York, N.Y.
                           -----------------------------------------------------------------------------------------------------
                             Alger American       Fred Alger
                                 MidCap        Management, Inc.
                                 Growth
                                Portfolio
                           -----------------------------------------------------------------------------------------------------
                             Alger American       Fred Alger
                                  Small        Management, Inc.
                             Capitalization
                                Portfolio
--------------------------------------------------------------------------------------------------------------------------------
            Fidelity               VIP       Fidelity Management                                         X
        Investments(R)        Equity-Income   & Research Company
         Boston, Mass.          Portfolio

                           -----------------------------------------------------------------------------------------------------
                               VIP Growth    Fidelity Management
                                Portfolio     & Research Company

                           -----------------------------------------------------------------------------------------------------
                                   VIP       Fidelity Management                      X
                               High Income    & Research Company
                                Portfolio


                           -----------------------------------------------------------------------------------------------------
                                   VIP       Fidelity Management        X
                              Money Market    & Research Company
                                Portfolio


                           -----------------------------------------------------------------------------------------------------
                                 VIP II      Fidelity Management
                               Contrafund     & Research Company
                                Portfolio

                           -----------------------------------------------------------------------------------------------------
                                 VIP II      Fidelity Management                                        X
                                Index 500     & Research Company
                                Portfolio
                           -----------------------------------------------------------------------------------------------------
                                  VIP II      Fidelity Management                    X
                                Investment     & Research Company
                                Grade Bond
                                Portfolio
--------------------------------------------------------------------------------------------------------------------------------
             Janus            Aspen Series          Janus
                               Aggressive          Capital
         Denver, Colo.           Growth          Corporation
                                Portfolio
                           -----------------------------------------------------------------------------------------------------
                              Aspen Series          Janus
                                 Growth            Capital
                                Portfolio        Corporation
                           -----------------------------------------------------------------------------------------------------
                              Aspen Series          Janus                                                                X
                              International        Capital
                                 Growth          Corporation
                                Portfolio
                           -----------------------------------------------------------------------------------------------------
                              Aspen Series          Janus                                                                X
                                Worldwide          Capital
                                 Growth          Corporation
                                Portfolio
--------------------------------------------------------------------------------------------------------------------------------

                                                   ADVISER/                             AGGRESSIVE
          FUND GROUP             FUND             SUBADVISER       BALANCED   GROWTH      GROWTH
-------------------------  ----------------  -------------------  ---------- -------- --------------
           The Alger         Alger American       Fred Alger                     X
        American Fund            Growth        Management, Inc.
                                Portfolio
        New York, N.Y.
                           ----------------------------------------------------------------------------
                             Alger American       Fred Alger                     X
                                 MidCap        Management, Inc.
                                 Growth
                                Portfolio
                           ----------------------------------------------------------------------------
                             Alger American       Fred Alger                                 X
                                  Small        Management, Inc.
                             Capitalization
                                Portfolio
-------------------------------------------------------------------------------------------------------
            Fidelity               VIP       Fidelity Management
        Investments(R)        Equity-Income   & Research Company
         Boston, Mass.          Portfolio

                           ----------------------------------------------------------------------------
                               VIP Growth    Fidelity Management                 X
                                Portfolio     & Research Company

                           ----------------------------------------------------------------------------
                                   VIP       Fidelity Management
                               High Income    & Research Company
                                Portfolio


                           ----------------------------------------------------------------------------
                                   VIP       Fidelity Management
                              Money Market    & Research Company
                                Portfolio


                           ----------------------------------------------------------------------------
                                 VIP II      Fidelity Management                 X
                               Contrafund     & Research Company
                                Portfolio

                           ----------------------------------------------------------------------------
                                 VIP II      Fidelity Management
                                Index 500     & Research Company
                                Portfolio
                           ----------------------------------------------------------------------------
                                  VIP II      Fidelity Management
                                Investment     & Research Company
                                Grade Bond
                                Portfolio
-------------------------------------------------------------------------------------------------------
             Janus            Aspen Series          Janus                                     X
                               Aggressive          Capital
         Denver, Colo.           Growth          Corporation
                                Portfolio
                           ----------------------------------------------------------------------------
                              Aspen Series          Janus                        X
                                 Growth            Capital
                                Portfolio        Corporation
                           ----------------------------------------------------------------------------
                              Aspen Series          Janus
                              International        Capital
                                 Growth          Corporation
                                Portfolio
                           ----------------------------------------------------------------------------
                              Aspen Series          Janus
                                Worldwide          Capital
                                 Growth          Corporation
                                Portfolio
-------------------------------------------------------------------------------------------------------

                                                   ADVISER/                                                       PRIMARY
          FUND GROUP             FUND             SUBADVISER                 OBJECTIVE                         INVESTMENTS
-------------------------  ----------------  ------------------- ----------------------------------    -----------------------------
           The Alger         Alger American       Fred Alger              Long-term capital               Equity securities of
        American Fund            Growth        Management, Inc.             appreciation                     large companies
                                Portfolio
        New York, N.Y.
                           ---------------------------------------------------------------------------------------------------------
                             Alger American       Fred Alger              Long-term capital                 Equity securities
                                 MidCap        Management, Inc.             appreciation                   within the range of
                                 Growth                                                                   S&P MidCap 400 Index
                                Portfolio
                           ---------------------------------------------------------------------------------------------------------
                             Alger American       Fred Alger              Long-term capital             Equity securities within
                                  Small        Management, Inc.             appreciation                the range of Russell 2000
                             Capitalization                                                              Growth or S&P SmallCap
                                Portfolio                                                                      600 Indexes
------------------------------------------------------------------------------------------------------------------------------------
            Fidelity               VIP       Fidelity Management         Reasonable income;                 Income-producing
        Investments(R)        Equity-Income   & Research Company    also considers potential for          equity securities and
         Boston, Mass.          Portfolio                               capital appreciation                debt obligations

                           ---------------------------------------------------------------------------------------------------------
                               VIP Growth    Fidelity Management        Capital appreciation                  Common stocks
                                Portfolio     & Research Company

                           ---------------------------------------------------------------------------------------------------------
                                   VIP       Fidelity Management         High current income              Income-producing debt
                               High Income    & Research Company                                      securities, preferred stocks
                                Portfolio                                                          and convertible securities, with
                                                                                                      an emphasis on lower-quality
                                                                                                             debt securities
                           ---------------------------------------------------------------------------------------------------------
                                   VIP       Fidelity Management    High level of current income        U.S. dollar - denominated
                              Money Market    & Research Company    consistent with preservation         money market securities
                                Portfolio                             of capital and liquidity


                           ---------------------------------------------------------------------------------------------------------
                                 VIP II      Fidelity Management        Capital appreciation             Securities of companies
                               Contrafund     & Research Company                                         whose value the adviser
                                Portfolio                                                                 believes is not fully
                                                                                                        recognized by the public
                           ---------------------------------------------------------------------------------------------------------
                                 VIP II      Fidelity Management          Total return that                 Common stocks of
                                Index 500     & Research Company       corresponds to that of                    S&P 500
                                Portfolio                                   S&P 500 Index
                           ---------------------------------------------------------------------------------------------------------
                                  VIP II      Fidelity Management        High current income                Investment-grade
                                Investment     & Research Company          consistent with                    intermediate
                                Grade Bond                             preservation of capital                    fixed
                                Portfolio                                                                   income securities
------------------------------------------------------------------------------------------------------------------------------------
             Janus            Aspen Series          Janus                Long-term growth of            Nondiversified portfolio
                               Aggressive          Capital                     capital                      of common stocks
         Denver, Colo.           Growth          Corporation
                                Portfolio
                           ---------------------------------------------------------------------------------------------------------
                              Aspen Series          Janus                 Long-term capital                Diversified common
                                 Growth            Capital                     growth                            stocks
                                Portfolio        Corporation
                           ---------------------------------------------------------------------------------------------------------
                              Aspen Series          Janus                 Long-term capital                Foreign issuers of
                              International        Capital                     growth                         common stocks
                                 Growth          Corporation
                                Portfolio
                           ---------------------------------------------------------------------------------------------------------
                              Aspen Series          Janus                 Long-term capital               Foreign and domestic
                                Worldwide          Capital                     growth                         common stocks
                                 Growth          Corporation
                                Portfolio
------------------------------------------------------------------------------------------------------------------------------------

                                                     ADVISER/
   FUND GROUP             FUND                     SUBADVISER         MONEY MARKET   FIXED INCOME   GROWTH & INCOME   INTERNATIONAL
----------------  ------------------------  -----------------------  -------------- --------------  --------------- ---------------
    Neuberger       Advisers Management          Neuberger Berman                          X
      Berman       Trust Limited Maturity        Management Inc./
                       Bond Portfolio         Neuberger Berman, LLC
 New York, N.Y.

                 ------------------------------------------------------------------------------------------------------------------
                    Advisers Management          Neuberger Berman
                       Trust Partners            Management Inc./
                         Portfolio            Neuberger Berman, LLC

                 ------------------------------------------------------------------------------------------------------------------
                    Advisers Management          Neuberger Berman
                       Trust Socially            Management Inc./
                    Responsive Portfolio      Neuberger Berman, LLC


-----------------------------------------------------------------------------------------------------------------------------------
    Northstar           Galaxy Trust           Northstar Investment
                      Emerging Growth               Management
Stamford, Conn.          Portfolio                 Corporation
                 ------------------------------------------------------------------------------------------------------------------
                        Galaxy Trust           Northstar Investment
                       Growth + Value               Management
                         Portfolio          Corporation/Navellier Fund
                                                 Management, Inc.
                 ------------------------------------------------------------------------------------------------------------------
                        Galaxy Trust           Northstar Investment                        X
                         High Yield                 Management
                         Portfolio                 Corporation
                 ------------------------------------------------------------------------------------------------------------------
                        Galaxy Trust           Northstar Investment                                                        X
                       International                Management
                      Value Portfolio          Corporation/Brandes
                                            Investment Partners, L.P.
                 ------------------------------------------------------------------------------------------------------------------
                        Galaxy Trust           Northstar Investment
                     Research Enhanced              Management
                      Index Portfolio        Corporation/J.P. Morgan
                                                    Investment
                                                 Management, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
       OCC            OCC Accumulation                OpCap
                        Trust Equity                 Advisors
 New York, N.Y.          Portfolio
                 ------------------------------------------------------------------------------------------------------------------
                      OCC Accumulation                OpCap                                                                X
                    Trust Global Equity              Advisors
                         Portfolio
                 ------------------------------------------------------------------------------------------------------------------
                      OCC Accumulation                OpCap
                       Trust Managed                 Advisors
                         Portfolio
                 ------------------------------------------------------------------------------------------------------------------
                      OCC Accumulation                OpCap
                        Trust Small                  Advisors
                       Cap Portfolio

-----------------------------------------------------------------------------------------------------------------------------------
      Putnam          Putnam VT Growth          Putnam Investment                                          X
Investments, Inc.  and Income Fund - Class        Management, Inc.
  Boston, Mass.         IA Shares
                 ------------------------------------------------------------------------------------------------------------------
                       Putnam VT New            Putnam Investment
                       Opportunities             Management, Inc.
                  Fund - Class IA Shares
                 ------------------------------------------------------------------------------------------------------------------
                     Putnam VT Voyager          Putnam Investment
                  Fund - Class IA Shares         Management, Inc.
-----------------------------------------------------------------------------------------------------------------------------------

                                                     ADVISER/                           AGGRESSIVE
   FUND GROUP             FUND                     SUBADVISER        BALANCED  GROWTH     GROWTH              OBJECTIVE(S)
----------------  ------------------------  -----------------------  --------  ------   -----------  -----------------------------
    Neuberger       Advisers Management          Neuberger Berman                                       Highest available current
      Berman       Trust Limited Maturity        Management Inc./                                        income consistent with
                       Bond Portfolio         Neuberger Berman, LLC                                     liquidity and low risk to
 New York, N.Y.                                                                                       principal; total return is a
                                                                                                             secondary goal
                 ------------------------------------------------------------------------------------------------------------------
                    Advisers Management          Neuberger Berman                 X                         Growth of capital
                       Trust Partners            Management Inc./
                         Portfolio            Neuberger Berman, LLC

                 ------------------------------------------------------------------------------------------------------------------
                    Advisers Management          Neuberger Berman                 X                             Long-term
                       Trust Socially            Management Inc./                                    growth of capital by investing
                    Responsive Portfolio      Neuberger Berman, LLC                                    primarily in companies that
                                                                                                        meet financial and social
                                                                                                                criteria
-----------------------------------------------------------------------------------------------------------------------------------
    Northstar           Galaxy Trust           Northstar Investment               X                         Long-term capital
                      Emerging Growth               Management                                                appreciation
Stamford, Conn.          Portfolio                 Corporation
                 ------------------------------------------------------------------------------------------------------------------
                        Galaxy Trust           Northstar Investment                          X          Capital appreciation from
                       Growth + Value               Management                                         investing in a diversified
                         Portfolio          Corporation/Navellier Fund                               portfolio of equity securities
                                                 Management, Inc.
                 ------------------------------------------------------------------------------------------------------------------
                        Galaxy Trust           Northstar Investment                                      High current yield and
                         High Yield                 Management                                            capital appreciation
                         Portfolio                 Corporation
                 ------------------------------------------------------------------------------------------------------------------
                        Galaxy Trust           Northstar Investment                                         Long-term capital
                       International                Management                                                appreciation
                      Value Portfolio          Corporation/Brandes
                                            Investment Partners, L.P.
                 ------------------------------------------------------------------------------------------------------------------
                        Galaxy Trust           Northstar Investment               X                         Long-term capital
                     Research Enhanced              Management                                                appreciation
                      Index Portfolio        Corporation/J.P. Morgan
                                                    Investment
                                                 Management, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
       OCC            OCC Accumulation                OpCap                       X                         Long-term capital
                        Trust Equity                 Advisors                                                 appreciation
 New York, N.Y.          Portfolio
                 ------------------------------------------------------------------------------------------------------------------
                      OCC Accumulation                OpCap                                                 Long-term capital
                    Trust Global Equity              Advisors                                                 appreciation
                         Portfolio
                 ------------------------------------------------------------------------------------------------------------------
                      OCC Accumulation                OpCap                       X                         Growth of capital
                       Trust Managed                 Advisors
                         Portfolio
                 ------------------------------------------------------------------------------------------------------------------
                      OCC Accumulation                OpCap                                  X            Capital appreciation
                        Trust Small                  Advisors
                       Cap Portfolio

-----------------------------------------------------------------------------------------------------------------------------------
      Putnam          Putnam VT Growth          Putnam Investment                                          Capital growth and
Investments, Inc.  and Income Fund - Class        Management, Inc.                                           current income
  Boston, Mass.         IA Shares
                 ------------------------------------------------------------------------------------------------------------------
                       Putnam VT New            Putnam Investment                 X                         Long-term capital
                       Opportunities             Management, Inc.                                             appreciation
                  Fund - Class IA Shares
                 ------------------------------------------------------------------------------------------------------------------
                     Putnam VT Voyager          Putnam Investment                            X            Capital appreciation
                  Fund - Class IA Shares         Management, Inc.
-----------------------------------------------------------------------------------------------------------------------------------

                                                     ADVISER/                        PRIMARY
   FUND GROUP             FUND                     SUBADVISER                      INVESTMENTS
----------------  ------------------------  -----------------------      -------------------------------
    Neuberger       Advisers Management          Neuberger Berman          Short to intermediate-term
      Berman       Trust Limited Maturity        Management Inc./             investment-grade debt
                       Bond Portfolio         Neuberger Berman, LLC                securities
 New York, N.Y.

                 ------------------------------------------------------------------------ -------------
                    Advisers Management          Neuberger Berman               Common stocks of
                       Trust Partners            Management Inc./               medium-to-large
                         Portfolio            Neuberger Berman, LLC              capitalization
                                                                                    companies
                 ------------------------------------------------------------------------ -------------
                    Advisers Management          Neuberger Berman          Common stocks of medium-to-
                       Trust Socially            Management Inc./        large-capitalization companies
                    Responsive Portfolio      Neuberger Berman, LLC


-------------------------------------------------------------------------------------------------------
    Northstar           Galaxy Trust           Northstar Investment               Common stocks
                      Emerging Growth               Management
Stamford, Conn.          Portfolio                 Corporation
                 ------------------------------------------------------------------------ -------------
                        Galaxy Trust           Northstar Investment             Equity securities
                       Growth + Value               Management
                         Portfolio          Corporation/Navellier Fund
                                                 Management, Inc.
                 ------------------------------------------------------------------------ -------------
                        Galaxy Trust           Northstar Investment             High-yield bonds
                         High Yield                 Management
                         Portfolio                 Corporation
                 ------------------------------------------------------------------------ -------------
                        Galaxy Trust           Northstar Investment          International equities
                       International                Management
                      Value Portfolio          Corporation/Brandes
                                            Investment Partners, L.P.
                 ------------------------------------------------------------------------ -------------
                        Galaxy Trust           Northstar Investment               Common stocks
                     Research Enhanced              Management
                      Index Portfolio        Corporation/J.P. Morgan
                                                    Investment
                                                 Management, Inc.
-------------------------------------------------------------------------------------------------------
       OCC            OCC Accumulation                OpCap                       Securities of
                        Trust Equity                 Advisors                      undervalued
 New York, N.Y.          Portfolio                                                  companies
                 ------------------------------------------------------------------------ -------------
                      OCC Accumulation                OpCap                   Global investments in
                    Trust Global Equity              Advisors                   equity securities
                         Portfolio
                 ------------------------------------------------------------------------ -------------
                      OCC Accumulation                OpCap                      Common stocks,
                       Trust Managed                 Advisors                    bonds and cash
                         Portfolio                                                 equivalents
                 ------------------------------------------------------------------------ -------------
                      OCC Accumulation                OpCap                   Equity securities of
                        Trust Small                  Advisors                    companies under
                       Cap Portfolio                                               $1 billion

-------------------------------------------------------------------------------------------------------
      Putnam          Putnam VT Growth          Putnam Investment                 Common stocks
Investments, Inc.  and Income Fund - Class        Management, Inc.
  Boston, Mass.         IA Shares
                 ------------------------------------------------------------------------ -------------
                       Putnam VT New            Putnam Investment                 Common stocks
                       Opportunities             Management, Inc.
                  Fund - Class IA Shares
                 ------------------------------------------------------------------------ -------------
                     Putnam VT Voyager          Putnam Investment                 Common stocks
                  Fund - Class IA Shares         Management, Inc.
-------------------------------------------------------------------------------------------------------

     For each Fund's expenses, see "Investment Advisory Fees and Other Fund Expenses."

Charges Against the Accumulation Value

     The Accumulation Value of the Policy is subject to the Monthly Deduction charges. Except for the Monthly Mortality and Expense Risk Charge, we will deduct the Monthly Deduction each month from both the Fixed Accumulation Value and the Variable Accumulation Value on a proportionate basis depending on their relative Accumulation Values at that time. We will deduct the Monthly Mortality and Expense Risk Charge on a proportionate basis from each Sub-Account of the Variable Account depending on their relationship to the Variable Accumulation Value at that time. See "Deductions and Charges -- Monthly Deduction."


The Monthly Deduction includes:

   o Cost of Insurance -- A charge determined by multiplying the applicable cost of insurance rate(s) by the net amount at risk.

   o Monthly Administrative Charge -- currently $7.50 per month and guaranteed not to exceed the product of $5.00 and the ratio (not to exceed 2.00) of
     (a) the Consumer Price Index (for all urban households) for the preceding September to (b) the Consumer Price Index for September 1985.

   o Monthly Mortality and Expense Risk Charge -- equal to .90% of the Variable Accumulation Value for the first 10 Policy Years and anticipated to be .25% of the Variable Accumulation Value thereafter. The Monthly Mortality and Expense Risk Charge is guaranteed not to exceed 1.20% of the Variable Accumulation Value during the first 10 Policy Years and .55% of the Accumulation Value thereafter.

   o Monthly Amount Charge -- a monthly charge determined by multiplying the Face Amount by the applicable charge per $1,000 of Face Amount and assessed during the first 20 Policy Years (and first 20 years after a Face Amount increase). The maximum amount of this charge is $1.27 per $1,000 Face Amount for policies issued to Joint Insureds with an Average Age of 85.

     o Any charges for optional insurance benefits -- vary depending upon the benefit(s) selected.


Charge Upon Lapse or Total Surrender of the Policy

   o We assess a Surrender Charge if your Policy lapses or if you surrender the Policy during the first 15 Policy Years (or during the first 15 years following a Face Amount increase).

   o We will determine the maximum Surrender Charge for the initial Face Amount and any requested increases in Face Amount on the Policy Date and on the effective date of any such requested increase.

   o The maximum Surrender Charge for the initial Face Amount or requested increase in Face Amount will be equal to $8.50 per thousand of initial Face Amount.

   o You do not pay this charge if the Policy remains in force during the entire relevant 15-year period. See "Deductions and Charges -- Surrender Charge."


Surrenders

     o In general, you will receive the Cash Surrender Value if you surrender the Policy.
     o To determine the Cash Surrender Value, we reduce your Accumulation Value by the Surrender Charge, if any, and any Loan Amount and unpaid Monthly Deductions. See "Surrender Benefits -- Total Surrender."


Partial Withdrawals

     o After the first Policy Year, once each Policy Year, you can withdraw part of your Cash Surrender Value.
     o You will not incur a surrender charge, but partial withdrawals are subject to a processing charge (currently $10, guaranteed not to exceed $25). See "Surrender Benefits -- Partial Withdrawal."


Loans

   o At any time after the first Policy Year, generally you can borrow up to 100% of your Policy's Cash Value less any existing Loan Amount.
   o Interest is payable in advance for each Policy Year and accrues daily at an effective annual rate that will not exceed 5.66%

   o After the 10th Policy Year, we currently charge interest at an annual rate of 3.85% on the portion of your Loan Amount that is not in excess of (1) the Accumulation Value, less (2) the total of all premiums paid net of all partial withdrawals.


Transfers

     o Currently, you can transfer all or part of your Accumulation Value among the investment options.
     o We currently allow up to 12 transfers per year. o There are certain restrictions on transfers from the Fixed Account.
     o We currently assess no charge for transfers. However, we reserve the right to assess a maximum charge of $25 for each transfer in excess of 12 transfers per Policy Year. See "Transfer Charges."


Death Benefit Overview

     You also can choose one of two Death Benefit Options:

   o Level Amount Option -- whereby the Death Benefit until age 100 of the younger Joint Insured is the greater of the Face Amount or the corridor percentage of Accumulation Value according to the younger Joint Insured's attained age; or

   o Variable Amount Option -- whereby the Death Benefit until age 100 of the younger Joint Insured is equal to the greater of the Face Amount plus the Accumulation Value, or the corridor percentage of Accumulation Value according to the younger Joint Insured's attained age.

     The Death Benefit until age 100 of the younger Joint Insured under the Level Amount Option and the Variable Amount Option will never be less than the Face Amount as long as the Policy is in force and there is no Loan Amount or unpaid Monthly Deductions. After age 100 of the younger Joint Insured, the Death Benefit under all Death Benefit Options will be the Accumulation Value.

     We will reduce the proceeds payable upon the death of the surviving Joint Insured under any Death Benefit Option by any Loan Amount and any unpaid Monthly Deductions.


Adjusting the Death Benefit

     Although we reserve the right to limit Face Amount increases and decreases during the first four Policy Years, you have flexibility to adjust the Death Benefit by increasing or decreasing the Face Amount. You cannot decrease the Face Amount below the Minimum Face Amount shown in the Policy. Any increase in the Face Amount may require additional evidence of insurability satisfactory to us and will result in additional charges. See "Death Benefit -- Requested Changes in Face Amount."

     Generally, you may also change the Death Benefit Option at any time after the fourth Policy Year.

     See "Death Benefit -- Insurance Protection" for a discussion of available techniques to adjust the amount of insurance protection to satisfy changing insurance needs.


Death Benefit Guarantee

     If you meet the requirements for the Death Benefit Guarantee, we will not lapse your Policy during the Death Benefit Guarantee Period even if the Cash Surrender Value is not sufficient to cover the Monthly Deduction that is due. See "Death Benefit Guarantee."


Lapse

     If the Death Benefit Guarantee is not in effect, the Policy will lapse if the Cash Surrender Value is less than the Monthly Deduction due and if you do not make a sufficient payment during the grace period of 61 days. See "Policy Lapse and Reinstatement -- Lapse."

Taxation of Death Benefit Proceeds

     Under current Federal tax law, as long as the Policy qualifies as life insurance the Death Benefit under the Policy will be subject to the same Federal income tax treatment as proceeds of traditional life insurance. Therefore, the Death Benefit should not be taxable income to the beneficiary. See "Federal Tax Matters -- Tax Status of the Policy."


Taxation of the Policy

     The Company intends for the Policy to satisfy the definition of a life insurance contract under Section 7702 of the Code. Under certain circumstances, a Policy could be treated as a "modified endowment contract." The company will monitor Policies and will attempt to notify an owner on a timely basis if his or her Policy is in jeopardy of becoming a modified endowment contract. See "Federal Tax Matters" for further discussion of the tax status of a Policy and the tax consequences of being treated as a life insurance contract or a modified endowment contract.

     A Policy lapse, surrender, partial withdrawal or loan may have adverse tax consequences in certain circumstances. See "Federal Tax Matters."


PART 2. DETAILED INFORMATION

ReliaStar Life Insurance Company of New York

     ReliaStar Life Insurance Company of New York is a stock life insurance company which was incorporated under the laws of the State of New York in 1917. We are an indirect, wholly-owned subsidiary of ReliaStar Financial Corp. We offer individual life insurance and annuities. Our home office is located at 1000 Woodbury Road, Suite 102, P.O. Box 9004, Woodbury, New York 11797.

     We may occasionally publish in advertisements, sales literature, and reports the ratings and other information assigned to us by one or more independent rating organizations such as A.M. Best Company, Standard & Poor's, Moody's, and Duff & Phelps. The purpose of the ratings is to reflect our financial strength and/or claims-paying ability. They should not be considered as bearing on the investment performance of assets held in the Variable Account. Each year the A.M. Best Company reviews the financial status of many insurers, culminating in the assignment of Best's Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. Our rating of A+ by A.M. Best is assigned to companies demonstrating superior overall performance and a very strong ability to meet obligations to Policy holders over a long period. Such ratings do not reflect the investment in the Variable Account.

     ReliaStar is a charter member of the Insurance Marketplace Standard Association ("IMSA"). Companies that belong to IMSA subscribe to a rigorous set of standards that cover the various aspects of sales and service for individually sold life insurance and annuities. IMSA members have adopted policies and procedures that demonstrate a commitment to honesty, fairness and integrity in all customer contacts involving sales and service of individual life insurance and annuity products.


The Policies

     The Policies are survivorship flexible premium variable life insurance contracts with death benefits, cash values, and other features of traditional life insurance contracts.


Deductions and Charges

     We deduct certain charges in connection with the Policy to compensate us for (1) providing the insurance benefits of the Policy (including any riders),
(2) administering the Policy, (3) assuming certain risks in connection with the Policy, and (4) incurring expenses in distributing the Policy.


     We deduct some of these charges from each Premium Payment. We deduct certain other charges monthly from both the Fixed Account and the Variable Account, or from the Variable Account only. We may also assess a charge for each partial withdrawal and for each transfer.

     The Surrender Charge usually exceeds the Accumulation Value in the early Policy Years. This occurs because the Surrender Charge is usually more than the accumulated Minimum Monthly Premiums less Policy charges in the early Policy Years.

     We may realize a profit on one or more of these charges, such as the Mortality and Expense Risk Charge. We may use any such profits for any proper corporate purpose, including, among other things, payment of sales expenses.



Premium Expense Charge

     We deduct the Premium Expense Charge from each premium. The Premium Expense Charge is currently 6.25% of each premium payment in Policy Years 1-10 and 3.75% of each premium after the tenth Policy Year. The amount remaining after we deduct the Premium Expense Charge is called the Net Premium.


Monthly Deduction

     We deduct the charges described below from the Accumulation Value of the Policy on a monthly basis. The total of these charges is called the Monthly Deduction.

     We will deduct the Monthly Deduction on each Monthly Anniversary from the Fixed Account and the Sub-Accounts of the Variable Account on a proportionate basis depending on their relative Accumulation Values at that time. For purposes of determining these proportions, we reduce the Fixed Accumulation Value by the Loan Amount. Because the cost of insurance portion of the Monthly Deduction can vary from month to month, the Monthly Deduction itself will vary in amount from month to month.

     If the Cash Surrender Value is not sufficient to cover the Monthly Deduction on a Monthly Anniversary, the Policy may lapse. See "Death Benefit Guarantee" and "Policy Lapse and Reinstatement."

     Cost of Insurance. We will determine the monthly cost of insurance by multiplying the applicable cost of insurance rate or rates by the net amount at risk under the Policy. The net amount at risk under the Policy for a Policy Month is (1) the Death Benefit at the beginning of the Policy Month divided by
1.00327374 (which reduces the net amount at risk, solely for purposes of computing the cost of insurance, by taking into account assumed monthly earnings at an annual rate of 4%), less (2) the Accumulation Value at the beginning of the Policy Month (reduced by any charges for rider benefits). As a result, the net amount at risk may be affected by changes in the Accumulation Value or in the Death Benefit.


     The Rate Class of any Joint Insured may affect the cost of insurance. We currently place Insureds into standard Rate Classes or into substandard Rate Classes that involve a higher mortality risk. In an otherwise identical Policy, any Joint Insured in the standard Rate Class will have a lower cost of insurance than any Joint Insured in a Rate Class with higher mortality risks.


     If there is an increase in the Face Amount and the Rate Class applicable to the increase is different from that for the Initial Face Amount or any prior requested increases in Face Amount, the net amount at risk will be calculated separately for each Rate Class. For purposes of determining the net amount at risk for each Rate Class, we will first assume the Accumulation Value to be part of the Initial Face Amount. If the Accumulation Value is greater than the Initial Face Amount, it will then be assumed to be part of each increase in order, starting with the first increase.

     We base cost of insurance rates on the sex, Issue age, Policy Year and Rate Class(es) of each Joint Insured. The actual monthly cost of insurance rates will reflect our expectations as to future experience. They will not, however, be greater than the guaranteed cost of insurance rates shown in the Policy, which are based on the Commissioner's 1980 Standard Ordinary Mortality Tables for Smokers or Nonsmokers, respectively.

     Monthly Administrative Charge. Each month we deduct an administrative charge of $7.50 which is guaranteed not to exceed the product of $5.00 and the ratio (not to exceed 2.00) of (1) the Consumer Price Index (for all urban households) for the preceding September to (2) the Consumer Price Index for September 1985.


     Monthly Amount Charge. Each month during the first 20 Policy Years (and for 20 Policy Years following any requested increase in Face Amount) we deduct a monthly charge per $1,000 of Face Amount. The amount of this charge varies by Average Age of the Joint Insureds on the Policy Date (or on the effective date of any requested increase in Face Amount, as appropriate). See Appendix D. This charge compensates us for expenses relating to the distribution of the Policy, including agents' commissions, advertising, and the printing of the Prospectus and sales literature for new sales of the Policy. A portion of this charge may also contribute to company profits.

     Monthly Mortality and Expense Risk Charge. Each month during the first 10 Policy Years we will deduct a charge which is anticipated to be at an annual rate of .90% of the Variable Accumulation Value of the Policy. Each month thereafter, it is currently anticipated that we will deduct this charge at an annual rate of .25% of the Variable Accumulation Value. The Monthly Mortality and Expense Risk Charge is guaranteed not to exceed 1.20% of the Variable Accumulation Value of the Policy during the first 10 Policy Years, and .55% of the Accumulation Value of the Policy per Policy Year thereafter. The mortality and expense risk we assume is that our cost of insurance charges and other expense charges are not sufficient to cover our costs of death benefits, and any other expenses incurred in issuing and administering the Policies.


     Optional Insurance Benefit Charges. Each month we deduct charges for any optional insurance benefits added to the Policy by rider. See "General Provisions -- Optional Insurance Benefits."


Surrender Charge


     General. During the first 15 Policy Years and during the first 15 years following a requested increase in Face Amount, there is a Surrender Charge if you surrender the Policy or the Policy lapses. The Surrender Charge will not be affected by any decrease in Face Amount or by any change in Face Amount resulting from a change in the Death Benefit Option.


     The Surrender Charge imposed upon early surrender or lapse will be significant. For example, if you make premium payments no greater than the Minimum Monthly payments specified in your Policy, you can expect that during at least the early Policy Years, all or substantially all of your premium payments will be required to pay the Surrender Charge and other charges associated with the Policy. As a result, you should purchase a Policy only if you have the financial capability to keep it in force for a substantial period of time.

     Surrender Charge. The maximum Surrender Charge for the Initial Face Amount or any requested increase in Face Amount will be determined on the Policy Date or on the effective date of any requested increase respectively. The maximum Surrender Charge on the Initial Face Amount will be equal to $8.50 per $1,000 of Initial Face Amount. The maximum Surrender Charge on any requested increase in Face Amount will be equal to $8.50 per $1,000 of increase in the Face Amount. This Surrender Charge for the Initial Face Amount remains level equal to the maximum Surrender Charge during the first five Policy Years and then reduces in equal monthly increments until it becomes zero at the end of 15 years. The Surrender Charge for any requested increase in Face Amount follows a similar pattern.

     Surrender Charge Calculation. We determine the Surrender Charge for the Initial Face Amount or any requested increase in Face Amount by multiplying (1) $8.50 by (2) the Initial Face Amount or the Face Amount of the increase, as applicable, and by (3) the applicable percentage from the Surrender Charge Percentage Table below, and then dividing this amount by 1000. For example, a $250,000 Face Amount Policy would have a maximum $2,125 Surrender Charge ($8.50 x 250,000 / 1,000 x 100%) the first five years of the Policy, and the Surrender Charge would decline during the next ten years as indicated by the Table below. For the Initial Face Amount, a Surrender Charge is measured from the Issue Date and applies for 15 years from that Date. An increase in Face Amount of $100,000 in year 5 of the Policy would have its own (additional) Surrender Charge of $850 at the end of the first year ($8.50 x 100,000 / 1,000), and vary according to the Table below. The 15 year applicable Surrender Charge for each increase is measured from the date of the increase and applies for 15 years from the Increase Date. In this example, all Surrender Charges would cease to apply after the twentieth Policy Year.

                       Surrender Charge Percentage Table



   If surrender or lapse occurs        The following percentage of the
 in the last month of Policy Year      Surrender Charge will be payable:
----------------------------------   ----------------------------------
               1                               100%
               2                               100%
               3                               100%
               4                               100%
               5                               100%
               6                                90%
               7                                80%
               8                                70%
               9                                60%
              10                                50%
              11                                40%
              12                                30%
              13                                20%
              14                                10%
          15 and later                           0%

For requested increases, years are measured from the date of the increase.

The percentages reduce equally for each Policy Month during the years shown. For example, during the eleventh Policy Year, the percentage reduces equally each month from 50% at the end of the tenth Policy Year to 40% at the end of the eleventh Policy Year.


Partial Withdrawal and Transfer Charges

     We currently make no charge for transfers but we do charge $10 for each partial withdrawal. These charges are guaranteed not to exceed $25 per transfer or partial withdrawal for the duration of the Policy. The transfer charge will not be imposed on transfers that occur as a result of Policy loans or the exercise of conversion rights.



Modification of Charges


     ReliaStar may modify any of the charges under the Policy, as well as the Minimum Face Amount set forth in this Prospectus, because of special circumstances that result in lower sales, administrative, or mortality expenses. For example, special circumstances may exist in connection with group or sponsored arrangements, sales to our Policy holders or those of affiliated insurance companies, or sales to employees or clients of members of our affiliated group of insurance companies. The amount of any reductions will reflect the reduced sales effort and administrative costs resulting from, or the different mortality experience expected as a result of, the special circumstances. Modifications will not be unfairly discriminatory against any person, including the affected Policy owners and owners of all other policies funded by the Variable Account.



Investment Advisory Fees and Other Fund Expenses

     Because the Variable Account purchases shares of the Funds, the net asset value of the Variable Account's investments will reflect the investment advisory fees and other expenses incurred by the Funds. Set forth below is information provided by each Fund on its total 1998 annual expenses as a percentage of the Fund's average net assets. See the prospectuses for the Funds for more information concerning these expenses.

Fund Expenses

(Net of Fee Waivers)



                                                                                                     Total Investment
                                                                          Management       Other        Fund Annual
Fund                                                                         Fees        Expenses        Expenses
----------------------------------------------------------------------   ------------   ----------    -----------------
Alger American Growth Portfolio (a) ..................................        0.75%         0.04%         0.79%
Alger American MidCap Growth Portfolio (a) ...........................        0.80%         0.04%         0.84%
Alger American Small Capitalization Portfolio (a) ....................        0.85%         0.04%         0.89%

Fidelity VIP Equity-Income Portfolio (a) (b) .........................        0.49%         0.09%         0.58%
Fidelity VIP Growth Portfolio (a) (b) ................................        0.59%         0.09%         0.68%
Fidelity VIP High Income Portfolio (a) ...............................        0.58%         0.12%         0.70%
Fidelity VIP Money Market Portfolio ..................................        0.20%         0.10%         0.30%

Fidelity VIP II Contrafund Portfolio (a) (b) .........................        0.59%         0.11%         0.70%
Fidelity VIP II Index 500 Portfolio (a) (b) ..........................        0.24%         0.11%         0.35%
Fidelity VIP II Investment Grade Bond Portfolio (a) ..................        0.43%         0.14%         0.57%

Janus Aggressive Growth Portfolio (a) (c) ............................        0.72%         0.03%         0.75%
Janus Growth Portfolio (a) (c) .......................................        0.65%         0.03%         0.68%
Janus International Growth Portfolio (a) (c) .........................        0.66%         0.20%         0.86%
Janus Worldwide Growth Portfolio (a) (c) .............................        0.65%         0.07%         0.72%

Neuberger Berman Advisers Management Trust Limited Maturity
 Bond Portfolio (a) (d) ..............................................        0.65%         0.11%         0.76%
Neuberger Berman Advisers Management Trust Partners
 Portfolio (a) (d) ...................................................        0.78%         0.06%         0.84%
Neuberger Berman Advisers Management Trust Socially Responsive
 Portfolio (a) (d) (e) ...............................................        0.85%         0.65%         1.50%

Northstar Galaxy Trust Emerging Growth Portfolio (f) .................        0.75%         0.15%         0.90%
Northstar Galaxy Trust Growth + Value Portfolio (f) ..................        0.75%         0.05%         0.80%
Northstar Galaxy Trust High Yield Bond Portfolio (f) .................        0.75%         0.05%         0.80%
Northstar Galaxy Trust International Value Portfolio (f) .............        1.00%         0.00%         1.00%
Northstar Galaxy Trust Research Enhanced Index Portfolio (f) .........        0.75%         0.15%         0.90%

OCC Equity Portfolio (a) (g) .........................................        0.80%         0.14%         0.94%
OCC Global Equity Portfolio (a) (g) ..................................        0.80%         0.33%         1.13%
OCC Managed Portfolio (a) (g) ........................................        0.78%         0.04%         0.82%
OCC Small Cap Portfolio (a) (g) ......................................        0.80%         0.08%         0.88%

Putnam VT Growth and Income Fund-Class IA Shares .....................        0.46%         0.04%         0.50%
Putnam VT New Opportunities Fund-Class IA Shares .....................        0.56%         0.05%         0.61%
Putnam VT Voyager Fund-Class IA Shares ...............................        0.54%         0.04%         0.58%

(a) The Company or its affiliates may receive compensation from an affiliate or affiliates of certain of the Funds based upon an annual percentage of the average net assets held in that Fund by the Company and by certain of the Company's insurance company affiliates. These amounts are intended to compensate the Company or the Company's affiliates for administrative, record keeping, and in some cases distribution, and other services provided by the Company and its affiliates to Funds and/or the Funds' affiliates. Payments of such amounts by an affiliate or affiliates of the Funds do not increase the fees paid by the Funds or their shareholders. The percentage paid may vary from one Fund company to another.

(b) A portion of the brokerage commissions that certain Portfolios pay was used to reduce Portfolio expenses. In addition, certain Portfolios have entered into arrangements with their custodian whereby credits realized as a result of uninvested cash balances are used to reduce custodian expenses.
    Including these reductions,
  the total operating expenses presented in the table would have been: 0.57% for Fidelity VIP Equity-Income Portfolio; 0.66% for Fidelity VIP Growth Portfolio; and 0.28% for Fidelity VIP II Index 500 Portfolio; and 0.66% for Fidelity VIP II Contrafund Portfolio.

(c) The fees and expenses in the table above are based on net expenses after expense offset arrangements for the fiscal year ended December 31, 1998. The information is net of fee reductions from Janus Capital. Fee reductions for the Aggressive Growth, Growth, International Growth, and Worldwide Growth Portfolios reduce the management fee to the level of the corresponding Janus retail fund. Other waivers, if applicable, are first applied against the Management Fee and then Other Expenses. Without such reductions, the Management Fee, Other Expenses and Total Investment Fund Annual Expenses would have been: 0.72%, 0.03%, and 0.75% for Janus Aggressive Growth Portfolio; 0.72%, 0.03%, and 0.75% for Janus Growth Portfolio; 0.75%, 0.20%, and 0.95% for Janus International Growth Portfolio; and 0.67%, 0.07%, and 0.74% for Janus Worldwide Growth Portfolio. Janus Capital has agreed to continue these fee reductions until at least the next annual renewal of the advisory agreement.

(d) Neuberger Berman Advisers Management Trust is divided into portfolios ("Portfolios"), each of which invests all of its net investable assets in a corresponding series ("Series") of Advisers Managers Trust. The figures reported under "Management Fees" include the aggregate of the administration fees paid by the Portfolio and the management fees paid by its corresponding Series. Similarly, "Other Expenses" includes all other expenses of the Portfolio and its corresponding Series.

(e) Neuberger Berman Management Inc. ("NBMI") has undertaken to reimburse the Socially Responsive Portfolio for certain operating expenses, including the compensation of Neuberger Berman Advisers Management Trust and excluding taxes, interest, extraordinary expenses, brokerage commissions and transaction costs, that exceed in the aggregate, 1.50% of the average daily net asset value of the Socially Responsive Portfolio. The Socially Responsive Portfolio had not commenced operations as of December 31, 1998, and thereof these expense figures are estimated. Estimated expenses are expected to be 2.50% for the fiscal period ending December 31, 1999, prior to the reimbursement. The expense reimbursement policy is subject to termination upon 60 days' written notice. There can be no assurance that this policy will be continued after April 30, 2000. See "Expense Limitation" in the Socially Responsive Portfolio prospectus for further information.

(f) The fee and expense information for the Northstar Galaxy Trust Emerging Growth Portfolio and International Value Portfolio has been restated to reflect current fees and expenses effective November 9, 1998. The fee and expense information for the Northstar Galaxy Trust Research Enhanced Index Portfolio has been restated to reflect current fees and expenses effective April 30, 1999. The investment adviser to the Northstar Galaxy Trust has agreed to reimburse the Northstar Growth + Value Portfolio and High Yield Bond Portfolio for any expenses in excess of 0.80% of each Portfolio's average daily net assets. It has also agreed to reimburse the Emerging Growth, Research Enhanced Index, and International Value Portfolios for amounts in excess of 0.90%, 0.90% and 1.00%, respectively. In the absence of the investment adviser's expense reimbursements, the Total Investment Fund Annual Expenses that would have been paid by each Portfolio during its fiscal year ended December 31, 1998 would have been: Northstar Galaxy Trust Growth + Value Portfolio: 1.02%; Northstar Galaxy Trust High Yield Bond
    Portfolio: 1.23%; Northstar Galaxy Trust Research Enhanced Index Portfolio:
    1.29%; Northstar Galaxy Trust Emerging Growth Portfolio: 1.14%. For the Northstar Galaxy Trust International Value Portfolio, on an annualized basis, absent expense reimbursement, the actual expenses for this Portfolio are 1.68%. Expense reimbursements are voluntary. There is no assurance of ongoing reimbursement. The Northstar Galaxy Trust Emerging Growth Portfolio (formerly the Northstar Galaxy Trust Income and Growth Portfolio) operated under an investment objective of seeking income balanced with capital appreciation from inception through November 8, 1998, when the investment objective was modified to seeking long-term capital appreciation. The Northstar Galaxy Trust Research Enhanced Index Portfolio (formerly the Northstar Galaxy Trust Multi-Sector Bond Portfolio) operated under an investment objective of seeking current income while preserving capital through April 29, 1999, when the investment objective was modified to seeking long-term capital appreciation.

(g) Management Fees reflect effective management fees after taking into effect any waiver. Other Expenses are shown net of expense offsets afforded the Portfolios. Total Portfolio Expenses for the Equity, Small Cap and Managed Portfolios are limited by OpCap Advisors so that their respective annualized operating expenses (net of any expense offsets) do not exceed 1.00% of average daily net assets. Total Portfolio Expenses for the Global Equity Portfolio are limited to 1.25% of average daily net assets (net of expense offsets).

The Variable Account

     On March 23, 1982, we established the ReliaStar Life Insurance Company of New York Variable Life Separate Account I as one of our separate accounts pursuant to the laws of the State of New York. The Variable Account :

   o will receive and invest the Net Premiums paid and allocated to it under this Policy;

   o currently receives and invests net premiums for other classes of flexible premium variable life insurance policies we issue and may do so for additional classes in the future;

   o meets the definition of a "separate account" under the federal securities laws; and

   o is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). Such registration does not involve supervision by the SEC of the management or investment policies or practices of the Variable Account, us, or the Funds.

     We own the Variable Account's assets. However, New York law provides that we cannot charge the Variable Account with liabilities arising out of any other business we may conduct. We are required to maintain assets which are at least equal to the reserves and other liabilities of the Variable Account. We may transfer assets which exceed these reserves and liabilities to our general account (the Fixed Account).


Investments of the Variable Account

     There are currently 29 investment options (Funds) available under the Variable Account. However, we only permit you to participate in a maximum of 17 investment options over the lifetime of your Policy. The Summary and section entitled "Additional Information on the Investments of the Variable Account" describe the Funds currently offered. You also should read the Funds' prospectuses for more detailed information, particularly because several of the Funds and portfolios may have objectives that are quite similar. Please call the telephone number listed on the first page of this Prospectus to request a Fund's prospectus. There is no assurance that any Fund will achieve its investment objective(s).


Performance Information

     Performance information for the Sub-Accounts of the Variable Account and the Funds available for investment by the Variable Account may appear in advertisements, sales literature, or reports to Policy owners or prospective purchasers. Such performance information for the Sub-Accounts will reflect deductions of Fund expenses and be adjusted to reflect the Mortality and Expense Risk Charge, but will not reflect deductions for the cost of insurance or the Surrender Charge. We will accompany quotations of performance information for the Funds with performance information for the Sub-Accounts. Performance information for the Funds will take into account all fees and charges at the Fund level, but will not reflect any deductions from the Variable Account. Performance information reflects only the performance of a hypothetical investment during a particular time period in which the calculations are based. We may provide performance information showing total returns and average annual total returns for periods prior to the date a Sub-Account commenced operation. We will calculate such performance information based on the assumption that the Sub-Accounts were in existence for the same periods as those indicated for the Funds, with the level of charges at the Variable Account level that were in effect at the inception of the Sub-Accounts.

     We may also provide individualized hypothetical illustrations of Accumulation Value, Cash Surrender Value and Death Benefit based on historical investment returns of the Funds. These illustrations will reflect deductions for Fund expenses and Policy and Variable Account charges, including the Monthly Deduction, Premium Expense Charge and the Surrender Charge. We will base these hypothetical illustrations on the actual historical experience of the Funds as if the Sub-Accounts were in existence and a Policy issued for the same periods as those indicated for the Funds.

     We may compare performance of the Sub-Accounts and/or the Funds in advertisements and sales literature:

     o to other variable life insurance issuers in general

     o to the performance of particular types of variable life insurance policies investing in mutual funds

   o to investment series of mutual funds with investment objectives similar to each of the Sub-Accounts, whose performance is reported by Lipper Analytical Services, Inc. and Morningstar, Inc. (independent services that monitor and rank the performances of variable life insurance issuers in each of the major categories of investment objectives on an industry-wide basis), or reported by other series, companies, individuals or other industry or financial publications of general interest, such as Forbes, Money, The Wall Street Journal, Business Week, Barron's, Kiplinger's and Fortune

   o to the Standard & Poor's Index of 500 common stocks and the Dow Jones Industrials, which are widely used measures of stock market performance

     We may also compare the performance of each Sub-Account to other widely recognized indices. Unmanaged indices may assume the reinvestment of dividends, but typically do not reflect any "deduction" for the expense of operating or managing an investment portfolio.


Death Benefit

     If the Surviving Joint Insured dies while the Policy is in force, we will pay the Death Benefit reduced by any Loan Amount and unpaid Monthly Deductions. This amount is called the proceeds. We may pay all or part of the proceeds in cash to your beneficiaries or under one or more of the settlement options we offer. See "General Provisions -- Settlement Options."

     Appendix C illustrates Accumulation Values, Surrender Charges, Cash Surrender Values, and Death Benefits assuming different levels of premium payments and investment returns for selected ages and Face Amounts.


Death Benefit Options

     The Policy provides two Death Benefit Options as shown below. You choose the Death Benefit Option on the application for the Policy. Subject to certain limitations, you can change the Death Benefit Option after the Policy is issued. See "Death Benefit -- Changing the Death Benefit Option."

     Level Amount Option. (Option A.) The Death Benefit is the greater of the current Face Amount of the Policy or the Corridor Percentage of Accumulation Value on the Valuation Date on or next following the date of the Surviving Joint Insured's death. Under the Level Amount Option, the Death Benefit will remain level unless the corridor percentage of Accumulation Value exceeds the current Face Amount, in which case the amount of the Death Benefit will vary as the Accumulation Value varies.

     Illustration of Level Amount Option. For purposes of this illustration, assume that the younger Joint Insured is under age 40, and that there is no Loan Amount. Under the Level Amount Option, a Policy with a $100,000 Face Amount will generally have a $100,000 Death Benefit. However, because the Death Benefit must be equal to or be greater than 250% of the Accumulation Value, any time the Accumulation Value of the Policy exceeds $40,000, the Death Benefit will exceed the $100,000 Face Amount. Each additional dollar added to the Accumulation Value above $40,000 will increase the Death Benefit by $2.50. Thus, if the Accumulation Value exceeds $40,000 and increases by $100 because of investment performance or premium payments, the Death Benefit will increase by $250. A Policy owner with an Accumulation Value of $50,000 will be entitled to a Death Benefit of $125,000 ($50,000 x 250%); an Accumulation Value of $75,000 will yield a Death Benefit of $187,500 ($75,000 x 250%); and an Accumulation Value of $100,000 will yield a Death Benefit of $250,000 ($100,000 x 250%).

     Similarly, as long as the Accumulation Value exceeds $40,000, each dollar taken out of the Accumulation Value will reduce the Death Benefit by $2.50. If, for example, the Accumulation Value is reduced from $75,000 to $70,000 because of partial withdrawals, charges, or negative investment performance, the Death Benefit will be reduced from $187,500 to $175,000. If at any time before the younger Joint Insured's age 100, however, the Accumulation Value multiplied by the corridor percentage is less than the Face Amount, the Death Benefit will equal the current Face Amount of the Policy.

     The corridor percentage becomes lower as the younger Joint Insured's age increases. If the current age of the younger Joint Insured in the illustration above were, for example, 50 (rather than under age 40), the corridor percentage would be 185%. The Death Benefit would not exceed the $100,000 Face Amount unless the Accumulation Value exceeded approximately $54,055 (rather than $40,000), and each $1 then added to or taken from the Accumulation Value would change the Death Benefit by $1.85 (rather than $2.50).

                           Corridor Percentage Table



                              Corridor                                Corridor                                 Corridor
 Younger Joint Insured's   Percentage of   Younger Joint Insured's   Percentage of   Younger Joint Insured's   Percentage of
  Age on Previous Policy    Accumulation    Age on Previous Policy    Accumulation    Age on PreviousPolicy   Accumulation
       Anniversary             Value             Anniversary             Value            Anniversary             Value
------------------------- --------------- ------------------------- ---------------  ------------------------ --------------
      40 or younger            250%                  54                  157                    68                  117
             41                243                   55                  150                    69                  116
             42                236                   56                  146                    70                  115
             43                229                   57                  142                    71                  113
             44                222                   58                  138                    72                  111
             45                215                   59                  134                    73                  109
             46                209                   60                  130                    74                  107
             47                203                   61                  128                  75-90                 105
             48                197                   62                  126                    91                  104
             49                191                   63                  124                    92                  103
             50                185                   64                  122                    93                  102
             51                178                   65                  120                    94                  101
             52                171                   66                  119                  95-100                100
             53                164                   67                  118

     Variable Amount Option. (Option B.) The Death Benefit is equal to the greater of the current Face Amount plus the Accumulation Value of the Policy, or the Accumulation Value multiplied by the corridor percentage according to the younger Joint Insured's attained age. The corridor percentage is 250% for the younger Joint Insured age 40 or below, and the percentage declines with increasing age as shown in the Corridor Percentage Table above. Accordingly, under the Variable Amount Option the amount of the Death Benefit will always vary as the Accumulation Value varies.

     Illustration of Variable Amount Option. For purposes of this illustration, assume that the younger Joint Insured is under age 40 and that there is no Loan Amount. Under the Variable Amount Option, a Policy with a Face Amount of $100,000 will generally pay a Death Benefit of $100,000 plus the Accumulation Value. Thus, for example, a Policy with an Accumulation Value of $20,000 will have a Death Benefit of $120,000 ($100,000 + $20,000); an Accumulation Value of $40,000 will yield a Death Benefit of $140,000 ($100,000 + $40,000). The Death
Benefit, however, must be at least 250% of the Accumulation Value. As a result, if the Accumulation Value of the Policy exceeds approximately $66,667, the Death Benefit will be greater than the Face Amount plus the Accumulation Value. Each additional dollar of the Accumulation Value above $66,667 will increase the Death Benefit by $2.50. Thus, if the Accumulation Value exceeds $66,667 and increases by $100 because of investment performance or premium payments, the Death Benefit will increase by $250. A Policy owner with an Accumulation Value of $75,000 will be entitled to a Death Benefit of $187,500 ($75,000 x 250%); an Accumulation Value of $100,000 will yield a Death Benefit of $250,000 ($100,000 x 250%); and an Accumulation Value of $125,000 will yield a Death Benefit of $312,500 ($125,000 x 250%).

     Similarly, any time the Accumulation Value exceeds $66,667, each dollar taken out of the Accumulation Value will reduce the Death Benefit by $2.50. If, for example, the Accumulation Value is reduced from $75,000 to $70,000 because of partial withdrawals, charges, or negative investment performance, the Death Benefit will be reduced from $187,500 to $175,000. If at any time before the younger Joint Insured's age 100, however, the Accumulation Value multiplied by the corridor percentage is less than the Face Amount plus the Accumulation Value, then the Death Benefit will be the current Face Amount plus the Accumulation Value of the Policy. The Death Benefit after age 100 is the Accumulation Value.

     The corridor percentage becomes lower as the younger Joint Insured's age increases. If the current age of the younger Joint Insured in the illustration above were, for example, 50 (rather than under 40), the corridor percentage would be 185%. The amount of the Death Benefit would be the sum of the Accumulation Value plus $100,000 unless the Accumulation Value exceeded approximately $117,647 (rather than $66,667), and each $1 then added to or taken from the Accumulation Value would change the Death Benefit by $1.85 (rather than $2.50).

Which Death Benefit Option to Choose

     If you prefer to have premium payments and favorable investment performance reflected partly in the form of an increasing Death Benefit, you should choose the Variable Amount Option. If you are satisfied with the amount of your existing insurance coverage and prefer to have premium payments and favorable investment performance reflected to the maximum extent in the Accumulation Value and lower cost of insurance charges, you should choose the Level Amount Option.


Requested Changes in Face Amount

     Subject to certain limitations, you may request an increase or decrease in the Face Amount. No increase or decrease in the Face Amount will be permitted during the first two Policy Years.

     Increases. You must submit a written request to us to increase the Face Amount. We may also require additional evidence of insurability satisfactory to us. The effective date of the increase will be the Monthly Anniversary on or next following our approval of the increase. The increase may not be less than $5,000. We currently permit increases until any Joint Insured exceeds age 85. You cannot request an increase in the Face Amount more frequently than once every four years. We will deduct any charges associated with the increase (the increases in the cost of insurance and the Surrender Charge upon lapse or total surrender -- see "Effect of Requested Changes in Face Amount") from the Accumulation Value, whether or not you pay an additional premium in connection with the increase. You will be entitled to limited free look and conversion rights with respect to requested increases in Face Amount. See "Free Look and Conversion Rights."

     Decreases. You must submit a written request to us to decrease the Face Amount. Any decrease in the Face Amount will be effective on the Monthly Anniversary on or next following our receipt of a written request. You cannot request a decrease in the Face Amount more frequently than once every six months. The Face Amount remaining in force after any requested decrease may not be less than the Minimum Face Amount shown in the Policy. Under our current rules, the Minimum Face Amount is $250,000, but we reserve the right to establish a different Minimum Face Amount. If, following a decrease in Face Amount, the Policy would no longer qualify as life insurance under Federal tax law (see "Federal Tax Matters -- Tax Status of the Policy"), we will limit the decrease to the extent necessary to meet these requirements.

     For purposes of determining the cost of insurance, decreases in the Face Amount will be applied to reduce the current Face Amount in the following order:

     (1) The Face Amount provided by the most recent increase;

     (2) The next most recent increases successively; and

     (3) The Face Amount when the Policy was issued.

     By reducing the current Face Amount in this manner, the Rate Class applicable to the most recent increase in Face Amount will be eliminated first, then the Rate Class applicable to the next most recent increase, and so on, for the purposes of calculating the cost of insurance. This assumption will affect the cost of insurance under the Policy only if different Rate Classes have been applied to the current Face Amount. We currently place Insureds into standard Rate Classes or into substandard Rate Classes that involve a higher mortality risk (for example, a 200% Rate Class or a 300% Rate Class). In an otherwise identical Policy, an Insured in the standard Rate Class will have a lower cost of insurance than an Insured in a substandard Rate Class with higher mortality risks. See "Deductions and Charges -- Monthly Deduction."

     For example, assume that the Initial Face Amount was $50,000 with a standard Rate Class, and that successive increases of $25,000 (at a Rate Class of 200%) and $50,000 (at a Rate Class of 300%) were added. If a decrease of $50,000 or less is requested, the amount of insurance at a 300% Rate Class will be reduced first. If a decrease of more than $50,000 is requested, the amount at a 300% Rate Class will be eliminated, and the excess over $50,000 will next reduce the amount of insurance at a 200% Rate Class.

     Effect of Requested Changes in Face Amount. An increase or decrease in Face Amount will affect the Monthly Deduction because the cost of insurance and the Monthly Amount Charge depend upon the Face Amount. The charge for certain optional insurance benefits may also be affected. See "Deductions and Charges -- Monthly Deduction." An increase in the Face Amount will increase the Surrender Charge, but a decrease in the

Face Amount will not reduce the Surrender Charge or the Monthly Amount Charge. The Surrender Charge is, however, imposed only upon lapse or total surrender of the Policy and not upon a requested decrease in Face Amount. See "Deductions and Charges -- Surrender Charge."

     An increase in the Face Amount will increase the Minimum Monthly Premium as of the effective date of the increase. Therefore, additional premium payments may be required to maintain the Death Benefit Guarantee. A decrease in the Face Amount will reduce the Minimum Monthly Premium as of the effective date of the decrease. Face Amount changes may also change the Death Benefit Guarantee Period. See "Death Benefit Guarantee."


     The additional Surrender Charge on a requested increase in the Face Amount will reduce the Cash Surrender Value (which is the Accumulation Value less any Surrender Charge, Loan Amount and unpaid Monthly Deductions). If the resulting Cash Surrender Value is not sufficient to cover the Monthly Deduction, the Policy may lapse unless the Death Benefit Guarantee is in effect. See "Policy Lapse and Reinstatement -- Lapse" and "Death Benefit Guarantee."

Insurance Protection

     As your insurance needs change, you may increase or decrease the pure insurance protection provided by the Policy (that is, the difference between the Death Benefit and the Accumulation Value) in one of several ways. These ways include:

     o increasing or decreasing the Face Amount of insurance, changing the level of premium payments, and,

     o making a partial withdrawal under the Policy.

     Although the consequences of each of these methods will depend upon the individual circumstances, they may be generally summarized as follows:

   o An increase in the Face Amount (which is generally subject to underwriting approval -- see "Death Benefit -- Requested Changes in Face Amount") will likely increase the amount of pure insurance protection, depending on the amount of Accumulation Value and the resultant corridor percentage limitation. If the insurance protection is increased, the Policy charges generally will increase as well.

   o A decrease in the Face Amount will, subject to the corridor percentage limitations (see "Death Benefit Options -- Death Benefit Options"), decrease the pure insurance protection without reducing the Accumulation Value. If the Face Amount is decreased, the Cost of Insurance charges generally will decrease as well. (Note that the Surrender Charge will not be reduced. See "Deductions and Charges -- Surrender Charge.")

     o A change in the level of premium can have a variety of effects, as follows.

    Under the Level Amount Option, until the corridor percentage of Accumulation Value exceeds the Face Amount, (a) an increased level of premium payments will reduce the amount of pure insurance protection, and (b) a reduced level of premium payments will increase the amount of pure insurance protection.

    Under the Variable Amount Option, until the corridor percentage of Accumulation Value exceeds the Face Amount plus the Accumulation Value, the level of premium payments will not affect the amount of pure insurance protection, (However, both the Accumulation Value and the Death Benefit will be increased if premium payments are increased, and reduced if premium payments are reduced.)

    Under any Death Benefit Option, if the Death Benefit is the corridor percentage of Accumulation Value, then (a) an increased level of premium payments will increase the amount of pure insurance protection (subject to underwriting approval -- see "Payment and Allocation of Premiums -- Amount and Timing of Premiums", and (b) a reduced level of premium payments will reduce the pure insurance protection.

   o A partial withdrawal will reduce the Death Benefit. See "Surrender Benefits -- Partial Withdrawal". However, it has a limited effect on the amount of pure insurance protection and charges under the Policy, because the decrease in the Death Benefit is usually equal to the amount of Accumulation Value withdrawn. The Primary use of a partial withdrawal is to withdraw Accumulation Value. Furthermore, it results in a reduced amount of Accumulation Value and increases the possibility that the Policy will lapse.

      You should consider the techniques described in this section for changing the amount of pure insurance protection under the Policy (for example, changing the Face Amount, making a partial withdrawal, and changing the amount of premium payments) together with the other restrictions and considerations described elsewhere in this Prospectus.


Changing the Death Benefit Option

     After the fourth Policy Year, you may change the Death Benefit Option once each Policy Year. You must submit a written request to change the Death Benefit Option. A change in the Death Benefit Option will also change the Face Amount. If the Death Benefit Option is changed from the Level Amount Option to the Variable Amount Option, the Face Amount will be decreased by an amount equal to the Accumulation Value on the effective date of the change. You cannot change from the Level Amount Option to the Variable Amount Option if the resulting Face Amount would fall below the minimum Face Amount (currently $25,000).

     If you request to change the Death Benefit Option from the Variable Amount Option to the Level Amount Option, we will increase the Face Amount by an amount equal to the Policy's Accumulation Value on the effective date of the change.

     An increase or decrease in Face Amount resulting from a change in the Death Benefit Option will affect the future Monthly Deductions because the cost of insurance depends upon the Face Amount. A change in the Face Amount resulting from a change in the Death Benefit Option may also affect the charge for certain optional insurance benefits. See "Deductions and Charges -- Monthly Deduction." However, a Face Amount change resulting from a Death Benefit Option change will not affect the Surrender Charge.

     Changes in the Death Benefit Option do not currently require additional evidence of insurability.


Payment and Allocation of Premiums

Issuing the Policy

     Both individuals applying for a Policy must complete an application and personally deliver it to our licensed agent. We will generally only issue a Policy to applicants where both Joint Insureds' ages are 85 or less and both supply evidence of insurability satisfactory to us. Acceptance is subject to our underwriting rules and we reserve the right to reject an application for any reason permitted by law.

     Coverage. Coverage under a Policy begins on the later of the Issue Date or the date we receive at least the minimum initial premium (see immediately following section). In general, if the applicants pay at least the minimum initial premium with the application, the Issue Date will be the later of the date of the application or the date of any medical examination required by our underwriting procedures. However, if underwriting approval has not occurred within 45 days after we receive the application or if you authorize premiums to be paid by bank account monthly deduction, the Issue Date will be the date of underwriting approval.

     If you authorize premiums to be paid by government allotment, the Issue Date generally will be, subject to our underwriting approval, the first day of the month in which we receive the first Minimum Monthly Premium through government allotment, whether or not a Minimum Monthly Premium is collected with the application. If a Minimum Monthly Premium is collected with the application, it will be allocated to the Sub-Accounts of the Variable Account and the Fixed Account on the Valuation Date next following the Issue Date.

     Minimum Initial Premium. The minimum initial premium is three Minimum Monthly Premiums. See "Death Benefit Guarantee." If, however, you authorize premiums to be paid by bank account monthly deduction or government allotment, we will accept one Minimum Monthly Premium together with the required authorization forms. The Minimum Monthly Premium is specified in the Policy and determines the payments required to maintain the Death Benefit Guarantee.


     Temporary Insurance. When the application is taken, you can receive temporary insurance coverage by paying a premium equal to 10% of annualized Minimum Monthly Premium. The temporary insurance will be for the face amount specified in the premium receipt and will be effective until the earliest of the following:


     o The date the coverage under the Policy is effective.

     o The date you receive an offer for an alternative policy, a notice of termination of temporary insurance coverage, or notice that we have rejected the application.


     o The date of death of the proposed Surviving Joint Insured or any proposed additional Joint Insured.

     o The 180th day after the date of the receipt for the temporary insurance.




Allocating Premiums

     You choose the initial allocation of your Net Premiums (your gross premiums less the Premium Expense Charge) to the Fixed Account and the Sub-Accounts of the Variable Account on the application for the Policy. You may change the allocation at any time by notifying us in writing. Changes will not be effective until the date we receive your request and will only affect premiums we receive on or after that date. The premium allocation may be 100% to the Fixed Account or the Sub-Accounts or divided among the Fixed Account and the Sub-Accounts in whole percentage points totaling 100%. We reserve the right to adjust any allocation to eliminate fractional percentages. Changing the current Net Premium allocation will not affect the allocation of existing Accumulation Value.

     Crediting Net Premiums. We will credit Net Premiums on the latest of the following dates:


     o The Valuation Date following the date of underwriting approval.

     o The Valuation Date on or next following the Policy Date.

   o The Valuation Date on or next following the date we have received at the required minimum initial premium payment.

   o In the case of Policies issued under government allotment programs, the Valuation Date next following the Issue Date.


     Until the date on which Net Premiums are credited as described above, we will hold premium payments in our General Account. No interest will be earned on these premium payments during this period of time.

     Refunding Premiums. We will return all premiums paid without interest if any of the following occur:


     o We send notice to the applicant(s) that the insurance is declined.

     o The applicant(s) refuses an offer for an alternative policy.

     o The applicant(s) does not supply required medical exams or tests within 30 days of the date of the application.


     o The applicant(s) returns the Policy under the limited free look right. See "Free Look and Conversion Rights -- Free Look Rights."



Amount and Timing of Premiums

     The amount and frequency of premium payments will affect the Accumulation Value, the Cash Surrender Value, and how long the Policy will remain in force (including affecting whether the Death Benefit Guarantee is in effect ). See "Death Benefit Guarantee." After the initial premium, you may determine the amount and timing of subsequent premium payments within the following restrictions:

   o We require that you pay cumulative premiums sufficient to maintain the Death Benefit Guarantee to keep the Policy in force during at least the first several Policy Years. See "Death Benefit Guarantee."

   o We may choose not to accept any premium less than $25.

   o We reserve the right to limit the amount of any premium payment. In general, during the first Policy Year we will not accept total premium payments in excess of $250,000 on the lives of the Joint Insureds, whether such payments are received on a Policy or on any other insurance policy issued by us or our affiliates. Also, we will not accept any premium payment in excess of $50,000 on any Policy after the first Policy Year. We may waive any of these premium limitations.

   o We may require additional evidence of insurability satisfactory to us if any premium would increase the difference between the Death Benefit and the Accumulation Value (that is, the net amount at risk). A premium payment would increase the net amount at risk if at the time of payment the Death Benefit would be based upon the applicable corridor percentage of Accumulation Value. See "Death Benefit -- Death Benefit Options."

   o In no event may the total of all premiums paid, both scheduled and unscheduled, exceed the current maximum premium payments allowed for life insurance under Section 7702 of the Code. If at any time you pay a premium which would result in total premiums exceeding the current maximum premiums allowed, we will only accept that portion of the premium which would make total premiums equal the maximum. We will return any part of the premium in excess of that amount, and we will not accept further premiums until allowed by the current maximum premium limitations.

   o You may pay additional premiums (other than Planned Periodic Premiums) at any time while the Policy is in force. We may limit the number and amount of these additional premiums.

   o If you want to make a large premium payment under this Policy, and you wish to avoid Modified Endowment Contract classification, you may contact us in writing before making the payment and we will tell you the maximum amount which you can pay into the Policy. See "Federal Tax Matters -- Tax Status of the Policy."


Planned Periodic Premiums

     You may choose a Planned Periodic Premium schedule which indicates a preference as to future amounts and frequency of payment. You may pay Planned Periodic Premiums annually, semi-annually, quarterly, by bank account monthly deduction, or government allotment.

     Your Policy will show the amount and frequency of your initial Planned Periodic Premium. You may change the Planned Periodic Premium at any time by written request. We may limit the amount of any increase, if such an increase would result in planned periodic premiums that are larger than (a) the maximum premium we would accept under the Amount and Timing of Premium Payments provisions in the Policy or (b) the Planned Periodic Premium which would total more than $50,000 per year. Failure to make any Planned Periodic Premium payment will not, however, necessarily result in lapse of the Policy. On the other hand, making Planned Periodic Premium payments will not guarantee that the Policy remains in force. See "Death Benefit Guarantee" and "Policy Lapse and Reinstatement."


Unscheduled Additional Premiums

     Premiums, other than Planned Periodic Premiums, may be paid at any time while the Policy is in force. We may limit the number and amount of these additional payments.


Paying Premiums By Mail

     Planned Periodic Premiums and Unscheduled Additional Premiums may be paid to the Company by mailing them to:

   ReliaStar Life Insurance Company of New York
   NW 7353
   P.O. Box 1450
   Minneapolis, MN 55485-7353

Death Benefit Guarantee

     If you meet the requirements described below, we guarantee that we will not lapse the Policy even if the Cash Surrender Value is not sufficient to cover the Monthly Deduction that is due. This feature of the Policy is called the "Death Benefit Guarantee." Each Policy will specify the Death Benefit Guarantee Period. The Death Benefit Guarantee Period depends on the issue ages and premium classes of the Joint Insureds, Death Benefit Option, and any Optional Insurance Benefits. Certain Policy changes may also change the Death Benefit Guarantee Period.

     Following is a table of typical Death Benefit Guarantee Periods. The examples assume that the Joint Insureds are a male and a female, both of the same issue age, both with no substandard ratings, a $1,000,000 Face Amount, and no Optional Insurance Benefits. Policies with substandard ratings and Optional Insurance Benefits will typically have a shorter Death Benefit Guarantee Period.


                                     Death Benefit      Death Benefit
Age and Class of Joint Insureds          Option        Guarantee Period
---------------------------------   ---------------   -----------------
     45 Non-Tobacco .............   A (Level)             37 Years
     45 Non-Tobacco .............   B (Variable)          35 Years
     65 Non-Tobacco .............   A (Level)             17 Years
     65 Non-Tobacco .............   B (Variable)          16 Years
     45 Tobacco .................   A (Level)             35 Years
     45 Tobacco .................   B (Variable)          33 Years
     65 Tobacco .................   A (Level)             15 Years
     65 Tobacco .................   B (Variable)          14 Years


     In general, the two most significant benefits from the Death Benefit Guarantee are as follows:
   o First, during the early Policy Years, the Cash Surrender Value may not be sufficient to cover the Monthly Deduction, so that the Death Benefit Guarantee will be necessary to avoid lapse of the Policy. See "Policy Lapse and Reinstatement." This occurs because the Surrender Charge usually exceeds the Accumulation Value in these years. In this regard, you should consider that if you request an increase in Face Amount, an additional Surrender Charge would apply for the fifteen years following the increase, which could create a similar possibility of lapse as exists during the early Policy Years.
   o Second, to the extent the Cash Surrender Value declines due to poor investment performance, or due to an additional Surrender Charge after a requested increase, the Cash Surrender Value may not be sufficient even in later Policy Years to cover the Monthly Deduction, so that the Death Benefit Guarantee may also be necessary in later Policy Years to avoid lapse of the Policy. Thus, even though the Policy permits premium payments that are less than the Minimum Monthly Premiums, you may lose the significant protection provided by the Death Benefit Guarantee by paying less than the Minimum Monthly Premiums.


Requirements for the Death Benefit Guarantee
     The Death Benefit Guarantee will be in effect if the sum of all premiums paid minus any partial withdrawals and any loans are equal to or greater than the sum of the Minimum Monthly Premiums since the Policy Date. You must satisfy the requirements for the Death Benefit Guarantee as of each Monthly Anniversary, even though you do not have to pay premiums monthly.

     Example: The Policy Date is January 1, 2000. The Minimum Monthly Premium is $1000 per month. No Policy loans or partial withdrawals are taken and no Face Amount changes have occurred.


   Case 1. You pay $1000 each month. The Death Benefit Guarantee is maintained.

   Case 2. You pay $10,000 on January 1, 2000. The $10,000 maintains the Death
           Benefit Guarantee without your paying any additional premiums for the next 10 months (through October 31, 2000). However, you must pay at least $1000 by November 1, 2000 to maintain the Death Benefit Guarantee through November 30, 2000.

     We will determine (and the Policy will indicate) the amount of the initial Minimum Monthly Premium at issuance of the Policy. The initial Minimum Monthly Premium will depend upon each Joint Insured's sex, age at issue, Rate Class, optional insurance benefits added by rider, and the Initial Face Amount.

     The following Policy changes may change the Minimum Monthly Premium.

   o A requested increase or decrease in the Face Amount (see "Death Benefit -- Requested Changes in Face Amount").

   o A change in the Death Benefit Option (see "Death Benefit -- Changing the Death Benefit Option").

   o The addition or termination of a Policy rider (see "General Provisions -- Optional Insurance Benefits").

     We will notify you in writing of any changes in the Minimum Monthly
Premium.

     If you have not made sufficient premium payments to maintain the Death Benefit Guarantee as of any Monthly Anniversary, we will send you notice of the premium payment required to maintain it. If we do not receive the required premium payment within 61 days from the date of our notice, the Death Benefit Guarantee will terminate. The Death Benefit Guarantee cannot be reinstated.

     Even if the Death Benefit Guarantee terminates, the Policy will not necessarily lapse. For a discussion of the circumstances under which the Policy may lapse, see "Policy Lapse and Reinstatement."


Accumulation Value

     The Accumulation Value of the Policy is equal to the sum of the Variable Accumulation Value plus the Fixed Accumulation Value. You should distinguish the Accumulation Value from the Cash Surrender Value that would actually be paid to you upon total surrender of the Policy, which is the Accumulation Value less any Surrender Charge, Loan Amount and unpaid Monthly Deductions. See "Surrender Benefits -- Total Surrender." You should also distinguish the Accumulation Value from the Cash Value, which determines the amount available for Policy loans, and is the Accumulation Value less any Surrender Charge. See "Policy Loans."

     The Variable Accumulation Value will generally vary daily and will increase or decrease to reflect the investment performance of the Funds in which Sub-Accounts of the Variable Account have been invested.

     We will increase the Variable Accumulation Value by:

     o any Net Premiums credited to the Variable Account, and

     o any transfers from the Fixed Account.

     We will reduce the Variable Accumulation Value by:

     o the Monthly Deduction attributable to the Variable Account,

     o partial withdrawals from the Variable Account,

     o any transfer and partial withdrawal charges attributable to the Variable Account, and

     o any amounts transferred from the Variable Account to the Fixed Account (including amounts transferred from the Variable Account to the Fixed Account as security for Policy loans -- see "Policy Loans").

     We will increase the Fixed Accumulation Value by:

     o any Net Premiums credited to the Fixed Account.

     o any interest credited to the Fixed Account (determined at our discretion, but guaranteed not to be less than 4%), and

     o any amounts transferred from the Variable Account to the Fixed Account (including amounts transferred to the Fixed Account as security for Policy loans -- see "Policy Loans").

     We will reduce the Fixed Accumulation Value by:

     o the Monthly Deduction attributable to the Fixed Account,

     o partial withdrawals from the Fixed Account,

     o any transfer and partial withdrawal charges attributable to the Fixed Account, and

     o any amounts transferred from the Fixed Account to the Variable Account.

     See Appendix B for a detailed discussion of the calculation of Accumulation Value. Appendix C includes an illustration of various Accumulation Values, Cash Surrender Values, and Death Benefits, assuming different levels of premium payments and various investment returns for selected Ages and Face Amounts.

Specialized Uses of the Policy

     Because the Policy provides for an accumulation of Cash Surrender Value as well as a Death Benefit, the Policy can be used for various individual and business financial planning purposes. Purchasing the Policy in part for such purposes entails certain risks. For example, if the investment performance of the Sub-Accounts to which Accumulation Value is allocated is poorer than expected or if sufficient premiums are not paid, the Policy may lapse or may not accumulate sufficient Accumulation Value or Cash Surrender Value to fund the purpose for which the Policy was purchased. Withdrawals and Policy loans may significantly affect current and future Accumulation Value, Cash Surrender Value, or Death Benefit proceeds. Depending upon Sub-Account investment performance and the amount of a Policy loan, the loan may cause a Policy to lapse. Because the Policy is designed to provide benefits on a long-term basis, you should consider whether the long-term nature of the Policy is consistent with the purpose for which it is being considered. Using a Policy for a specialized purpose may have tax consequences. See "Federal Tax Matters."


Policy Lapse and Reinstatement


     Lapse. Unlike traditional life insurance policies, the failure to make a Planned Periodic Payment will not by itself cause the Policy to lapse (terminate). If the Death Benefit Guarantee is not in effect, the Policy will lapse only if, as of any Monthly Anniversary, the Cash Surrender Value is less than the Monthly Deduction due, and a grace period of 61 days expires without a sufficient payment.


     During the early Policy Years, the Cash Surrender Value will generally not be sufficient to cover the Monthly Deduction, so that premium payments sufficient to maintain the Death Benefit Guarantee will be required to avoid lapse. See "Death Benefit Guarantee."


     The Policy does not lapse, and the insurance coverage continues, until the expiration of a 61-day grace period which begins on the date we send you written notice indicating that the Cash Surrender Value is less than the Monthly Deduction due. Our written notice will indicate the amount of the payment required to avoid lapse. If you do not make a sufficient payment within the grace period, then the Policy will lapse without value.


     If the Surviving Joint Insured dies during the grace period, the proceeds payable will equal the amount of the Death Benefit on the Valuation Date on or next following the date of the Surviving Joint Insured's death, reduced by any Loan Amount and any unpaid Monthly Deductions.

     If the Death Benefit Guarantee is in effect, we will not lapse the Policy. See "Death Benefit Guarantee."

     Reinstatement. Reinstatement means putting a lapsed Policy back in force. You may reinstate a lapsed Policy by written request any time within five years after it has lapsed if it has not been surrendered for its Cash Surrender Value.


     To reinstate the Policy and any riders you must submit evidence of insurability satisfactory to us that each Joint Insured is still insurable, or if the Policy lapsed after the first death of the Joint Insured, then evidence of insurability for the Surviving Joint Insured. You must pay a premium large enough such that the Net Premium is as large as the sum of the Surrender Charge after reinstatement, plus the Monthly Deductions for the date of reinstatement and the following Monthly Anniversary.


     The Death Benefit Guarantee cannot be reinstated. See "Death Benefit Guarantee."


Surrender Benefits

     Subject to certain limitations, you may make a total surrender of the Policy or a partial withdrawal of the Policy's Cash Surrender Value by sending us a written request. We will determine the amount available for a total surrender or partial withdrawal at the end of the Valuation Period when we receive your written request. Generally, we will pay any amounts from the Variable Account upon total surrender or partial withdrawal within seven days after we receive your written request. We may postpone payments in certain circumstances. See "General Provisions -- Postponement of Payments."

Total Surrender

     You may surrender the Policy at any time for its Cash Surrender Value by making a written request. The Cash Surrender Value is the Accumulation Value of the Policy reduced by any Surrender Charge, Loan Amount and unpaid Monthly Deductions. If the Cash Surrender Value at the time of a surrender exceeds $25,000, the written request must include a Signature Guarantee. Appendix C shows an illustration of Accumulation Values, Surrender Charges, Cash Surrender Values, and Death Benefits assuming different levels of premium payments and investment returns for selected ages and Face Amounts.


Partial Withdrawal

     After the first Policy Year, you may also withdraw part of the Cash Surrender Value by sending us a written request. If the amount being withdrawn exceeds $25,000, then the written request must include a Signature Guarantee. We currently allow only one partial withdrawal in any Policy Year. We currently make a $10.00 charge for each partial withdrawal. We guarantee that this charge will not exceed $25.00 for each partial withdrawal. See "Deductions and Charges -- Partial Withdrawal and Transfer Charges." The amount of any partial withdrawal must be at least $500 and, during the first 15 Policy Years, may not be more than 20% of the Cash Surrender Value on the date we receive your written request. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

     Unless you specify a different allocation, we make partial withdrawals from the Fixed Account and the Sub-Accounts of the Variable Account on a proportionate basis based upon the Accumulation Value. We will determine these proportions at the end of the Valuation Period during which we receive your written request. For purposes of determining these proportions, we first subtract any outstanding Loan Amount from the Fixed Accumulation Value.

     Effect of Partial Withdrawals. We will reduce the Accumulation Value by the amount of any partial withdrawal. We will also reduce the Death Benefit by the amount of the withdrawal, or, if the Death Benefit is based on the corridor percentage of Accumulation Value (see "Death Benefit -- Death Benefit Options"), by an amount equal to the corridor percentage times the amount of the partial withdrawal.

     If the Level Amount Option is in effect, we will reduce the Face Amount by the amount of the partial withdrawal. When increases in the Face Amount have occurred previously, we reduce the current Face Amount by the amount of the partial withdrawal in the following order:

     (1) The Face Amount provided by the most recent increase;

     (2) The next most recent increases successively; and

     (3) The Face Amount when the Policy was issued.

     (This assumption also applies to requested decreases in Face Amount -- see "Death Benefits -- Requested Changes in Face Amount.") Thus, partial withdrawals may affect the way in which the cost of insurance is calculated and the amount of pure insurance protection under the Policy. See "Death Benefit -- Requested Changes in Face Amount," "Deductions and Charges -- Monthly
Deduction" and "Death Benefit -- Insurance Protection."

     We do not allow a partial withdrawal if the Face Amount after a partial withdrawal would be less than the Minimum Face Amount (currently $250,000).

     If the Variable Amount Option is in effect, a partial withdrawal does not affect the Face Amount.

     A partial withdrawal may also cause the Death Benefit Guarantee to terminate because we deduct the amount of the partial withdrawal from the total premiums paid in calculating whether you have paid sufficient premiums in order to maintain the Death Benefit Guarantee.

     Like partial withdrawals, Policy loans are a means of withdrawing funds from the Policy. See "Policy Loans." A partial withdrawal or a Policy loan may have tax consequences depending on the circumstances of such withdrawal or loan. See "Federal Tax Matters -- Tax Status of the Policy."

Transfers

     You may transfer all or part of the Variable Accumulation Value between the Sub-Accounts or to the Fixed Account subject to any conditions the Funds whose shares are involved may impose. You must make your transfer request in writing unless you have completed a telephone transfer authorization form. You may also direct us to automatically make periodic transfers under the Dollar Cost Averaging or Portfolio Rebalancing services as described below.

     To transfer all or part of the Variable Accumulation Value from a Sub-Account, we redeem Accumulation Units and reinvest their values in other Sub-Accounts, or the Fixed Account, as you direct in your request. We will effect transfers, and determine all values in connection with transfers, at the end of the Valuation Period during which we receive your request, except as otherwise specified for the Dollar Cost Averaging or Portfolio Rebalancing services. With respect to future Net Premium payments, however, your current premium allocation will remain in effect unless (1) you have requested the Portfolio Rebalancing service, or (2) you are transferring all of the Variable Accumulation Value from the Variable Account to the Fixed Account in exercise of conversion rights. See "Free Look and Conversion Rights -- Conversion Rights."

     Transfers from the Fixed Account to the Variable Account are subject to the following additional restrictions:

   o your transfer request must be postmarked no more than 30 days before or after the Policy Anniversary in any year, and only one transfer is permitted during this period,

   o the Fixed Accumulation Value after the transfer must be equal to at least the Loan Amount,

   o you may only transfer up to 50% of the Fixed Accumulation Value, less any Loan Amount, unless the balance, after the transfer, would be less than $1,000, in which event you may transfer the full Fixed Accumulation Value, less any Loan Amount, and

   o you must transfer at least the lesser of $500 or the total Fixed Accumulation Value, less any Loan Amount.

See Appendix A. Some of these restrictions may be waived for transfers due to the Portfolio Rebalancing service.

     Telephone/Fax Instructions. You are allowed to enter certain types of instructions either by telephone or by fax if you complete a telephone/fax instruction authorization form. If you complete the form, you can enter the following types of instructions by telephone or fax:

     o transfers between Sub-Accounts

     o changes of allocations among fund options

By completing the telephone/fax form, you agree that we will not be liable for any loss, liability, cost or expense when we act in accordance with the telephone/fax transfer instructions that we receive or are recorded on voice recording equipment. If we later determine that you did not make a telephone/fax transfer request or the request was made without your authorization, and loss results from such unauthorized transfer, you bear the risk of this loss. We consider any requests made via fax as telephone requests and such requests are bound by the conditions in the telephone/fax transfer authorization form you sign. Any fax request should include your name, daytime telephone number, Policy number and, in the case of transfers, the names of the Sub-Accounts from which and to which money will be transferred and the allocation percentage. ReliaStar will employ reasonable procedures to confirm that instructions communicated by telephone/fax are genuine. If we do not employ such procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. Such procedures may include, among others, requiring forms of personal identification prior to acting upon telephone/fax instructions, providing written confirmation of such instructions, and/or tape recording telephone instructions.

     Dollar Cost Averaging Service. You may request this service if your Accumulation Value, less any Loan Amount, is at least $5,000. If you request this service, you direct us to automatically make specific periodic transfers of a fixed dollar amount from any of the Sub-Accounts to one or more of the Sub-Accounts or to the Fixed Account. We do not permit transfers from the Fixed Account under this service. You may request that we make transfers of this type on a monthly, quarterly, semi-annual, or annual basis. This service is intended to allow you to use "Dollar Cost Averaging," a long term investment method which provides for regular investments over time. We make no guarantees that Dollar Cost Averaging will result in a profit or protect against loss. You may discontinue this service at any time by notifying us in writing.

     If you are interested in the Dollar Cost Averaging service, you may obtain a separate application form and information about this service and its restrictions from us or our registered representative.

     We will discontinue the Dollar Cost Averaging service (1) on receipt of any request to begin a Portfolio Rebalancing service, (2) if the Policy is in the grace period on any date when Dollar Cost Averaging transfers are scheduled, or
(3) if the specified transfer amount from any Sub-Account is more than the Accumulation Value in that Sub-Account.

     We reserve the right to discontinue, modify, or suspend this service. Any such modification or discontinuation would not affect any Dollar Cost Averaging service requests already commenced.


     Portfolio Rebalancing Service. You may request this service if your Accumulation Value, less any Loan Amount, is at least $10,000. If you request this service, you direct us to automatically make periodic transfers to maintain your specified percentage allocation of Accumulation Value, less any Loan Amount, among the Sub-Accounts of the Variable Account and the Fixed Account. We will also change your allocation of future Net Premium payments to be equal to this specified percentage allocation. You may request that we make transfers made under this service on a quarterly, semi-annual, or annual basis. This service is intended to maintain the allocation you have selected consistent with your personal objectives.


     The Accumulation Value in each Sub-Account of the Variable Account and the Fixed Account will grow or decline at different rates over time. Portfolio Rebalancing will periodically transfer Accumulation Values from those accounts that have increased in value to those accounts that have increased at a slower rate or declined in value. If all accounts decline in value, it will transfer Accumulation Values from those that have decreased less in value to those that have decreased more in value. We make no guarantees that Portfolio Rebalancing will result in a profit or protect against loss. You may discontinue this service at any time by notifying us in writing.


     If you are interested in the Portfolio Rebalancing service you may obtain a separate application form and information about this service and its restrictions from us or our registered representative.

     If you are using the Portfolio Rebalancing service, we will discontinue this service immediately (1) on receipt of any request to change the allocation of premiums to the Fixed Account and Sub-Account of the Variable Account, (2) on receipt of any request to begin a Dollar Cost Averaging service, (3) upon receipt of any request to transfer Accumulation Value among the Fixed Account or Sub-Accounts, or (4) if the Policy is in the grace period or the Accumulation Value, less any Loan Amount, is less than $7,500 on any Valuation Date when Portfolio Rebalancing transfers are scheduled.


     We reserve the right to discontinue, modify, or suspend this service. Any such modification or discontinuation could affect Portfolio Rebalancing services currently in effect, but only after 30 days notice to affected Policy owners.

     Transfer Limits. We currently allow twelve transfers in a policy year. We reserve the right to limit the number of transfers per year to twelve. All transfers that are effective on the same Valuation Date will be treated as one transfer transaction. Transfers made due to the Dollar Cost Averaging or Portfolio Rebalancing services do not currently count toward the limit on number of transfers.

     Transfer Charges. We currently do not charge for the first 12 transfers in a Policy Year. We reserve the right to make a charge not to exceed $25 per any subsequent transfer in a Policy Year for the duration of the Policy. See "Deductions and Charges -- Partial Withdrawal and Transfer Charges." We will not impose any charge for exercising the conversion right or for transfers occurring as the result of Policy Loans. All transfers are subject to any charges and conditions imposed by the Fund whose shares are involved. We will treat all transfers that are effective on the same Valuation Date as one transfer transaction for the pupose of assessing any charge.


Policy Loans

     General. While the Policy is in force, you may borrow money from us at any time after the first Policy Year using the Policy as security for the loan. The maximum amount you may borrow at any time is equal to the Loan Value of the Policy. The Loan Value of the Policy is equal to 100% of the Cash Value less the existing Loan Amount. Each Policy loan must be at least $500.

     You may request a loan in writing or by telephoning us on any Valuation Date. Any loan request in excess of $25,000 will require a Signature Guarantee. Telephone loan requests cannot exceed $10,000. We currently do not require an election form to make telephone loan requests. We will employ reasonable procedures to confirm that loan requests made by telephone are genuine. In the event we do not employ such procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. Such procedures may include, among others, requiring forms of personal identification prior to acting upon telephone instructions, providing written confirmations of such instructions and/or tape recording telephone instructions.

     Policy loans have priority over the claims of any subsequent assignee or other person. You may repay a Policy loan in whole or in part at any time.

     We will normally pay the loan proceeds to you within seven days after we receive your request. We may postpone payment of loan proceeds to you under certain circumstances. See "General Provisions -- Postponement of Payments."

     Payments made by you generally will be treated as premium payments, rather than Policy loan repayments, unless you indicate that the payment should be treated otherwise or unless we decide, at our discretion, to apply the payment as a Policy loan repayment. As a result, unless you indicate that a payment is a loan repayment, all payments you make to the Policy will generally be subject to the Premium Expense Charge. See "Deductions and Charges -- Premium Expense Charge."

     Immediate Effect of Policy Loans. When we make a Policy loan, we will segregate an amount equal to the Policy loan (which includes interest payable in advance) within the Accumulation Value of your Policy and hold it in the Fixed Account as security for the loan. As described below, you will pay interest to us on the Policy loan, but we will also credit interest to you on the amount held in the Fixed Account as security for the loan. We will include the amount segregated in the Fixed Account as security for the Policy loan as part of the Fixed Accumulation Value under the Policy, but we will credit that amount with interest on a basis different from other amounts in the Fixed Account.

     Unless you specify differently, amounts held as security for the Policy loan will come proportionately from the Fixed Accumulation Value and the Variable Accumulation Value (with the proportions being determined as described below). We will transfer assets equal to the portion of the Policy loan coming from the Variable Accumulation Value from the Sub-Accounts of the Variable Account to the Fixed Account, THEREBY REDUCING THE ACCUMULATION VALUE HELD IN THE SUB-ACCOUNTS. We do not treat these transfers as transfers for the purposes of assessing the transfer charge or calculating the limit on the number of transfers.

     Effect on Investment Performance. Amounts coming from the Variable Account as security for Policy loans will no longer participate in the investment performance of the Variable Account. We will credit all amounts held in the Fixed Account as security for Policy loans (that is, the Loan Amount) with interest at an effective annual rate equal to 4.00%. WE WILL NOT CREDIT ADDITIONAL INTEREST TO THESE AMOUNTS. On the Policy Anniversary, we will allocate any interest credited on these amounts to the Fixed Account and the Variable Account according to the premium allocation then in effect. See "Payment and Allocation of Premiums -- Allocating Premiums."

     Although you may repay Policy loans in whole or in part at any time, Policy loans will permanently affect the Policy's potential Accumulation Value. As a result, to the extent that the Death Benefit depends upon the Accumulation Value (see "Death Benefit -- Death Benefit Options"), Policy loans will also affect the Death Benefit under the Policy. This effect could be favorable or unfavorable depending on whether the investment performance of the assets allocated to the Sub-Account(s) is less than or greater than the interest being credited on the assets transferred to the Fixed Account while the loan is outstanding. Compared to a Policy under which no loan is made, values under the Policy will be lower when such interest credited is less than the investment performance of assets held in the Sub-Account(s).

     Effect on Policy Coverage. We will notify you if, on any Monthly Anniversary, the Loan Amount is greater than the Accumulation Value, less the then applicable Surrender Charge. If we do not receive sufficient payment within 61 days from the date we send notice to you, the Policy will lapse and terminate without value. Our written notice to you will indicate the amount of the payment required to avoid lapse. The Policy may, however, later be reinstated. See "Policy Lapse and Reinstatement."

     A Policy loan may also cause termination of the Death Benefit Guarantee, because we deduct the Loan Amount from the total premiums paid in calculating whether sufficient premiums have been paid in order to maintain the Death Benefit Guarantee. See "Death Benefit Guarantee."

     We will reduce proceeds payable upon the death of the Surviving Joint Insured by any Loan Amount.

     Interest. The interest rate charged on Policy loans will be an annual rate of 5.66%, payable in advance. After the tenth Policy Year, we will charge interest at an annual rate of 3.85%, payable in advance, on that portion of your Loan Amount that is not in excess of (1) the Accumulation Value, less (2) the total of all premiums paid and all partial withdrawals. This portion of your loan amount is called a preferred loan. We will charge interest on any excess of this amount at the annual rate of 5.66%, payable in advance.

     Interest is payable in advance to the next Policy Anniversary when any Policy loan is made and at the beginning of each Policy Year thereafter. If you do not pay the interest when due, we will deduct it from the Cash Surrender Value as an additional Policy loan (see "Immediate Effect of Policy Loans" above) and we will add it to the existing Loan Amount.

     We will refund any interest that we have not earned to you upon lapse or surrender of the Policy or repayment of the Policy Loan.

     Repayment of Loan Amount. You may repay the Loan Amount any time. If not repaid, we will deduct the Loan Amount from any amount payable under the Policy. Unless you provide us with notice to the contrary, we generally will treat any payments on the Policy as premium payments. Such premium payments are subject to the Premium Expense Charge. Any repayments on the Loan Amount will result in amounts being reallocated from the Fixed Account and to the Sub-Accounts of the Variable Account according to your current premium allocation.

     Tax Considerations. A Policy loan, may have tax consequences depending on the circumstances of the loan. See "Federal Tax Matters -- Tax Status of the Policy."


Free Look and Conversion Rights

Free Look Rights

     The Policy provides for a "free look" period after application for and issuance of the Policy. The Policy also provides for a "free look" period after any requested increase in the Face Amount.

     During the free look period after application for and issuance of the Policy, you have a right to return the Policy for cancellation. You must return the Policy to your agent or us and ask us to cancel the Policy by midnight of the 10th day after receiving the Policy. Upon requesting cancellation of the Policy, you will receive a refund of premiums paid for the Policy.

     During the free look period after a requested increase in Face Amount, you have the right to cancel the increase. You must request cancellation of the increase by midnight of the 10th day after receiving the new Policy Data Page reflecting the increase. Upon requesting cancellation of the increase, you will receive a refund, if you so request, or otherwise a restoration to the Policy's Accumulation Value (allocated among the Fixed Account and the Sub-Accounts of the Variable Account as if it were a Net Premium payment), in an amount equal to all Monthly Deductions attributable to the increase in Face Amount, including rider cost arising from the increase.


Conversion Rights

     During the first two Policy Years and the first two years following a requested increase in Face Amount, we provide you with an option to convert the Policy or any requested increase in Face Amount to a life insurance policy under which the benefits do not vary with the investment experience of the Variable Account. This option is made available by permitting you to transfer all or a part of your Variable Accumulation Value to the Fixed Account.

     General Option. You may exercise your conversion right by transferring all or any part of your Variable Accumulation Value to the Fixed Account. If, at any time during the first two Policy Years or the first two years following a requested increase in Face Amount, you request transfer from the Variable Account to the Fixed Account and indicate that you are making the transfer in exercise of your conversion right, we will not assess any transfer charge on the transfer, and will not count against the limit on the number of transfers. At the time of such transfer, there is no effect on the Policy's Death Benefit, Face Amount, net amount at risk, Rate Class(es) or issue age -- only the method of funding the Accumulation Value under the Policy will be affected. See "Death Benefit", "Accumulation Value" and Appendix A, "The Fixed Account."

     If you transfer all of the Variable Accumulation Value from the Variable Account to the Fixed Account and indicate that you are making this transfer in exercise of your Conversion Right, we will automatically credit all future premium payments on the Policy to the Fixed Account unless you request a different allocation.


Additional Information on the Investments of the Variable Account

Investment Limits

     Although the Variable Account currently consists of 29 investment options, we currently only permit you to participate in a maximum of 17 investment options over the lifetime of your Policy. You do not have to choose your investment options in advance, but once you participate in the 17th Fund since your Policy was issued, you would only be able to transfer within those 17 Funds already used and which are still available.

     The Fund shares may be available to fund benefits under both variable annuity and variable life contracts and policies. This could result in an irreconcilable conflict between the interests of the holders of the different types of variable contracts. The Funds have advised us that they will monitor for such conflicts and will promptly provide us with information regarding any such conflicts should they arise or become imminent, and we will promptly advise the Funds if we become aware of any such conflicts. If any such material irreconcilable conflict arises, we will arrange to eliminate and remedy such conflict up to and including establishing a new management investment company and segregating the assets underlying the variable policies and contracts at no cost to the holders of the policies and contracts.

     There also is a possibility that one fund might become liable for any misstatement, inaccuracy or incomplete disclosure in another Fund's prospectus.


     The Funds distribute dividends and capital gains. However, we automatically reinvest distributions in additional Fund shares, at net asset value. The Sub-Account receives the distributions which are then reflected in the Unit Value of that Sub-Account. See "Accumulation Value."

     ReliaStar has entered into service arrangements with the managers or distributors of certain of the Funds. Under these arrangements, ReliaStar or its affiliates may receive compensation from affiliates of the Funds. This compensation is for providing administrative, recordkeeping, distribution and other services to the Funds or their affiliates. Such compensation is paid based upon assets invested in the particular Funds, or based on the aggregated net asset goals. Payments of such amounts by an affiliate or affiliates of the Funds do not increase the fees paid by the Funds or their shareholders. The percentage paid may vary from one Fund to another.


Addition, Deletion, or Substitution of Investments

     We reserve the right, subject to compliance with applicable law, to make additions to, deletions from, or substitutions for the shares that are held by the Variable Account or that the Variable Account may purchase.

   o We reserve the right to establish additional Sub-Accounts of the Variable Account, each of which would invest in a new Fund, or in shares of another investment company, with a specified investment objective. We may establish new Sub-Accounts when, in our sole discretion, marketing needs or investment conditions warrant, and we will make any new Sub-Accounts available to existing Policy owners on a basis we determine.

   o We may eliminate one or more Sub-Accounts, or prohibit additional new premium or transfers into a Sub-Account, if, in our sole discretion, marketing, tax, regulatory requirements or investment conditions warrant.

   o We reserve the right to eliminate the shares of any of the Funds and to substitute shares of another Fund or of another open-end, registered investment company. We will not substitute any shares attributable to your interest in a Sub-Account of the Variable Account without notice and prior approval of the SEC, to the extent required by the Investment Company Act of 1940 or other applicable law.

     Nothing contained herein shall prevent the Variable Account from:

   o Purchasing other securities of other Funds or classes of polices,

   o Permitting a conversion between Funds or classes of policies on the basis of requests made by Policy owners, or

   o Substituting the shares of one Fund for shares of another Fund in the event of a merger of Funds or similar transaction.

     In the event of any such substitution, deletion or change, we may make appropriate changes in this and other polices to reflect such substitution, deletion or change. If you allocated all or a portion of your investments to any of the current funds that are being substituted for or deleted, you may transfer the portion of the Accumulation Value affected without paying a transfer charge.

     If we deem it to be in the best interests of persons having voting rights under the Policies, we may:

     o operate the Variable Account as a management company under the 1940 Act,

     o deregister the Variable Account under the 1940 Act in the event such registration is no longer required, or

     o combine the Variable Account with our other separate accounts.


Voting Rights

     You have the right to instruct us how to vote the Fund shares attributable to the Policy at regular meetings and special meetings of the Funds. We will vote the Fund shares held in Sub-Accounts according to the instructions received, as long as:

   o The Variable Account is registered as a unit investment trust under the Investment Company Act of 1940; and


   o The Variable Account's assets are invested in Fund shares.


     If we determine that, because of applicable law or regulation, we do not have to vote according to the voting instructions received, we will vote the Fund shares at our discretion.

     All persons entitled to voting rights and the number of votes they may cast are determined as of a record date, selected by us, not more than 90 days before the meeting of the Fund. All Fund proxy materials and appropriate forms used to give voting instructions will be sent to persons having voting interests.


     We will vote any Fund shares held in the Variable Account for which we do not receive timely voting instructions, or which are not attributable to Policy owners, in proportion to the instructions received from all Policy owners having a voting interest in the Fund. Any Fund shares held by us or any of our affiliates in general accounts will, for voting purposes, be allocated to all separate accounts having voting interests in the Fund in proportion to each account's voting interest in the respective Fund, and will be voted in the same manner as are the respective account's votes.


     Owning the Policy does not give you the right to vote at meetings of our stockholders.


     Disregard of Voting Instructions. We may, when required by state insurance regulatory authorities, disregard voting instructions if the instructions require that the shares be voted so as to cause a change in the subclassification or investment objective of any Fund or to approve or disapprove an investment advisory contract for any Fund. In addition, we may disregard voting instructions in favor of changes initiated by a Policy owner in the investment policy or the investment adviser of any Fund if we reasonably disapprove of such changes. We would disapprove a change only if the proposed change is contrary to state law or prohibited by state regulatory authorities, or we determine that the change would have an adverse effect on the Variable Account in that the proposed investment policy for a Fund may result in speculative or unsound investments. If we do disregard voting instructions, we will include a summary of that action and the reasons for such action in the next annual report to owners.

Benefits After Age 100

     If either of the Joint Insureds is living after age 100 of the younger Joint Insured and the Policy is in force, the Death Benefit will be the Accumulation Value.



General Provisions


Ownership

     While the Surviving Joint Insured is alive, subject to the Policy's provisions you may:


     o Change the amount and frequency of premium payments.
     o Change the allocation of premiums.
     o Make transfers between accounts.
     o Surrender the Policy for cash.
     o Make a partial withdrawal for cash.
     o Receive a cash loan.
     o Assign the Policy as collateral.
     o Change the beneficiary.
     o Transfer ownership of the Policy.
     o Enjoy any other rights the Policy allows.

     While both Joint Insureds are alive, subject to the Policy's provisions, you may:

     o Change the Death Benefit Option.
     o Change the Face Amount.


Proceeds

     At the Surviving Joint Insured's death, the proceeds payable include the Death Benefit then in force:


     o Plus any additional amounts provided by rider on the life of the Surviving Joint Insured;
     o Plus any Policy loan interest that we have collected but not earned;
     o Minus any Loan Amount; and
     o Minus any unpaid Monthly Deductions.


Beneficiary

     You may name one or more beneficiaries on the application when you apply for the Policy. You may later change beneficiaries by written request. You may also name a beneficiary whom you cannot change without his or her consent (irrevocable beneficiary). If no beneficiary is surviving when the Surviving Joint Insured dies, we will pay the Death Benefit to you, if surviving, or otherwise to your estate.


Postponement of Payments

     We generally make payments from the Variable Account for Death Benefits, cash surrender, partial withdrawal, or loans within seven days after we receive all the documents required for the payments.

     We may, however, delay making a payment when we are not able to determine the Variable Accumulation Value because (1) the New York Stock Exchange is closed, other than customary weekend or holiday closings, or the SEC restricts trading on the New York Stock Exchange , (2) the SEC by order permits postponement for the protection of Policyholders, or (3) the SEC determines that an emergency exists which makes disposing of securities not reasonably practicable, or which makes it not reasonably practicable to determine the value of the Variable Account's net assets. We may also postpone transfers and allocations to and from any Sub-Account of the Variable Account under these circumstances.

     We may delay any of the payments that we make from the Fixed Account for up to six months from the date we receive the documents required. We will pay interest at an effective annual rate of not less than 3.50% if we delay payment more than 10 days. We will not credit any additional interest to any delayed payments. The time a payment from the Fixed Account may be delayed and the rate of interest paid on such amounts may vary among states.

Settlement Options

     Settlement Options are ways you can choose to have the Policy's proceeds paid. These options apply to proceeds paid:

     o At the Surviving Joint Insured's death.
     o On total surrender of the Policy.

     We pay the proceeds to one or more payees. We may pay the proceeds in a lump sum or we may apply them to one of the following Settlement Options. You may request that we use a combination of options. You must apply at least $2,500 to any Option for each payee under that option. Under an installment Option, each payment must be at least $25. We may adjust the interval between payments to make each payment at least $25.

     Proceeds applied to any Option no longer earn interest at the rate applied to the Fixed Account or participate in the investment performance of the Funds.


   Option 1 -- Proceeds are left with us to earn interest. Withdrawals and any changes are subject to our approval.

   Option 2 -- Proceeds and interest are paid in equal installments of a specified amount until the proceeds and interest are all paid.

   Option 3 -- Proceeds and interest are paid in equal installments for a specified period until the proceeds and interest are all paid.

   Option 4 -- The proceeds provide an annuity payment with a specified number of months "certain." The payments are continued for the life of the primary payee. If the primary payee dies before the certain period is over, the remaining payments are paid to a contingent payee.

   Option 5 -- The proceeds provide a life income for two payees. When one payee dies, the surviving payee receives two-thirds of the amount of the joint monthly payment for life.

   Option 6 -- The proceeds are used to provide an annuity based on the rates in effect when the proceeds are applied. We do not apply this Option if a similar option would be more favorable to the payee at that time.

     Interest on Settlement Options. We base the interest rate for proceeds applied under Options 1 and 2 on the interest rate we declare on funds that we consider to be in the same classification based on the Option, restrictions on withdrawal, and other factors. The interest rate will never be less than an effective annual rate of 3.50%.


     In determining amounts we pay under Options 3 and 4, we assume interest at an effective annual rate of 3.50%. Also, for Option 3 and "certain" periods under Option 4, we credit any excess interest we may declare on funds that we consider to be in the same classification based on the Option, restrictions on withdrawal, and other factors.


Incontestability

     After the Policy has been in force during each Joint Insured's lifetime for two years from the Policy's Issue Date, we cannot claim the Policy is void or refuse to pay any proceeds unless the Policy has lapsed.

     If you make a Face Amount increase or a premium payment which requires proof of insurability, the corresponding Death Benefit increase has its own two-year contestable period measured from the date of the increase.


     If the Policy is reinstated, we measure the contestable period from the date of reinstatement with respect to statements made on the application for reinstatement.



Misstatement of Age And Sex

     If any Joint Insured's age or sex or both are misstated, the Death Benefit will be the amount that the most recent cost of insurance would purchase using the current cost of insurance rate for the correct age and sex.

Suicide

     If any Joint Insured commits suicide within two years of the Policy's Issue Date, we do not pay the Death Benefit. Instead, we refund all premiums paid for the Policy and any attached riders, minus any Loan Amounts and partial withdrawals.

     If you make a Face Amount increase or a premium payment which requires proof of insurability, the corresponding Death Benefit increase has its own two-year suicide limitation for the proceeds associated with that increase. If any Joint Insured commits suicide within two years of the effective date of the increase, we pay the Death Benefit prior to the increase and refund the cost of insurance for that increase.


Termination

     The Policy terminates when any of the following occurs:


     o The Policy lapses. See "Policy Lapse and Reinstatement."
     o The Surviving Joint Insured dies.
     o You surrender the Policy for its Cash Surrender Value.
     o We amend the Policy according to the amendment provision described below and you do not accept the amendment.



Amendment

     We reserve the right to amend the Policy in order to include any future changes relating to the following:


     o Any SEC rulings and regulations.
     o The Policy's qualification for treatment as a life insurance policy under the following:
       -- The Code.
       -- Internal Revenue Service rulings and regulations.
       -- Any requirements imposed by the Internal Revenue Service.



Reports

     Annual Statement. We will send you an Annual Statement once each year, showing the Face Amount, Death Benefit, Accumulation Value, Cash Surrender Value, Loan Amount, premiums paid, Planned Periodic Premiums, interest credits, partial withdrawals, transfers, and charges since the last statement.

     Additional statements are available upon request. We may make a charge not to exceed $50 for each additional Annual Statement you request.

     Projection Report. After the first Policy Year, you may request a report projecting future results based on the Death Benefit Option you specify, the Planned Periodic Premiums you specify, the Accumulation Value of your Policy at the end of the prior Policy Year. We may make a charge not to exceed $50 for each Projection Report you request after the first report in any Policy Year.

     Other Reports. To reduce expenses, only one copy of most financial reports and prospectuses will be mailed to your household, even if you or other persons in your household have more than one Policy. Call 1-800-456-6965 if you need copies of financial reports, prospectuses, or historical account information.


Dividends

     The Policy does not entitle you to participate in our surplus. We do not pay you dividends under the Policy.

     The Sub-Account receives any dividends paid by the related Fund. Any such dividend is credited to you through the calculation of the Sub-Account's daily Unit Value.


Collateral Assignment

     You may assign the benefits of the Policy as collateral for a debt. This limits your rights to the Cash Surrender Value and the beneficiary's rights to the proceeds. An assignment is not binding on us until we receive written notice.

Optional Insurance Benefits

     The Policy can include additional benefits, in the form of riders to the Policy, if our requirements for issuing such benefits are met. We currently offer the following benefit riders:

     Policy Split Option Rider (PSO). Allows the Policy owner to split the Policy into two individual permanent life insurance policies in the event of a divorce of the Joint Insureds, dissolution of a business partnership of the Joint Insureds, or if there is a change in the federal estate tax laws that would eliminate the unlimited marital deduction or reduce by at least 50% the estate taxes payable at death. Evidence of insurability on each Joint Insured may be required to exercise this option. There is no cost for this rider.

     Survivorship Term Rider (STR). Provides a level term insurance benefit payable on the death of the Surviving Joint Insured if death occurs prior to age 100 of the younger Joint Insured. The current cost of insurance rates for the rider are expected to be the same as for the base Policy. The Monthly Amount Charge per $1,000 for the rider is expected to be lower than for the base Policy. In addition, the base Policy's Surrender Charge does not apply to coverage under the rider. However, the Survivorship Term Rider will cause the Death Benefit Guarantee Period of the base Policy to be shortened.

     By Company practice, if the base Death Benefit is equal to the Accumulation Value multiplied by the corridor percentage (see "Death Benefit"), the STR amount may be replaced with base coverage without providing evidence of insurability. The entire rider amount must be replaced if any amount is replaced. Neither Surrender Charges nor Monthly Amount Charges will apply to the new additional base coverage. Cost of insurance rates on this new additional base coverage will be equal to the cost of insurance rates for the original base coverage.


     There may be times in which it will be to your economic advantage to include a significant portion of your insurance coverage under a term rider. In some other circumstances, it may be in your interest to obtain a Policy without term rider coverage. These circumstances depend on many factors, including the premium levels and amount and duration of coverage you choose, as well as the age, sex, and premium class of each Joint Insured.


     Four Year Term Rider (FTR). Provides a four year, level term benefit if the Surviving Joint Insured dies during the first four Policy Years.


Federal Tax Matters

Introduction

     The following summary provides a general description of the Federal income tax considerations associated with the Policy and does not purport to be complete or to cover all tax situations. This discussion is not intended as tax advice. Counsel or other competent tax advisors should be consulted for more complete information. This discussion is based upon the Company's understanding of the present Federal income tax laws. No representation is made as to the likelihood of continuation of the present Federal income tax laws or as to how they may be interpreted by the Internal Revenue Service (the "IRS").

     Any qualified plan contemplating the purchase of a life policy should consult a tax advisor.


Tax Status of the Policy

     In order to qualify as a life insurance contract for Federal income tax purposes and to receive the tax treatment normally accorded life insurance contracts under Federal tax law, a Policy must satisfy certain requirements which are set forth in the Internal Revenue Code. Guidance as to how these requirements are to be applied is limited. Nevertheless, the Company believes that a Policy issued on the basis of a standard risk class should satisfy the applicable requirements. There is less guidance with respect to Policies issued on a substandard basis (i.e., a premium class involving higher than standard mortality risk), and it is not clear whether such a Policy would satisfy the applicable requirements, particularly if the owner pays the full amount of premiums permitted under the Policy. If it is subsequently determined that a Policy does not satisfy the applicable requirements, the Company may take appropriate steps to bring the Policy into compliance with such requirements and reserves the right to restrict Policy transactions in order to do so.

     In certain circumstances, owners of variable life insurance contracts have been considered for Federal income tax purposes to be the owners of the assets of the variable account supporting their policies due to their ability to exercise investment control over these assets. Where this is the case, the Policy owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the Policies, such as the flexibility of an owner to allocate premium payments and Policy Accumulation Values, have not been explicitly addressed in published rulings. While the Company believes that the Policies do not give owners investment control over Variable Account assets, the Company reserves the right to modify the Policies as necessary to prevent an owner from being treated as the owner of the Variable Account assets supporting the Policy.

     In addition, the Code requires that the investments of the Variable Account be "adequately diversified" in order for the Policies to be treated as life insurance contracts for Federal income tax purposes. It is intended that the Variable Account, through the Funds, will satisfy these diversification requirements.

     The following discussion assumes that the Policy will qualify as a life insurance contract for Federal income tax purposes.


Tax Treatment of Policy Benefits

     In General. The Company believes that the Death Benefit under a Policy should be excludible from the gross income of the Beneficiary. Federal, state and local transfer, and other tax consequences of ownership or receipt of Policy proceeds depend on the circumstances of each owner or beneficiary. A tax advisor should be consulted on these consequences.


     Generally, the owner will not be deemed to be in constructive receipt of the Policy Accumulation Value until there is a distribution. When distributions from a Policy occur, including payments arising from any maturity benefits, or when loans are taken out from or secured by (e.g., by assignment) a Policy, the tax consequences depend on whether the Policy is classified as a "Modified Endowment Contract."


     Modified Endowment Contracts. Under the Internal Revenue Code, certain life insurance contracts are classified as "Modified Endowment Contracts," with less favorable tax treatment than other life insurance contracts. Due to the flexibility of the Policies as to premiums and benefits, the individual circumstances of each Policy will determine whether it is classified as a Modified Endowment Contract. The rules are too complex to be summarized here, but generally depend on the amount of premiums paid during the first seven Policy Years. Certain changes in a Policy after it is issued could also cause it to be classified as a Modified Endowment Contract. A current or prospective owner should consult with a competent advisor to determine whether a Policy transaction will cause the Policy to be classified as a Modified Endowment Contract. The Company will monitor the Policies, however, and will attempt to notify an owner on a timely basis if it believes that such owner's Policy is in jeopardy of becoming a Modified Endowment Contract.


     Distributions from Modified Endowment Contracts. Policies classified as Modified Endowment Contracts are subject to the following tax rules:


   (1) All distributions, including distributions upon surrender and withdrawals, will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the unloaned Policy Accumulation Value (Cash Surrender Value for surrenders) immediately before the distribution plus prior distributions over the owner's total investment in the Policy at that time. "Total investment in the Policy" means the aggregate amount of any premiums or other considerations paid for a Policy, plus any previously taxed distributions, minus any credited dividends.

   (2) Loans taken from or secured by (e.g., by assignment) such a Policy are treated as distributions and taxed accordingly.


   (3) A 10 percent additional income tax is imposed on the amount included in income except where distribution or loan is made when the owner has attained age 59 1/2 or is disabled, or where the distribution is part of a series of substantially equal periodic payments for the life (or life expectancy) of the owner or the joint lives (or joint life expectancies) of the owner and the owner's beneficiary or designated beneficiary.


     Distributions from Policies that are not Modified Endowment Contracts. Distributions from a Policy that is not a Modified Endowment Contract are generally treated first as a recovery of an owner's investment in the Policy and only after the recovery of all investments in the Policy as taxable income. However, certain distributions which must be made in order to enable the Policy to continue to qualify as a life insurance contract for Federal income tax purposes if Policy benefits are reduced during the first 15 Policy Years may be treated in whole or in part as ordinary income subject to tax.


     Loans from or secured by a Policy that is not a Modified Endowment Contract are not treated as distributions, except that upon a lapse of a Policy any outstanding Policy loan will be deemed to be distributed.


     Finally, neither distributions from nor loans from or secured by a Policy that is not a modified Endowment Contract are subject to the 10 percent additional tax.

     Policy Loans. In general, interest on a loan from a Policy will not be deductible. Before taking out a Policy loan, an owner should consult a tax advisor as to the tax consequences.

     Multiple Policies. All Modified Endowment Contracts that we issue (or our affiliates issue) to the same owner during any calendar year are treated as one Modified Endowment Contract for purposes of determining the amount includible in the owner's income when a taxable distribution occurs.


Taxation of ReliaStar Life Insurance Company of New York

     We do not initially expect to incur any income tax burden upon the earnings or the realized capital gains attributable to the Variable Account. Based on this expectation, we currently make no charge to the Variable Account for Federal income taxes which may be attributable to the Account. If, however, we determine that we may incur such tax burden, we may assess a charge for such burden from the Variable Account.

     We may also incur state and local taxes, in addition to premium taxes, in several states. At present these taxes are not significant. If there is a material change in state or local tax laws, charges for such taxes, if any, attributable to the Variable Account, may be made.


Possible Changes in Taxation

     Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Policy could change by legislation or other means. Moreover, it is also possible that any change could be retroactive (that is, effective prior to the date of the change). You should consult a tax advisor with respect to legislative developments and their effect on the Policy.


Other Considerations

     The foregoing discussion is general and is not intended as tax advice. Any person concerned about these tax implications should consult a competent tax advisor. This discussion is based on our understanding of the present Federal income tax laws as they are currently interpreted by the IRS. We make no representation as to the likelihood of continuation of these current laws and interpretations. In addition, this discussion is not exhaustive and that special rules not described in this Prospectus may be applicable in certain situations. Moreover, we have made no attempt to consider any applicable state or other tax laws.


Preparing for Year 2000

     Like all financial services providers, the Company utilizes systems that may be affected by Year 2000 transition issues and it relies upon service providers, including the Funds, that also may be affected. The Company has developed, and is in the process of implementing, a Year 2000 transition plan, and is confirming its service providers are also so engaged. The resources that are being devoted to this effort are substantial. It is difficult to predict with precision whether the amount of resources ultimately devoted, or the outcome of these efforts, will have any negative impact on the Company. However, as of the date of this prospectus, it is not anticipated that Policy owners will experience negative effects on their investment, or on the services provided in connection therewith, as a result of Year 2000 transition implementation. The Company currently anticipates that its systems will be Year 2000 compliant by the end of the second quarter of 1999, but there can be no assurance that the Company will be successful, or that interaction with other service providers will not impair its services at that time.


Distribution of the Policies

     We intend to sell the Policies in all jurisdictions where we are licensed.

     The Policies will be distributed by the general distributor, Washington Square Securities, Inc. (WSSI), a Minnesota corporation, which is our affiliate. WSSI is a securities broker-dealer registered with the SEC and is a member of the National Association of Securities Dealers, Inc. It is primarily a mutual funds dealer and has dealer agreements under which it markets shares of many mutual funds. It also markets limited partnerships and other tax-sheltered or tax-deferred investments, and acts as general distributor (principal underwriter) for variable annuity products issued by us. The Policies may also be sold through other broker-dealers authorized by WSSI and applicable law to do so. Registered representatives of such broker-dealers may be paid on a different basis than described below.

     The Policies will be sold by licensed insurance agents who are also registered representatives of broker-dealers registered with the SEC under the Securities Exchange Act of 1934 who are members of the NASD. Registered representatives who sell the Policies will receive commissions based on a commission schedule. In the first Policy Year, commissions generally will be no more than 55% of the premiums paid up to the annualized Minimum Monthly Premium, plus 8% of additional premiums. In subsequent Policy Years 2 through 10, commissions generally will be no more than 8% of premiums paid in that year. We will pay corresponding commissions upon a requested increase in Face Amount. In addition, we may pay a commission of .10% of the average monthly Accumulation Value during each Policy Year. Registered representatives may be eligible to receive certain overrides and other benefits which may be based on the amount of earned commissions.

     For all Policies which use the ReliaStar Life Insurance Company of New York Variable Life Separate Account I, the aggregate amount paid to WSSI under our Distribution Agreement was $837,517 in 1998 and $49,373 in 1997.


Management

     The following is a list of the current directors and executive officers of the Company, their principal occupation and business experience.



                                                       Principal Occupation
Directors and Officers                               and Business Experience
------------------------   ---------------------------------------------------------------------------
William D. Bonneville      Senior Vice President and Chief
                           Administrative Officer of ReliaStar Life Insurance
                           Company of New York since 1998; Vice President of
                           ReliaStar Bankers Security Life Insurance Company
                           from 1996 to 1998; Vice President of North Atlantic
                           Life Insurance Company from 1992 to 1995.
Stephen A. Carb*           Partner of Carb, Luria, Glassner, Cook & Kufeld LLP (New York law firm)
                           since 1962.
James. G. Cochran          Executive Vice President of ReliaStar Life Insurance Company of New
                           York since 1997; Chief Operating Officer and Executive Vice President of
                           ReliaStar United Services Life Insurance Company from 1986 to 1998.
R. Michael Conley*         Senior Vice President of ReliaStar
                           Financial Corp. since 1991; Senior Vice President,
                           ReliaStar Employee Benefits of ReliaStar Life
                           Insurance Company since 1986; President of NWNL
                           Benefits Corporation since 1988; Executive Vice
                           President of ReliaStar Life Insurance Company of New
                           York since 1996; Director of various subsidiaries of
                           ReliaStar Financial Corp.

Richard R. Crowl**               Senior Vice President, General Counsel and
                                 Secretary of ReliaStar Financial Corp. since
                                 1996; Senior Vice President and General Counsel
                                 of ReliaStar Life Insurance Company, Northern
                                 Life Insurance Company, and ReliaStar United
                                 Services Life Insurance Company since 1996;
                                 Senior Vice President and General Counsel of
                                 ReliaStar Life Insurance Company of New York
                                 since 1996; Senior Vice President and General
                                 Counsel of Washington Square Advisers, Inc.
                                 since 1986; Vice President and Associate
                                 General Counsel of ReliaStar Financial Corp.
                                 from 1989 to 1996; Vice President and Associate
                                 General Counsel of ReliaStar Life Insurance
                                 Company from 1985 to 1996; Director and Senior
                                 Vice President of various subsidiaries of
                                 ReliaStar Financial Corp.
John H. Flittie**                Vice Chairman, President and Chief Operating Officer of ReliaStar Life
                                 Insurance Company since 1996; President, Chief Operating Officer and
                                 Director of ReliaStar Financial Corp. and ReliaStar Life Insurance
                                 Company since 1993; Vice Chairman of ReliaStar Life Insurance Company
                                 of New York since 1996; Chief Executive Officer and President of
                                 ReliaStar Life Insurance Company of New York from 1996 to 1998; Vice
                                 Chairman of ReliaStar United Services Life Insurance Company and
                                 ReliaStar Life Insurance Company of New York since 1995; Senior
                                 Executive Vice President and Chief Operating Officer of ReliaStar
                                 Financial Corp. and ReliaStar Life Insurance Company from 1992 to 1993;
                                 Senior Executive Vice President and Chief Operating Officer of ReliaStar
                                 Financial Corp. from 1991 to 1992; Executive Vice President and Chief
                                 Financial Officer of ReliaStar Financial Corp. and ReliaStar Life Insurance
                                 Company from 1989 to 1991; Senior Vice President and Chief Financial
                                 Officer of ReliaStar Financial Corp. since 1985; Director of Community
                                 First BankShares, Inc. and Director and Officer of various subsidiaries of
                                 ReliaStar Financial Corp.

James R. Gelder                  Executive Vice President of ReliaStar Life Insurance Company of New
                                 York since 1998; President and Chief Executive Officer of Security-
                                 Connecticut Life Insurance Company since 1998; Executive Vice President and Chief Operating Officer of Security-Connecticut Life Insurance
                                 Company from 1997 to 1998; Vice President of ReliaStar Life Insurance
                                 Company from 1994 to 1997; Director and Officer of various subsidiaries of ReliaStar Financial Corp.
Ambassador Ulric Haynes, Jr.     Dean and Executive Dean of Hofstra University since 1991; Sr. Vice
                                 President of Drake Beam Morin, Inc. from 1989 to 1991; Private consultant from 1988 to 1989; Director of Marine Midland Bank from 1969 to present; Director of Pall Corporation from 1994 to present; Director of
                                 Environmental Products Corporation from 1993 to present; Director of
                                 Grand Palais Casino, Inc from 1994 to 1996; Director of USAfrica Airways from 1994 to 1996; Director of Hemmeter Enterprises, Inc. from 1994 to
                                 1996.

Wayne R. Huneke**                Senior Vice President of ReliaStar Financial Corp. and ReliaStar Life
                                 Insurance Company since 1994; Chief Financial Officer and Treasurer of
                                 ReliaStar Financial Corp. and ReliaStar Life Insurance Company from
                                 1994 to 1997; Vice President, Treasurer and Chief Accounting Officer from
                                 1990 to 1994; Director and Officer of various subsidiaries of ReliaStar
                                 Financial Corp.

Ronald D. Jarvis*           Senior Vice President of ReliaStar Financial Corp.
                            since 1997; Director of ReliaStar Life Insurance
                            Company of New York since 1997; Director, President
                            and Chief Executive Officer of Security-Connecticut
                            Corporation from 1993 to 1997; Chief Executive
                            Officer of Security-Connecticut Life Insurance
                            Company since 1984; President of
                            Security-Connecticut Life Insurance Company since
                            1976; Chairman, Director, President and Chief
                            Executive Officer of Lincoln Security Life Insurance
                            Company from 1984 to 1997; Director and Officer of
                            various subsidiaries at ReliaStar Financial
                            Corp.

Mark S. Jordahl             Senior Vice President and Chief Investment Officer of ReliaStar Life
                            Insurance Company and ReliaStar Financial Corp. since 1998; Vice
                            President of ReliaStar Life Insurance Company and ReliaStar Financial
                            Corp. from 1987 to 1998; Director and Officer of various subsidiaries of
                            ReliaStar Financial Corp.

Kenneth U. Kuk**            Senior Vice President of ReliaStar Financial Corp. and ReliaStar Life
                            Insurance Company since 1996; Vice President, Strategic Marketing of
                            ReliaStar Financial Corp. and ReliaStar Life Insurance Company since
                            1996; Vice President of Investments of ReliaStar Financial Corp. from
                            1991 to 1996; President of Washington Square Advisers, Inc. since 1995;
                            Chairman of ReliaStar Mortgage Corporation since 1988; Director and
                            Officer of various subsidiaries of ReliaStar Financial Corp.

James R. Miller             Senior Vice President, Chief Financial
                            Officer and Treasurer of ReliaStar Financial Corp.
                            and of ReliaStar Life Insurance Company since 1997;
                            Executive Vice President and Chief Operating Officer
                            of Northern Life Insurance Company from 1992 to
                            1997; Director and Officer of various subsidiaries
                            of ReliaStar Financial Corp.

Richard E. Nolan*           Senior Counsel of Davis Polk & Wardell (New York law firm) since 1996 and Partner from 1990 to 1996.
Fioravante G. Perrotta*     Retired 1996; Formerly Senior Partner
                            of Rogers & Wells (New York law firm) since 1970.

Roger D. Roenfeldt          Executive Vice President and Chief
                            Operating Officer of ReliaStar Life Insurance
                            Company of New York since 1997; Executive Vice
                            President and Chief Operating Officer of Lincoln
                            Security Life Insurance Company from 1996 to 1997;
                            President and Chief Executive Officer of The R.E.
                            Lee Group/US, Inc. from 1991 to 1996.

Robert C. Salipante**       Senior Vice President, Personal Financial Services, ReliaStar Financial
                            Corp. and ReliaStar Life Insurance Company since 1996; President and
                            Chief Executive Officer of ReliaStar Life Insurance Company of New York
                            since 1998; Executive Vice President of ReliaStar Life Insurance Company
                            of New York from 1996 to 1998; Senior Vice President, Individual Division
                            and Technology of ReliaStar Life Insurance Company in 1996; Senior Vice
                            President of Strategic Marketing and Technology of ReliaStar Financial
                            Corp. and ReliaStar Life Insurance Company from 1994 to 1996; Senior
                            Vice President and Chief Financial Officer of ReliaStar Financial Corp. and
                            ReliaStar Life Insurance Company from 1992 to 1994; Executive Vice
                            President of Ameritrust Corporation from 1988 to 1992; Director and
                            Officer of various subsidiaries of ReliaStar Financial Corp.

John G. Turner**       Chairman and Chief Executive Officer of ReliaStar
                       Financial Corp. and ReliaStar Life Insurance Company
                       since 1993; Chairman of ReliaStar United Services Life
                       Insurance Company and ReliaStar Life Insurance Company of
                       New York since 1995; Chairman of Northern Life Insurance
                       Company since 1992; Chairman, President and Chief
                       Executive Officer of ReliaStar Financial Corp. and
                       ReliaStar Life Insurance Company in 1993; President and
                       Chief Executive Officer of ReliaStar Financial Corp. and
                       ReliaStar Life Insurance Company from 1991 to 1993;
                       President and Chief Operating Officer of ReliaStar
                       Financial Corp. from 1989 to 1991; President and Chief
                       Operating Officer of ReliaStar Life Insurance Company
                       from 1986 to 1991; Director and Officer of various
                       subsidiaries of ReliaStar Financial Corp.
Charles B. Updike*     Partner of Schoeman, Marsh & Updike (New York law firm) since 1976.
Ross M. Weale*         President of Waccabuc Enterprise, Inc. (New York management consulting firm) since 1996; President and Chief Executive Officer
                       of Country Bank (financial institution) from 1986 to
                       1996.

----------
 * Director
** Director and Officer

     The Executive Committee of our Board of Directors consists of Directors Turner, Flittie, Salipante, Updike, and Weale.


     The Compliance Committee of our Board of Directors consists of Directors Weale, Carb, Conley, Haynes, Perrotta, and Updike.

     The following is a list of the current directors and executive officers of the principal underwriter and their business addresses.



Name and Principal
Business Address             Positions and Offices
--------------------------   ------------------------------------------------------
John H. Flittie*             Director; Chairman
Anne W. Dowdle*              Director
Michael J. Dubes             Director
1501 Fourth Avenue
Seattle, Washington 98111
James R. Gelder              Director
20 Security Drive
Avon, Connecticut 06001
Wayne R. Huneke*             Director
Robert C. Salipante*         Director
Jeffrey A. Montgomery*       President and Chief Executive Officer
Kenneth S. Cameranesi*       Executive Vice President and Chief Operations Officer
Gene Grayson*                Vice President, National Sales and Marketing
David Braun*                 Assistant Vice President
Karin Callanan*              Assistant Vice President
Susan M. Bergen*             Secretary
Margaret B. Wall             Treasurer and Chief Financial Officer
Loralee A. Renelt*           Assistant Secretary
Allen Kidd                   Assistant Secretary
222 North Arch Road
Richmond, Virginia 23236

----------
     * 20 Washington Avenue South Minneapolis, Minnesota 55401


State Regulation


     We are subject to the laws of the State of New York governing insurance companies and to regulation and supervision by the Insurance Department of the State of New York. We file an annual statement in a prescribed form with the Insurance Department each year, and in each state we do business, covering our operations for the preceding year and our financial condition as of the end of that year. Our books and accounts are subject to review by the Insurance Division and a full examination of our operations is conducted periodically (usually every three years) by the National Association of Insurance Commissioners. This regulation does not, however, involve supervision or management of our investment practices or policies.

     In addition, we are subject to regulation under the insurance laws of other jurisdictions in which we operate.



Legal Proceedings

     The Company and its affiliates, like other life insurance companies, are involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, the Company believes that at the present time there are not pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the Variable Account or the Company.

Bonding Arrangements


     We maintain an insurance company blanket bond providing $25,000,000 coverage for our officers and employees and those of Washington Square Securities, Inc. (WSSI), subject to a $500,000 deductible.



Legal Matters

     Legal matters in connection with the Variable Account and the Policy described in this Prospectus have been passed upon by Jeffrey A. Proulx, Esquire, Attorney for the Company.


Experts


     The statement of assets and liabilities of ReliaStar Life Insurance Company of New York Variable Life Separate Account I as of December 31, 1998 and the related statements of operations and changes in policyowners' equity for the year ended December 31, 1988 and for the period from August 8, 1997 (date of inception) to December 31, 1998 and the annual financial statements of ReliaStar Life Insurance Company of New York included in this Prospectus have been audited by Deloitte & Touche LLP, independent auditors, as stated in their reports which are included herein, and have been so included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.


     Actuarial matters included in this Prospectus have been examined by Steven
P. West, F.S.A., M.A.A.A., as stated in the opinion filed as an exhibit to the Registration Statement.


Registration Statement Contains Further Information

     A Registration Statement has been filed with the SEC under the Securities Act of 1933 with respect to the Policies. This Prospectus does not contain all information included in the Registration Statement, its amendments and exhibits. For further information concerning the Variable Account, the Funds, the Policies and us, please refer to the Registration Statement.

     Statements in this Prospectus concerning provisions of the Policy and other legal documents are summaries. Please refer to the documents as filed with the SEC for a complete statement of the provisions of those documents.

     Information may be obtained from the SEC's principal office in Washington, D.C., for a fee it prescribes, or examined there without charge.


Financial Statements


     The financial statements for the Variable Account reflect the operations of the Variable Account as of December 31, 1998 and for the year ended December 31, 1998 and for the period from August 8, 1997 (date of inception) to December 31, 1997. The financial statements are audited. The periods covered are not necessarily indicative of the longer term performance of the assets held in the Variable Account.

     The financial statements of ReliaStar Life Insurance Company of New York which are included in this Prospectus should be distinguished from the financial statements of the Variable Account and should be considered only as bearing upon the ability of ReliaStar Life Insurance Company of New York to meet its obligations under the Policies. They should not be considered as bearing on the investment performance of the assets held in the Variable Account. These financial statements are as of December 31, 1998 and 1997 and for each of the two years in the period ended December 31, 1998. The periods covered are not necessarily indicative of the longer term performance of the Company.

                         Independent Auditors' Report


Board of Directors
ReliaStar Life Insurance Company of New York and ReliaStar Life Insurance Company of New York Variable Life Separate Account I Policy Owners:

We have audited the accompanying statement of assets and liabilities of ReliaStar Life Insurance Company of New York Variable Life Separate Account I as of December 31, 1998 and the related statements of operations and changes in policy owners' equity for the year ended December 31, 1998 and for the period from August 8, 1997 (date of inception) to December 31, 1997 (consisting of the portfolios listed in the statements of operations and changes in policy owners' equity). These financial statements are the responsibility of the management of ReliaStar Life Insurance Company of New York. Our responsibility is to express an opinion on these financial statements based on our audit.

We have conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatements. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures include confirmation of the securities owned as of December 31, 1998, by correspondence with the account custodians. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting the ReliaStar Life Insurance Company of New York Separate Account I as of December 31, 1998 and the results of its operations and changes in its policy owners' equity for the year ended December 31, 1998 and for the period from August 8, 1997 (date of inception) to December 31, 1997, in conformity with generally accepted accounting principles.




Deloitte & Touche LLP



Minneapolis, Minnesota
February 19, 1999

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
STATEMENT OF ASSETS AND LIABILITIES
December 31, 1998
(In Thousands, Except Shares)

ASSETS:
INVESTMENTS IN MUTUAL FUNDS AT MARKET VALUE:

                                                            Shares       Cost      Market Value
                                                           --------   ---------   -------------
THE ALGER AMERICAN FUND:
 Alger American Growth Portfolio .......................     1,018     $   47        $   54
 Alger American MidCap Growth Portfolio ................       836         22            24
 Alger American Small Capitalization Portfolio .........       790         31            35
FIDELITY'S VARIABLE INSURANCE PRODUCTS FUND (VIP) AND
 VARIABLE INSURANCE PRODUCTS FUND (VIP II):
 VIP Equity-Income Portfolio ...........................     9,860        232           251
 VIP Growth Portfolio ..................................     2,432         95           109
 VIP High Income Portfolio .............................       403          5             5
 VIP Money Market Portfolio ............................    66,163         66            66
 VIP II Contrafund Portfolio ...........................     9,013        183           220
 VIP II Index 500 Portfolio ............................     2,068        254           292
 VIP II Investment Grade Bond Portfolio ................     1,452         18            19
JANUS ASPEN SERIES:
 Aggressive Growth Portfolio ...........................     2,141         48            59
 Growth Portfolio ......................................     2,983         61            70
 International Growth Portfolio ........................       758         15            16
 Worldwide Growth Portfolio ............................     6,791        183           197
NEUBERGER&BERMAN ADVISERS MANAGEMENT TRUST:
 Limited Maturity Bond Portfolio .......................     1,358         19            19
 Partners Portfolio ....................................    13,926        247           264
NORTHSTAR GALAXY TRUST:
 Northstar Growth + Value Portfolio ....................     2,546         41            48
 Northstar High Yield Bond Portfolio ...................     1,846         10             9
 Northstar Emerging Growth Portfolio ...................     1,069         14            15
 Northstar International Value Portfolio ...............     4,577         50            51
 Northstar Multi-Sector Bond Portfolio .................     1,328          7             6
OCC ACCUMULATION TRUST:
 Equity Portfolio ......................................        95          3             4
 Global Equity Portfolio ...............................     2,130         34            33
 Managed Portfolio .....................................     1,047         45            46
 Small Cap Portfolio ...................................     2,002         48            46
PUTNAM VARIABLE TRUST:
 Putnam VT Diversified Income Fund .....................     2,249         24            23
 Putnam VT Growth and Income Fund ......................     5,491        148           158
 Putnam VT Voyager Fund ................................     7,893        313           362
                                                                       ------        ------
 TOTAL INVESTMENTS .....................................               $2,263
   TOTAL ASSETS ........................................                             $2,501
                                                                                     ======
LIABILITIES AND POLICY OWNERS' EQUITY:
 Due from ReliaStar Life Insurance Company of New York                               $   (3)
 POLICY OWNERS' EQUITY .................................                              2,504
                                                                                     ======
   TOTAL LIABILITIES AND POLICY OWNERS' EQUITY .........                             $2,501
                                                                                     ======

   The accompanying notes are an integral part of the financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT I STATEMENTS OF OPERATIONS AND CHANGES IN POLICY OWNERS' EQUITY For the year ended December 31, 1998 and the period from August 8, 1997 (date of inception) to December 31, 1997
                                (In Thousands)



                                                                                        Alger American
                                                     Total All Funds                   Growth Portfolio
                                            -------------------------------------------------------------------
                                                  1998             1997               1998             1997
                                            ---------------- ---------------- ---------------------------------
NET INVESTMENT INCOME (LOSS):
 Reinvested dividend income ...............  $          6      $        --       $         --           $--
 Reinvested capital gains .................            16               --                  3            --
 Administrative expenses ..................            (7)              --                 --            --
                                             ---------------   -----------       ------------    ----------
  Net investment income (loss) and
  capital gains ...........................            15               --                  3            --
                                             --------------    -----------       ------------    ----------
REALIZED AND UNREALIZED GAINS
 (LOSSES):
 Net realized gains (losses) on
  redemptions of fund shares ..............           (8)               --                 --            --
 Increase (decrease) in unrealized
  appreciation of investments .............           238               --                  7            --
                                             --------------    -----------       ------------     ----------
  Net realized and unrealized gains
  (losses) ................................           230               --                  7            --
                                             --------------    -----------       ------------     ----------
  Additions (reductions) from
  operations ..............................           245               --                 10            --
                                             --------------    -----------       ------------     ----------
POLICY OWNERS' TRANSACTIONS:
 Net premium payments .....................         2,298              122                 45             1
 Surrenders ...............................            (1)              --                 --            --
 Transfers between funds and/or fixed
  acct ....................................            --               --                  2            --
 Policy loans .............................            --               --                 --            --
 Loan collateral interest crediting .......            --               --                 --            --
 Death benefits ...........................            --               (1)                --            --
 Cost of insurance charges ................          (144)              (3)                (3)           --
 Monthly Expense Charge ...................           (12)              --                 (1)           --
                                             --------------    -------------     ---------------  ----------
  Additions (reductions) for policy
  owners' transactions ....................         2,141              118                 43             1
                                             --------------    -------------     --------------   ----------
  Net additions (reductions) for the
  year/period .............................         2,386              118                 53             1
Policy Owners' Equity, beginning of the
 year/period ..............................           118               --                  1             --
                                             --------------    -------------     --------------   ----------
Policy Owners' Equity, end of the
 year/period ..............................  $      2,504      $       118       $         54    $        1
                                             ==============    =============     ==============   ==========
Units Outstanding, beginning of the
 year/period ..............................     10,339.628              --             86.866             --
Units Outstanding, end of the
 year/period ..............................    147,342.662       10,339.628         3,716.345           86.866
Net Asset Value per Unit:                    $         --      $        --       $  14.592177       $ 9.854808



                                                      Alger American                      Alger American
                                                  MidCap Growth Portfolio         Small Capitalization Portfolio
                                            ----------------------------------------------------------------------
                                                    1998              1997              1998               1997
                                            ------------------- --------------- ----------------------------------
NET INVESTMENT INCOME (LOSS):
 Reinvested dividend income ...............    $         --       $        --      $         --      $        --
 Reinvested capital gains .................               1                --                2                --
 Administrative expenses ..................              --                --                --               --
                                               ------------       -----------      ------------      -----------
  Net investment income (loss) and
  capital gains ...........................               1                --                2                --
                                               ------------       -----------      ------------      -----------
REALIZED AND UNREALIZED GAINS
 (LOSSES):
 Net realized gains (losses) on
  redemptions of fund shares ..............              --                --               --                --
 Increase (decrease) in unrealized
  appreciation of investments .............               2                --                4                --
                                               ------------       -----------      -----------       -----------
  Net realized and unrealized gains
  (losses) ................................               2                --                4                --
                                               ------------       -----------      ------------      -----------
  Additions (reductions) from
  operations ..............................               3                --                6                --
                                               ------------       -----------      ------------      -----------
POLICY OWNERS' TRANSACTIONS:
 Net premium payments .....................              20                 2               27                 5
 Surrenders ...............................              --                --               --                --
 Transfers between funds and/or fixed
  acct ....................................              --                --                1                --
 Policy loans .............................              --                --               --                --
 Loan collateral interest crediting .......              --                --               --                --
 Death benefits ...........................              --                --               --                --
 Cost of insurance charges ................              (1)               --               (2)               --
 Monthly Expense Charge ...................              --                --               --                --
                                               --------------     -----------      -----------       -----------
  Additions (reductions) for policy
  owners' transactions ....................              19                 2               26                 5
                                               --------------     -----------      -----------       -----------
  Net additions (reductions) for the
  year/period .............................              22                 2               32                 5
Policy Owners' Equity, beginning of the
 year/period ..............................               2                --                5                --
                                               --------------     -----------      -----------       -----------
Policy Owners' Equity, end of the
 year/period ..............................  $           24       $         2      $         37      $         5
                                               ==============     ===========      ==============    ===========
Units Outstanding, beginning of the
 year/period ..............................      206.735                   --           467.792               --
Units Outstanding, end of the
 year/period ..............................    1,885.358              206.735         2,983.060          467.792
Net Asset Value per Unit:                    $ 12.802277          $  9.825275     $   11.635433       $10.071361



                                                      Fidelity's VIP
                                                  Equity-Income Portfolio
                                            -----------------------------------
                                                    1998              1997
                                            -------------------- --------------
NET INVESTMENT INCOME (LOSS):
 Reinvested dividend income ...............    $          --       $       --
 Reinvested capital gains .................               --               --
 Administrative expenses ..................               (1)              --
                                               ----------------    ----------
  Net investment income (loss) and
  capital gains ...........................               (1)              --
                                               ----------------    ----------
REALIZED AND UNREALIZED GAINS
 (LOSSES):
 Net realized gains (losses) on
  redemptions of fund shares ..............               --               --
 Increase (decrease) in unrealized
  appreciation of investments .............               19               --
                                               ---------------     ----------
  Net realized and unrealized gains
  (losses) ................................               19               --
                                               ---------------     ----------
  Additions (reductions) from
  operations ..............................               18               --
                                               ---------------     ----------
POLICY OWNERS' TRANSACTIONS:
 Net premium payments .....................              244               --
 Surrenders ...............................               --               --
 Transfers between funds and/or fixed
  acct ....................................               --               --
 Policy loans .............................               --               --
 Loan collateral interest crediting .......               --               --
 Death benefits ...........................               --               --
 Cost of insurance charges ................              (10)              --
 Monthly Expense Charge ...................               (1)              --
                                               ----------------    ----------
  Additions (reductions) for policy
  owners' transactions ....................              233               --
                                               ---------------     ----------
  Net additions (reductions) for the
  year/period .............................              251               --
Policy Owners' Equity, beginning of the
 year/period ..............................               --               --
                                               ---------------     ----------
Policy Owners' Equity, end of the
 year/period ..............................    $         251       $       --
                                               ===============     ==========
Units Outstanding, beginning of the
 year/period ..............................         5.405                  --
Units Outstanding, end of the
 year/period ..............................    10,662.981               5.405
Net Asset Value per Unit:                      $23.531218         $ 21.080180

   The accompanying notes are an integral part of the financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT I STATEMENTS OF OPERATIONS AND CHANGES IN POLICY OWNERS' EQUITY, continued For the year ended December 31, 1998 and the period from August 8, 1997 (date of inception) to December 31, 1997
                                (In Thousands)



                                                               Fidelity's VIP                            Fidelity's VIP
                                                               Growth Portfolio                      High Income Portfolio
                                                    -----------------------------------      ---------------------------------
                                                              1998             1997                 1998            1997
                                                    ------------------- ---------------      -----------------  --------------
NET INVESTMENT INCOME (LOSS):
 Reinvested dividend income ........................    $         --       $        --            $      --       $        --
 Reinvested capital gains ..........................              --                --                   --                --
 Administrative expenses ...........................              (1)               --                   --                --
                                                        ---------------    -----------           ----------       -----------
  Net investment income (loss) and capital
  gains ............................................              (1)               --                   --                --
                                                        ---------------    -----------           ----------       -----------
REALIZED AND UNREALIZED GAINS (LOSSES):
 Net realized gains (losses) on redemptions of
  fund shares ......................................              --                --                    2                --
 Increase (decrease) in unrealized appreciation
  of investments ...................................              14                --                   --                --
                                                        --------------     -----------           ----------       -----------
  Net realized and unrealized gains (losses) .......              14                --                    2                --
                                                        --------------     -----------           ----------       -----------
  Additions (reductions) from operations ...........              13                --                    2                --
                                                        --------------     -----------           ----------       -----------
POLICY OWNERS' TRANSACTIONS:
 Net premium payments ..............................              99                 2                  131                --
 Surrenders ........................................              (1)               --                   --                --
 Transfers between funds and/or fixed acct .........               1                --                 (126)               --
 Policy loans ......................................              --                --                   --                --
 Loan collateral interest crediting ................              --                --                   --                --
 Death benefits ....................................              --                --                   --                --
 Cost of insurance charges .........................              (7)               --                   (1)               --
 Monthly Expense Charge ............................              (1)                --                   --                --
                                                        ---------------    -----------          ------------      -----------
  Additions (reductions) for policy owners'
  transactions .....................................               91               2                    4                 --
                                                        --------------     -----------          ------------      -----------
  Net additions (reductions) for the
  year/period ......................................              104               2                    6                 --
Policy Owners' Equity, beginning of the
 year/period .......................................                2              --                   --                 --
                                                        --------------     -----------           ------------     -----------
Policy Owners' Equity, end of the year/period ......    $         106       $       2         $          6       $         --
                                                        ==============     ===========           ============     ===========
Units Outstanding, beginning of the year/period.....          103.336               --                   --                --
Units Outstanding, end of the year/period ..........        4,087.116          103.336              308.121                --
Net Asset Value per Unit:                               $   26.727479      $ 19.160956        $   15.116470       $ 15.800365



                                                               Fidelity's VIP                    Fidelity's  VIP II
                                                           Money Market Portfolio              Contrafund Portfolio
                                                     ---------------------------------- -----------------------------------
                                                             1998             1997             1998              1997
                                                     ------------------- -------------- ------------------- ---------------
NET INVESTMENT INCOME (LOSS):
 Reinvested dividend income ........................    $          1       $       --      $      --       $        --
 Reinvested capital gains ..........................              --               --              1                --
 Administrative expenses ...........................              --               --             (1)               --
                                                        ------------       ----------     ---------------    ---------
  Net investment income (loss) and capital
  gains ............................................               1               --              --               --
                                                        ------------       ----------      --------------   ----------
REALIZED AND UNREALIZED GAINS (LOSSES):
 Net realized gains (losses) on redemptions of
  fund shares ......................................              --               --              --               --
 Increase (decrease) in unrealized appreciation
  of investments ...................................              --               --              37               --
                                                        ------------       ----------     --------------   -----------
  Net realized and unrealized gains (losses) .......              --               --              37               --
                                                        ------------       ----------     --------------   -----------
  Additions (reductions) from operations ...........               1               --              37               --
                                                        ------------       ----------     --------------   -----------
POLICY OWNERS' TRANSACTIONS:
 Net premium payments ..............................              77                1             182               9
 Surrenders ........................................              --               --              --              --
 Transfers between funds and/or fixed acct .........              (7)              --               1              --
 Policy loans ......................................              --               --              --              --
 Loan collateral interest crediting ................              --               --              --              --
 Death benefits ....................................              --               --              --              --
 Cost of insurance charges .........................              (5)              --              (8)             --
 Monthly Expense Charge ............................              (1)              --              (1)             --
                                                        ---------------    ----------     ---------------  -----------
  Additions (reductions) for policy owners'
  transactions .....................................              64                1             174               9
                                                        --------------     ----------     --------------   ----------
  Net additions (reductions) for the
  year/period ......................................              65                1             211               9
Policy Owners' Equity, beginning of
 the year/period .......................................           1               --               9              --
                                                        --------------     ----------    --------------     ----------
Policy Owners' Equity, end of the year/period ......    $         66       $        1      $      220       $       9
                                                        ==============     ==========    ==============     ===========
Units Outstanding, beginning of the year/period.....           75.083              --         495.110              --
Units Outstanding, end of the year/period ..........        5,112.620          75.083       9,211.711         495.110
Net Asset Value per Unit:                               $   12.941412     $ 12.269546      $23.909755     $ 18.395120



                                                               Fidelity's VIP II
                                                              Index 500 Portfolio
                                                     --------------------------------------
                                                             1998                1997
                                                     -------------------- -----------------
NET INVESTMENT INCOME (LOSS):
 Reinvested dividend income ........................    $          --        $       --
 Reinvested capital gains ..........................               --                --
 Administrative expenses ...........................               (1)               --
                                                        ----------------     ----------
  Net investment income (loss) and capital
  gains ............................................               (1)               --
                                                        ----------------     ----------
REALIZED AND UNREALIZED GAINS (LOSSES):
 Net realized gains (losses) on redemptions of
  fund shares ......................................                1                --
 Increase (decrease) in unrealized appreciation
  of investments ...................................               38                --
                                                        ---------------      ----------
  Net realized and unrealized gains (losses) .......               39                --
                                                        ---------------      ----------
  Additions (reductions) from operations ...........               38                --
                                                        ---------------      ----------
POLICY OWNERS' TRANSACTIONS:
 Net premium payments ..............................              265                 5
 Surrenders ........................................               --                --
 Transfers between funds and/or fixed acct .........                2                --
 Policy loans ......................................               --                --
 Loan collateral interest crediting ................               --                --
 Death benefits ....................................               --                --
 Cost of insurance charges .........................              (17)               (1)
 Monthly Expense Charge ............................               (1)               --
                                                        ----------------     ------------
  Additions (reductions) for policy owners'
  transactions .....................................              249                 4
                                                        ---------------      ------------
  Net additions (reductions) for the
  year/period ......................................              287                 4
Policy Owners' Equity, beginning of the
 year/period .......................................                4                --
                                                        ---------------      ------------
Policy Owners' Equity, end of the year/period ......    $         291        $        4
                                                        ===============      ============
Units Outstanding, beginning of the year/period.....          203.033                --
Units Outstanding, end of the year/period ..........       10,104.460           203.033
Net Asset Value per Unit:                               $   28.934443       $ 22.547720

   The accompanying notes are an integral part of the financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT I STATEMENTS OF OPERATIONS AND CHANGES IN POLICY OWNERS' EQUITY, continued For the year ended December 31, 1998 and the period from August 8, 1997 (date of inception) to December 31, 1997
                                (In Thousands)



                                                   Fidelity's VIP II
                                                   Investment Grade                   Janus Aspen Series
                                                    Bond Portfolio               Aggressive Growth Portfolio
                                          --------------------------------------------------------------------
                                                  1998              1997              1998             1997
                                          ------------------- --------------- ---------------------------------
NET INVESTMENT INCOME (LOSS):
 Reinvested dividend income .............    $         --       $        --      $         --       $    --
 Reinvested capital gains ...............              --                --                --            --
 Administrative expenses ................              --                --                --            --
                                             ------------       -----------      ------------    ----------
  Net investment income (loss)
  and capital gains .....................              --                --                --            --
                                             ------------       -----------      ------------    ----------
REALIZED AND UNREALIZED GAINS
 (LOSSES):
 Net realized gains (losses) on
  redemptions of fund shares ............              --                --                --            --
 Increase (decrease) in unrealized
  appreciation of investments ...........               1                --                11            --
                                             ------------       -----------      ------------    ----------
  Net realized and unrealized
  gains (losses) ........................               1                --                11            --
                                             ------------       -----------      ------------    ----------
  Additions (reductions) from
  operations ............................               1                --                11            --
                                             ------------       -----------      ------------    ----------
POLICY OWNERS' TRANSACTIONS:
 Net premium payments ...................              19                --                51            --
 Surrenders .............................              --                --                --            --
 Transfers between funds and/or
  fixed acct ............................              --                --                --            --
 Policy loans ...........................              --                --                --            --
 Loan collateral interest crediting .....              --                --                --            --
 Death benefits .........................              --                --                --            --
 Cost of insurance charges ..............              (1)               --                (2)           --
 Monthly Expense Charge .................              --                --                --            --
                                             --------------     -----------      --------------  ----------
  Additions (reductions) for
  policy owners' transactions ...........              18                --                49            --
                                             --------------     -----------      --------------  ----------
  Net additions (reductions) for
  the year/period .......................              19                --                60            --
Policy Owners' Equity, beginning of
 the year/period ........................              --                --                --            --
                                             --------------     -----------      --------------  ----------
Policy Owners' Equity, end of the
 year/period ............................    $         19       $        --      $         60    $       --
                                             ==============     ===========      ==============  ==========
Units Outstanding, beginning of the
 year/period ............................              --                --             2.178            --
Units Outstanding, end of the
 year/period ............................        1,362.857               --         4,022.517         2.178
Net Asset Value per Unit:                    $   13.807112      $ 12.685026      $  14.714669    $10.960002



                                                  Janus Aspen Series                  Janus Aspen Series
                                                   Growth Portfolio             International Growth Portfolio
                                          ----------------------------------- -----------------------------------
                                                  1998              1997              1998              1997
                                          ------------------- --------------- ------------------- ---------------
NET INVESTMENT INCOME (LOSS):
 Reinvested dividend income .............    $          1       $        --      $         --        $        --
 Reinvested capital gains ...............              --                --                --                 --
 Administrative expenses ................              --                --                --                 --
                                             ------------       -----------      ------------         ----------
  Net investment income (loss)
  and capital gains .....................               1                --                --                 --
                                             ------------       -----------      ------------        -----------
REALIZED AND UNREALIZED GAINS
 (LOSSES):
 Net realized gains (losses) on
  redemptions of fund shares ............              --                --                --                 --
 Increase (decrease) in unrealized
  appreciation of investments ...........               9                --                 1                 --
                                             ------------       -----------      ------------         -----------
  Net realized and unrealized
  gains (losses) ........................               9                --                 1                 --
                                             ------------       -----------      ------------         -----------
  Additions (reductions) from
  operations ............................              10                --                 1                 --
                                             ------------       -----------      ------------         -----------
POLICY OWNERS' TRANSACTIONS:
 Net premium payments ...................              65                --                13                  4
 Surrenders .............................              --                --                --                 --
 Transfers between funds and/or
  fixed acct ............................              --                --                --                 --
 Policy loans ...........................              --                --                --                 --
 Loan collateral interest crediting .....              --                --                --                 --
 Death benefits .........................              --                --                --                 --
 Cost of insurance charges ..............              (4)               --                (2)                --
 Monthly Expense Charge .................              --                --                --                 --
                                             --------------     -----------      --------------        -----------
  Additions (reductions) for
  policy owners' transactions ...........              61                --                11                  4
                                             --------------     -----------      --------------        -----------
  Net additions (reductions) for
  the year/period .......................              71                --                12                  4
Policy Owners' Equity, beginning of
 the year/period ........................              --                --                 4                 --
                                             --------------     -----------      --------------        -----------
Policy Owners' Equity, end of the
 year/period ............................    $         71       $        --      $         16          $        4
                                             ==============     ===========      ==============        ===========
Units Outstanding, beginning of the
 year/period ............................              --                --           427.927                  --
Units Outstanding, end of the
 year/period ............................        5,105.809               --         1,430.417             427.927
Net Asset Value per Unit:                    $   13.819668      $ 10.187114      $  11.284244         $  9.625377



                                                     Janus Aspen Series
                                                 Worldwide Growth Portfolio
                                          ----------------------------------------
                                                  1998                 1997
                                          -------------------- -------------------
NET INVESTMENT INCOME (LOSS):
 Reinvested dividend income .............    $           2        $         --
 Reinvested capital gains ...............                1                  --
 Administrative expenses ................               (1)                 --
                                             ----------------     ------------
  Net investment income (loss)
  and capital gains .....................                2                  --
                                             ---------------      ------------
REALIZED AND UNREALIZED GAINS
 (LOSSES):
 Net realized gains (losses) on
  redemptions of fund shares ............                1                  --
 Increase (decrease) in unrealized
  appreciation of investments ...........               14                  --
                                             ---------------      ------------
  Net realized and unrealized
  gains (losses) ........................               15                  --
                                             ---------------      ------------
  Additions (reductions) from
  operations ............................               17                  --
                                             ---------------      ------------
POLICY OWNERS' TRANSACTIONS:
 Net premium payments ...................              169                  25
 Surrenders .............................               --                  --
 Transfers between funds and/or
  fixed acct ............................                3                  --
 Policy loans ...........................               --                  --
 Loan collateral interest crediting .....               --                  --
 Death benefits .........................               --                  (1)
 Cost of insurance charges ..............              (15)                 --
 Monthly Expense Charge .................               (1)                 --
                                             ----------------     --------------
  Additions (reductions) for
  policy owners' transactions ...........              156                  24
                                             ---------------      --------------
  Net additions (reductions) for
  the year/period .......................              173                  24
Policy Owners' Equity, beginning of
 the year/period ........................               24                  --
                                             ---------------      --------------
Policy Owners' Equity, end of the
 year/period ............................    $         197        $         24
                                             ===============      ==============
Units Outstanding, beginning of the
 year/period ............................         2,468.532                 --
Units Outstanding, end of the
 year/period ............................        15,578.182           2,468.532
Net Asset Value per Unit:                    $    12.681124       $    9.836310

   The accompanying notes are an integral part of the financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT I STATEMENTS OF OPERATIONS AND CHANGES IN POLICY OWNERS' EQUITY, continued For the year ended December 31, 1998 and the period from August 8, 1997 (date of inception) to December 31, 1997
                                (In Thousands)

                                               Neuberger&Berman                    Neuberger&Berman
                                           Advisers Management Trust           Advisers Management Trust
                                        Limited Maturity Bond Portfolio           Partners Portfolio
                                      ----------------------------------------------------------------------
                                              1998              1997              1998              1997
                                      ------------------- --------------- -------------------- --------------
NET INVESTMENT INCOME (LOSS):
 Reinvested dividend income .........    $         --       $        --      $          --       $       --
 Reinvested capital gains ...........              --                --                  1               --
 Administrative expenses ............              --                --                 (1)              --
                                         ------------       -----------      ----------------    ----------
  Net investment income (loss)
  and capital gains .................              --                --                 --               --
                                         ------------       -----------      ---------------     ----------
REALIZED AND UNREALIZED GAINS
 (LOSSES):
 Net realized gains (losses) on
  redemptions of fund shares ........              --                --                 (1)              --
 Increase (decrease) in
  unrealized appreciation of
  investments .......................              --                --                 17               --
                                         ------------       -----------      ---------------     ----------
  Net realized and unrealized
  gains (losses) ....................              --                --                 16               --
                                         ------------       -----------      ---------------     ----------
  Additions (reductions) from
  operations ........................              --                --                 16               --
                                         ------------       -----------      ---------------     ----------
POLICY OWNERS' TRANSACTIONS:
 Net premium payments ...............              22                 1                258                1
 Surrenders .........................              --                --                 --               --
 Transfers between funds and/or
  fixed acct ........................              --                --                  1               --
 Policy loans .......................              --                --                 --               --
 Loan collateral interest
  crediting .........................              --                --                 --               --
 Death benefits .....................              --                --                 --               --
 Cost of insurance charges ..........              (4)               --                (10)              --
 Monthly Expense Charge .............              --                --                 (1)              --
                                         --------------     -----------      ----------------    ----------
  Additions (reductions) for
  policy owners'
  transactions ......................              18                 1                248                1
                                         --------------     -----------      ---------------     ----------
  Net additions (reductions) for
  the year/period ...................              18                 1                264                1
Policy Owners' Equity, beginning
 of the year/period .................               1                --                  1               --
                                         --------------     -----------      ---------------     ----------
Policy Owners' Equity, end of the
 year/period ........................    $         19       $         1      $         265       $        1
                                         ==============     ===========      ===============     ==========
Units Outstanding, beginning of
 the year/period ....................         105.555                --             55.116               --
Units Outstanding, end of the
 year/period ........................       1,753.632           105.555         24,509.783           55.116
Net Asset Value per Unit:                $  10.704404       $ 10.254171      $   10.760407      $ 10.325813



                                          Northstar Galaxy Trust              Northstar Galaxy Trust        Northstar Galaxy Trust
                                         Growth + Value Portfolio            High Yield Bond Portfolio    Emerging Growth Portfolio
                                      -------------------------------------  ---------------------------   ------------------------
                                              1998               1997              1998           1997             1998
                                      ------------------- ----------------- -----------------  -------------- -----------------
NET INVESTMENT INCOME (LOSS):
 Reinvested dividend income .........    $         --       $          --      $        1       $      --      $       --
 Reinvested capital gains ...........              --                  --              --              --               1
 Administrative expenses ............              --                  --              --              --              --
                                         ------------       -------------      ----------      ----------      ----------
  Net investment income (loss)
  and capital gains .................              --                  --               1              --               1
                                         ------------       -------------      ----------      ----------      ----------
REALIZED AND UNREALIZED GAINS
 (LOSSES):
 Net realized gains (losses) on
  redemptions of fund shares ........              --                  --              --              --              --
 Increase (decrease) in
  unrealized appreciation of
  investments .......................               7                  --              (1)             --               1
                                         ------------       -------------      -------------   ----------      ----------
  Net realized and unrealized
  gains (losses) ....................               7                  --              (1)             --               1
                                         ------------       -------------      -------------   ----------      ----------
  Additions (reductions) from
  operations ........................               7                  --              --              --               2
                                         ------------       -------------      ------------    ----------      ----------
POLICY OWNERS' TRANSACTIONS:
 Net premium payments ...............              38                  11              12              --              13
 Surrenders .........................              --                  --              --              --              --
 Transfers between funds and/or
  fixed acct ........................             (4)                  --              (2)             --              --
 Policy loans .......................              --                  --              --              --              --
 Loan collateral interest
  crediting .........................              --                  --              --              --              --
 Death benefits .....................              --                  --              --              --              --
 Cost of insurance charges ..........             (5)                  --              --              --              (1)
 Monthly Expense Charge .............              --                  --              --              --              --
                                         --------------     -------------      ------------     ----------      ------------
  Additions (reductions) for
  policy owners'
  transactions ......................              29                  11              10              --              12
                                         --------------     -------------      ------------     ----------      ------------
  Net additions (reductions) for
  the year/period ...................              36                  11              10              --              14
Policy Owners' Equity, beginning
 of the year/period .................              11                  --              --              --               1
                                         --------------     -------------      ------------     ----------      ------------
Policy Owners' Equity, end of the
 year/period ........................    $         47       $          11      $       10       $      --      $       15
                                         ==============     =============      ============      ==========      ============
Units Outstanding, beginning of
 the year/period ....................       1,076.181                  --          13.072              --          49.892
Units Outstanding, end of the
 year/period ........................       3,924.431           1,076.181         858.616          13.072         804.528
Net Asset Value per Unit:                $  12.158465       $   10.189337      $10.468149      $10.406855     $ 18.810805



                                        Northstar
                                       Galaxy Trust
                                      Emerging Growth
                                         Portfolio
                                      --------------
                                           1997
                                      --------------
NET INVESTMENT INCOME (LOSS):
 Reinvested dividend income .........   $       --
 Reinvested capital gains ...........           --
 Administrative expenses ............           --
                                        ----------
  Net investment income (loss)
  and capital gains .................           --
                                        ----------
REALIZED AND UNREALIZED GAINS
 (LOSSES):
 Net realized gains (losses) on
  redemptions of fund shares ........           --
 Increase (decrease) in
  unrealized appreciation of
  investments .......................           --
                                        ----------
  Net realized and unrealized
  gains (losses) ....................           --
                                        ----------
  Additions (reductions) from
  operations ........................           --
                                        ----------
POLICY OWNERS' TRANSACTIONS:
 Net premium payments ...............            1
 Surrenders .........................           --
 Transfers between funds and/or
  fixed acct ........................           --
 Policy loans .......................           --
 Loan collateral interest
  crediting .........................           --
 Death benefits .....................           --
 Cost of insurance charges ..........           --
 Monthly Expense Charge .............           --
                                        ----------
  Additions (reductions) for
  policy owners'
  transactions ......................            1
                                        ----------
  Net additions (reductions) for
  the year/period ...................            1
Policy Owners' Equity, beginning
 of the year/period .................           --
                                        ----------
Policy Owners' Equity, end of the
 year/period ........................   $        1
                                        ==========
Units Outstanding, beginning of
 the year/period ....................           --
Units Outstanding, end of the
 year/period ........................       49.892
Net Asset Value per Unit:              $ 16.036372

   The accompanying notes are an integral part of the financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT I STATEMENTS OF OPERATIONS AND CHANGES IN POLICY OWNERS' EQUITY, continued
For the year ended December 31, 1998 and the period from August 8, 1997 (date of inception) to December 31, 1997
                                (In Thousands)



                                                       Northstar Galaxy Trust              Northstar Galaxy Trust
                                                    International Value Portfolio          Multi-Sector Portfolio
                                                ------------------------------------- --------------------------------
                                                        1998               1997             1998            1997
                                                ------------------- ----------------- ----------------- --------------
NET INVESTMENT INCOME (LOSS):
 Reinvested dividend income ...................    $          1        $       --        $       --       $       --
 Reinvested capital gains .....................               2                --                --               --
 Administrative expenses ......................              --                --                --               --
                                                   ------------        ----------        ----------       ----------
  Net investment income (loss) and
  capital gains ...............................               3                --                --               --
                                                   ------------        ----------        ----------       ----------
REALIZED AND UNREALIZED GAINS (LOSSES):
 Net realized gains (losses) on
  redemptions of fund shares ..................              --                --                --               --
 Increase (decrease) in unrealized
  appreciation of investments .................               1                --               (1)               --
                                                   ------------        ----------        -------------    ----------
  Net realized and unrealized gains
  (losses) ....................................               1                --               (1)               --
                                                   ------------        ----------        -------------    ----------
  Additions (reductions) from
  operations ..................................               4                --               (1)               --
                                                   ------------        ----------        -------------    ----------
POLICY OWNERS' TRANSACTIONS:
 Net premium payments .........................              46                 9                7                1
 Surrenders ...................................              --                --               --               --
 Transfers between funds and/or fixed
  acct ........................................               1                --               --               --
 Policy loans .................................              --                --               --               --
 Loan collateral interest crediting ...........              --                --               --               --
 Death benefits ...............................              --                --               --               --
 Cost of insurance charges ....................              (7)               (1)              (1)              --
 Monthly Expense Charge .......................              --                --               --               --
                                                   --------------      ------------      ------------     ----------
  Additions (reductions) for policy
  owners' transactions ........................              40                 8                6                1
                                                   --------------      ------------      ------------     ----------
  Net additions (reductions) for the
  year/period .................................              44                 8                5                1
Policy Owners' Equity, beginning of the
 year/period ..................................               8                --                1               --
                                                   --------------      ------------      ------------     ----------
Policy Owners' Equity, end of the
 year/period ..................................    $         52        $        8        $        6       $        1
                                                   ==============      ============      ============     ==========
Units Outstanding, beginning of the
 year/period ..................................         823.667                --             29.810              --
Units Outstanding, end of the year/period .....       4,281.249            823.667           443.781          29.810
Net Asset Value per Unit:                          $  11.844211        $ 10.129526       $ 14.457253     $ 14.264010



                                                     OCC Accumulation Trust             OCC Accumulation Trust
                                                        Equity Portfolio                Global Equity Portfolio
                                                --------------------------------------------------------------------
                                                       1998             1997              1998           1997
                                                ----------------- --------------- ----------------------------------
NET INVESTMENT INCOME (LOSS):
 Reinvested dividend income ...................    $       --       $        --      $         --      $       --
 Reinvested capital gains .....................            --                --                 1              --
 Administrative expenses ......................            --                --                --              --
                                                   ----------       -----------      ------------      ----------
  Net investment income (loss) and
  capital gains ...............................            --                --                 1              --
                                                   ----------       -----------      ------------     -----------
REALIZED AND UNREALIZED GAINS (LOSSES):
 Net realized gains (losses) on
  redemptions of fund shares ..................            --                --                --              --
 Increase (decrease) in unrealized
  appreciation of investments .................             1                --               (1)              --
                                                   ----------       -----------      -------------     -----------
  Net realized and unrealized gains
  (losses) ....................................             1                --               (1)              --
                                                   ----------       -----------      -------------     -----------
  Additions (reductions) from
  operations ..................................             1                --                --              --
                                                   ----------       -----------      -------------     -----------
POLICY OWNERS' TRANSACTIONS:
 Net premium payments .........................             1                 3                29               5
 Surrenders ...................................            --                --                --               --
 Transfers between funds and/or fixed
  acct ........................................            --                --                --               --
 Policy loans .................................            --                --                --               --
 Loan collateral interest crediting ...........            --                --                --               --
 Death benefits ...............................            --                --                --               --
 Cost of insurance charges ....................              (1)             --                (1)              --
 Monthly Expense Charge .......................            --                --                --               --
                                                   ------------     -----------      --------------    -----------
  Additions (reductions) for policy
  owners' transactions ........................            --                 3                28                5
                                                   ------------     -----------      --------------    -----------
  Net additions (reductions) for the
  year/period .................................             1                 3                28                5
Policy Owners' Equity, beginning of the
 year/period ..................................             3                --                 5               --
                                                   ------------     -----------      --------------     ----------
Policy Owners' Equity, end of the
 year/period ..................................    $        4       $         3      $         33      $         5
                                                   ============     ===========      ==============     ===========
Units Outstanding, beginning of the
 year/period ..................................        265.451               --            473.059              --
Units Outstanding, end of the year/period .....        304.805          265.451          3,071.262         473.059
Net Asset Value per Unit:                          $ 12.029100      $ 10.753858      $   10.782965      $ 9.518205



                                                        OCC Accumulation Trust
                                                           Managed Portfolio
                                                ---------------------------------------
                                                        1998                1997
                                                ------------------- -------------------
NET INVESTMENT INCOME (LOSS):
 Reinvested dividend income ...................    $         --        $         --
 Reinvested capital gains .....................               1                  --
 Administrative expenses ......................              --                  --
                                                   ------------        ------------
  Net investment income (loss) and
  capital gains ...............................               1                  --
                                                   ------------        ------------
REALIZED AND UNREALIZED GAINS (LOSSES):
 Net realized gains (losses) on
  redemptions of fund shares ..................               1                  --
 Increase (decrease) in unrealized
  appreciation of investments .................               1                  --
                                                   ------------        ------------
  Net realized and unrealized gains
  (losses) ....................................               2                  --
                                                   ------------        ------------
  Additions (reductions) from
  operations ..................................               3                  --
                                                   ------------        ------------
POLICY OWNERS' TRANSACTIONS:
 Net premium payments .........................              38                  13
 Surrenders ...................................              --                  --
 Transfers between funds and/or fixed
  acct ........................................              --                  --
 Policy loans .................................              --                  --
 Loan collateral interest crediting ...........              --                  --
 Death benefits ...............................              --                  --
 Cost of insurance charges ....................              (6)                 (1)
 Monthly Expense Charge .......................              (1)                 --
                                                   ---------------     --------------
  Additions (reductions) for policy
  owners' transactions ........................              31                  12
                                                   --------------      --------------
  Net additions (reductions) for the
  year/period .................................              34                  12
Policy Owners' Equity, beginning of the
 year/period ..................................              12                  --
                                                   --------------      --------------
Policy Owners' Equity, end of the
 year/period ..................................    $         46        $         12
                                                   ==============      ==============
Units Outstanding, beginning of the
 year/period ..................................       1,233.680                  --
Units Outstanding, end of the year/period .....       4,201.605           1,233.680
Net Asset Value per Unit:                          $  10.900163       $   10.175476

   The accompanying notes are an integral part of the financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT I STATEMENTS OF OPERATIONS AND CHANGES IN POLICY OWNERS' EQUITY, continued
For the year ended December 31, 1998 and the period from August 8, 1997 (date of inception) to December 31, 1997
                                (In Thousands)



                                                       OCC Accumulation Trust                     Putnam VT
                                                         Small Cap Portfolio               Diversified Income Fund
                                                -----------------------------------------------------------------------
                                                        1998               1997              1998             1997
                                                ------------------- ----------------- ------------------- --------------
NET INVESTMENT INCOME (LOSS):
 Reinvested dividend income ...................    $         --       $          --      $         --       $       --
 Reinvested capital gains .....................              --                  --                --               --
 Administrative expenses ......................              --                  --                --               --
                                                   ------------       -------------      ------------       ----------
  Net investment income (loss) and
  capital gains ...............................              --                  --                --               --
                                                   ------------       -------------      ------------       ----------
REALIZED AND UNREALIZED GAINS (LOSSES):
 Net realized gains (losses) on
  redemptions of fund shares ..................              --                  --                --               --
 Increase (decrease) in unrealized
  appreciation of investments .................              (2)                 --                (1)              --
                                                   ---------------    -------------      ---------------    ----------
  Net realized and unrealized gains
  (losses) ....................................              (2)                 --                (1)              --
                                                   ---------------    -------------      ---------------    ----------
  Additions (reductions) from
  operations ..................................              (2)                 --                (1)              --
                                                   ---------------    -------------      ---------------    ----------
POLICY OWNERS' TRANSACTIONS:
 Net premium payments .........................              42                  11                25               --
 Surrenders ...................................              --                  --                --               --
 Transfers between funds and/or fixed
  acct ........................................              --                  --                --               --
 Policy loans .................................              --                  --                --               --
 Loan collateral interest crediting ...........              --                  --                --               --
 Death benefits ...............................              --                  --                --               --
 Cost of insurance charges ....................              (5)                 --                (2)              --
 Monthly Expense Charge .......................              --                  --                --               --
                                                   --------------     -------------      -------------      ----------
  Additions (reductions) for policy
  owners' transactions ........................              37                  11                23               --
                                                   --------------     -------------      -------------      ----------
  Net additions (reductions) for the
  year/period .................................              35                  11                22               --
Policy Owners' Equity, beginning of the
 year/period ..................................              11                  --                --               --
                                                   --------------     -------------      --------------     ----------
Policy Owners' Equity, end of the
 year/period ..................................    $         46       $          11      $         22        $      --
                                                   ==============     =============      ==============      ==========
Units Outstanding, beginning of the
 year/period ..................................    1,063.874                     --            16.242               --
Units Outstanding, end of the year/period .....    4,950.484              1,063.874         1,802.260           16.242
Net Asset Value per Unit:                         $ 9.327299          $   10.252721     $   13.108403      $ 13.290543



                                                             Putnam VT                           Putnam VT
                                                      Growth and Income Fund                    Voyager Fund
                                                -----------------------------------------------------------------------
                                                        1998              1997               1998               1997
                                                ------------------- --------------- -------------------- ---------------
NET INVESTMENT INCOME (LOSS):
 Reinvested dividend income ...................    $         --       $        --      $          --       $        --
 Reinvested capital gains .....................               1                --                  1                --
 Administrative expenses ......................              (1)               --                 --                --
                                                   ---------------    -----------      -------------       -----------
  Net investment income (loss) and
  capital gains ...............................              --                --                  1                --
                                                   --------------     -----------      -------------       -----------
REALIZED AND UNREALIZED GAINS (LOSSES):
 Net realized gains (losses) on
  redemptions of fund shares ..................              (1)               --                (11)               --
 Increase (decrease) in unrealized
  appreciation of investments .................              10                --                 49                --
                                                   --------------     -----------      -------------       -----------
  Net realized and unrealized gains
  (losses) ....................................               9                --                 38                --
                                                   --------------     -----------      -------------        ----------
  Additions (reductions) from
  operations ..................................               9                --                 39                --
                                                   --------------     -----------      -------------       -----------
POLICY OWNERS' TRANSACTIONS:
 Net premium payments .........................             104                 3                256                 9
 Surrenders ...................................              --                --                 --                --
 Transfers between funds and/or fixed
  acct ........................................              52                --                 75                --
 Policy loans .................................              --                --                 --                --
 Loan collateral interest crediting ...........              --                --                 --                --
 Death benefits ...............................              --                --                 --                --
 Cost of insurance charges ....................              (9)               --                (14)               --
 Monthly Expense Charge .......................              (1)               --                 (2)               --
                                                   ---------------    -----------      ----------------     -----------
  Additions (reductions) for policy
  owners' transactions ........................             146                 3                315                 9
                                                   --------------     -----------      ---------------      -----------
  Net additions (reductions) for the
  year/period .................................             155                 3                354                 9
Policy Owners' Equity, beginning of the
 year/period ..................................               3                --                  9                --
                                                   --------------     -----------      ---------------      -----------
Policy Owners' Equity, end of the
 year/period ..................................    $        158       $         3      $         363        $        9
                                                   ==============     ===========      ===============      ===========
Units Outstanding, beginning of the
 year/period ..................................         161.028                --            431.004                 --
Units Outstanding, end of the year/period .....       6,624.776           161.028         14,239.896            431.004
Net Asset Value per Unit:                          $  23.912286      $  20.717931      $   25.445248        $ 20.460670

   The accompanying notes are an integral part of the financial statements.

                 RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK

                       VARIABLE LIFE SEPARATE ACCOUNT I


                         NOTES TO FINANCIAL STATEMENTS


1. ORGANIZATION:

ReliaStar Life Insurance Company of New York Variable Life Separate Account I ("Separate Account I") was established by ReliaStar Life Insurance Company of New York ("ReliaStar Life of New York"), previously ReliaStar Bankers Security Life Insurance Society, in 1986 under the New York insurance laws. Separate Account I operates as a unit investment trust under the Investment Company Act of 1940 and is used to fund certain benefits for variable life insurance policies issued by ReliaStar Life of New York. The assets of Separate Account I and its sub-accounts are the property of ReliaStar Life of New York. The portion of Separate Account I assets applicable to the variable life policies will not be charged with liabilities arising out of any other business ReliaStar Life of New York may conduct. The net assets maintained in the sub-accounts provide the basis for the periodic determination of the amount of increased or decreased benefits under the policies. The net assets may not be less than the amount required under the state insurance law to provide for death benefits (without regard to the minimum death benefit guarantee) and other policy benefits. Additional assets are held in ReliaStar Life of New York's general account to cover the contingency that the guaranteed minimum death benefit might exceed the death benefit which would have been payable in the absence of such guarantee.

Payments received under the polices are allocated to sub-accounts of the account, each of which invested in one of the following funds during the year.



The Alger American Fund            Fidelity's VIP and VIP II           Janus Aspen Series
--------------------------------   ---------------------------------   -------------------------------
Growth Portfolio                   Equity-Income Portfolio             Aggressive Growth Portfolio
MidCap Growth Portfolio            Growth Portfolio                    Growth Portfolio
Small Capitalization Portfolio     High Income Portfolio               International Growth Portfolio
                                   Money Market Portfolio              Worldwide Growth Portfolio
                                   Contrafund Portfolio
                                   Index 500 Portfolio
                                   Investment Grade Bond Portfolio


 Neuberger&Berman Advisers Management Trust    Northstar Galaxy Trust
--------------------------------------------   ------------------------------
Limited Maturity Bond Portfolio                Growth + Value Portfolio
Partners Portfolio                             High Yield Bond Portfolio
                                               Emerging Growth Portfolio
                                               International Value Portfolio
                                               Multi-Sector Bond Portfolio


OCC Accumulation Trust            Putnam Variable Trust
-------------------------------   ----------------------------------
Equity Portfolio                  Putnam VT Diversified Income Fund
Global Equity Portfolio           Putnam VT Growth and Income Fund
Managed Portfolio                 Putnam VT Voyager Fund
Small Capitalization Portfolio

Fred Alger Management, Inc. is the investment adviser for the three portfolios of The Alger American Fund and is paid fees for its services by The Alger American Fund's Portfolios. Fidelity Management & Research Company is the investment adviser for Fidelity's Variable Insurance Products Fund (VIP) and Variable Insurance Products Fund II (VIP II) and is paid for its services by the VIP and VIP II Portfolios. Janus Capital Corporation is the investment adviser of for the four portfolios of Janus Aspen Series and is paid fees for its services by the Janus Aspen Series Portfolios. Neuberger&Berman Management is the investment adviser for the two portfolios of the Advisers Management Trust and is paid fees for its services by the Neuberger&Berman Advisers Management

                 RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
                VARIABLE LIFE SEPARATE ACCOUNT I  -- (Continued)

1. ORGANIZATION: -- (Continued)

Trust Funds. Northstar Investment Management Corporation, an affiliate of ReliaStar Life Insurance Company of New York, is the investment adviser for the five Northstar Galaxy Trust Portfolios and is paid fees for its services by the Galaxy Trust portfolios. OpCap Advisors is the investment adviser for the four portfolios of the OCC Accumulation Trust and is paid fees for its services by the OCC Accumulation Trust Funds.

Putnam Investment Management, Inc. is the investment adviser for Putnam Variable Trust and is paid fees for its services by Putnam Variable Trust. See the related Funds' prospectuses for further information. On August 8, 1997, Sub-Accounts investing in The Alger American Fund, Fidelity VIP and VIP II, Janus Aspen Series, Neuberger&Berman Advisers Management Trust, Northstar Galaxy Trust and OCC Accumulation Trust were made available to ReliaStar Life of New York policies.

On July 29, 1998, Northstar Variable Trust Portfolio's changed its name to Northstar Galaxy Trust Portfolios (GT). Also on July 29, 1998, the Northstar Variable Trust Growth Portfolio changed its name to Northstar Galaxy Trust Growth + Value Portfolio.

On November 9, 1998, Northstar Galaxy Trust Income and Growth Portfolio changed its name to Northstar Galaxy Trust Emerging Growth Portfolio.


2. SIGNIFICANT ACCOUNTING POLICIES:

SECURITIES VALUATION TRANSACTIONS AND RELATED INVESTMENT INCOME: The market value of investments in the sub-accounts is based on the closing net asset values of the fund shares held at the end of the year. Investment transactions are accounted for on the trade date (date the order to purchase or redeem is executed) and dividend income and capital gain distributions are recorded on the exdividend date. Net realized gains and losses on redemptions of shares of the funds are determined on the basis of specific identification of fund share costs.


3. FEDERAL INCOME TAXES:

ReliaStar Life of New York is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the "Code"). Since the Separate Account is not a separate entity from ReliaStar Life of New York, and its operations form a part of ReliaStar Life of New York, it is not taxed separately as a "regulated investment company" under Sub-chapter M of the Code. Under existing Federal income tax law, investment income of the Separate Account, to the extent that it is applied to increase reserves under a contract, is not taxed and may be compounded through reinvestment without additional tax to ReliaStar Life of New York.


4. POLICY CHARGES:

Certain charges are made by ReliaStar Life of New York to policy owners' Variable Accumulation Values in the Account in accordance with the terms of the policies. These charges may include: cost of insurance; a monthly expense charge: death benefit guarantee charge; optional insurance benefit charges based upon the policy terms for optional benefits; and surrender charges and sales charge refunds, as set forth in the policies.

                 RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
                VARIABLE LIFE SEPARATE ACCOUNT I  -- (Continued)

5. INVESTMENTS:

For the year ended December 31, 1998, investment activity in the funds was as follows (in thousands):



                                                              Cost of       Proceeds
                                                             Purchases     From Sales
                                                            -----------   -----------
Investing Fund
THE ALGER AMERICAN FUND:
  Alger American Growth Portfolio .......................      $   48         $  2
  Alger American MidCap Growth Portfolio ................          21            1
  Alger American Small Capitalization Portfolio .........          27            1
FIDELITY'S VIP AND VIP II:
  VIP Equity-Income Portfolio ...........................         236            4
  VIP Growth Portfolio ..................................         100            7
  VIP High Income Portfolio .............................         218          215
  VIP Money Market Portfolio ............................         204          139
  VIP II Contrafund Portfolio ...........................         178            4
  VIP II Index 500 Portfolio ............................         257            9
  VIP II Investment Grade Bond Portfolio ................          20            2
JANUS ASPEN SERIES:
  Aggressive Growth Portfolio ...........................          52            4
  Growth Portfolio ......................................          64            3
  International Growth Portfolio ........................          12            1
  Worldwide Growth Portfolio ............................         166            8
NEUBERGER&BERMAN ADVISERS MANAGEMENT TRUST:
  Limited Maturity Bond Portfolio .......................          20            2
  Partners Portfolio ....................................         253            6
NORTHSTAR GALAXY TRUST:
  Northstar Growth + Value Portfolio ....................          34            4
  Northstar High Yield Bond Portfolio ...................          14            4
  Northstar Emerging Growth Portfolio ...................          13           --
  Northstar International Value Portfolio ...............          45            3
  Northstar Multi-Sector Bond Portfolio .................           7           --
OCC ACCUMULATION TRUST:
  Equity Portfolio ......................................          --           --
  Global Equity Portfolio ...............................          30            1
  Managed Portfolio .....................................          35            3
  Small Cap Portfolio ...................................          39            2
PUTNAM VARIABLE TRUST:
  Putnam VT Diversified Income Fund .....................          25            1
  Putnam VT Growth and Income Fund ......................         154            8
  Putnam VT Voyager Fund ................................         362           47
                                                               ------         ----
  Total .................................................      $2,634         $481
                                                               ======         ====

                 RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK (A Wholly Owned Subsidiary of Security-Connecticut Life Insurance Company)
                             Financial Statements
                For The Years Ended December 31, 1998 and 1997
                                      and
                          Independent Auditors' Report

INDEPENDENT AUDITORS' REPORT



Board of Directors and Shareholder
ReliaStar Life Insurance Company of New York
(A Wholly Owned Subsidiary of Security-Connecticut Life Insurance Company) Woodbury, New York



We have audited the accompanying balance sheets of ReliaStar Life Insurance Company of New York (the Company) as of December 31, 1998 and 1997, and the related statements of income, shareholder's equity, and cash flows for each of the two years in the period ended December 31, 1998. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.


We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of ReliaStar Life Insurance Company of New York as of December 31, 1998 and 1997 and the results of its operations and its cash flows for each of the two years in the period ended December 31, 1998 in conformity with generally accepted accounting principles.


As discussed in Note 2 to the financial statements, effective January 1, 1998, Lincoln Security Life Insurance Company, an affiliate, merged with and into the Company.




DELOITTE & TOUCHE LLP



Minneapolis, Minnesota
February 4, 1999

BALANCE SHEETS
ReliaStar Life Insurance Company of New York
(A Wholly Owned Subsidiary of Security-Connecticut Life Insurance Company)



                                                                                         December 31
                                                                               -------------------------------
(In Millions)                                                                       1998             1997
----------------------------------------------------------------------------   --------------   --------------
ASSETS
Fixed Maturity Securities (Amortized Cost: 1998, $1,503.9; 1997, $1,559.5)      $   1,585.6      $   1,644.5
Equity Securities (Cost: 1998, $5.5; 1997, $2.5)                                        5.7              2.8
Mortgage Loans on Real Estate                                                         288.9            290.4
Real Estate                                                                             2.8              1.6
Policy Loans                                                                           81.6             80.7
Other Invested Assets                                                                   8.0              7.6
Short-Term Investments                                                                 35.9              5.2
----------------------------------------------------------------------------    -----------      -----------
   Total Investments                                                                2,008.5          2,032.8
Cash                                                                                     --              2.5
Accounts and Notes Receivable                                                           7.8             12.2
Reinsurance Receivable                                                                 43.2             47.0
Deferred Policy Acquisition Costs                                                     134.4            124.4
Present Value of Future Profits                                                        68.2             79.1
Property and Equipment, Net                                                             1.7              1.4
Accrued Investment Income                                                              26.4             29.8
Goodwill                                                                               34.6             35.1
Other Assets                                                                            5.3               --
Assets Held in Separate Accounts                                                      529.3            493.1
----------------------------------------------------------------------------    -----------      -----------
   Total Assets                                                                 $   2,859.4      $   2,857.4
============================================================================    ===========      ===========
LIABILITIES
Future Policy and Contract Benefits                                             $   1,736.3      $   1,814.8
Pending Policy Claims                                                                  27.7             34.1
Other Policyholder Funds                                                               17.6             14.5
Income Taxes                                                                           33.4             30.7
Other Liabilities                                                                      56.3             39.8
Liabilities Related to Separate Accounts                                              526.8            490.6
----------------------------------------------------------------------------    -----------      -----------
   Total Liabilities                                                                2,398.1          2,424.5
----------------------------------------------------------------------------    -----------      -----------
SHAREHOLDER'S EQUITY
Common Stock (Shares Issued: 1.4)                                                       2.8              2.8
Additional Paid-In Capital                                                            235.2            235.2
Retained Earnings                                                                     181.2            154.8
Accumulated Other Comprehensive Income                                                 42.1             40.1
----------------------------------------------------------------------------    -----------      -----------
   Total Shareholder's Equity                                                         461.3            432.9
============================================================================    ===========      ===========
   Total Liabilities and Shareholder's Equity                                   $   2,859.4      $   2,857.4
============================================================================    ===========      ===========

The accompanying notes are an integral part of the financial statements.

STATEMENTS OF INCOME
ReliaStar Life Insurance Company of New York
(A Wholly Owned Subsidiary of Security-Connecticut Life Insurance Company)



                                                       Year Ended December 31
                                                      -------------------------
(In Millions)                                             1998          1997
---------------------------------------------------   -----------   -----------
REVENUES
Premiums                                               $   41.7      $   48.1
Net Investment Income                                     157.0         146.0
Realized Investment Gains, Net                              4.9           1.7
Policy and Contract Charges                                95.5          80.1
Other Income                                                3.5           3.6
---------------------------------------------------    --------      --------
   Total                                                  302.6         279.5
---------------------------------------------------    --------      --------
BENEFITS AND EXPENSES
Benefits to Policyholders                                 166.9         161.5
Sales and Operating Expenses                               54.5          49.3
Amortization of Deferred Policy Acquisition Costs
  and Present Value of Future Profits                      37.7          46.7
Dividends and Experience Refunds to Policyholders           2.4           1.0
---------------------------------------------------    --------      --------
   Total                                                  261.5         258.5
---------------------------------------------------    --------      --------
Income Before Income Taxes                                 41.1          21.0
Income Tax Expense                                         14.7           7.8
---------------------------------------------------    --------      --------
   Net Income                                          $   26.4      $   13.2
===================================================    ========      ========

The accompanying notes are an integral part of the financial statements.

STATEMENTS OF SHAREHOLDER'S EQUITY
ReliaStar Life Insurance Company of New York
(A Wholly Owned Subsidiary of Security-Connecticut Life Insurance Company)



                                                        Year Ended December 31
                                          ---------------------------------------------------
                                                    1998                       1997
                                          ------------------------   ------------------------
                                                         Compre-                    Compre-
                                             Total       hensive        Total       hensive
(In Millions)                               Equity        Income       Equity        Income
---------------------------------------   ----------   -----------   ----------   -----------
COMMON STOCK
Beginning and End of Year                 $    2.8                   $    2.8
---------------------------------------   --------                   --------
ADDITIONAL PAID-IN CAPITAL
Beginning of Year                            235.2                      165.4
Acquisition                                     --                       69.8
---------------------------------------   --------                   --------
   End of Year                               235.2                      235.2
---------------------------------------   --------                   --------
RETAINED EARNINGS
Beginning of Year                            154.8                      141.6
Net Income                                    26.4      $   26.4         13.2      $   13.2
---------------------------------------   --------      --------     --------      --------
   End of Year                               181.2                      154.8
---------------------------------------   --------                   --------
ACCUMULATED OTHER COMPREHENSIVE INCOME
Beginning of Year                             40.1                       28.0
Change for the Year                            2.0           2.0         12.1          12.1
---------------------------------------   --------      --------     --------      --------
   End of Year                                42.1                       40.1
---------------------------------------   --------                   --------
Comprehensive Income                                    $   28.4                   $   25.3
=======================================                 ========                   ========
Total Shareholder's Equity                $  461.3                   $  432.9
=======================================   ========                   ========

The accompanying notes are an integral part of the financial statements.

STATEMENTS OF CASH FLOWS
ReliaStar Life Insurance Company of New York
(A Wholly Owned Subsidiary of Security-Connecticut Life Insurance Company)



                                                                        Year Ended December 31
                                                                       -------------------------
(In Millions)                                                              1998          1997
--------------------------------------------------------------------   -----------   -----------
OPERATING ACTIVITIES
Net Income                                                              $   26.4      $   13.2
Adjustments to Reconcile Net Income to Net Cash Provided by
  Operating Activities
   Interest Credited to Insurance Contracts                                 74.1          77.6
   Future Policy Benefits                                                 (115.7)       ( 58.6)
   Capitalization of Policy Acquisition Costs                             ( 29.0)       ( 25.2)
   Amortization of Deferred Policy Acquisition Costs and Present
    Value of Future Profits                                                 37.7          46.7
   Deferred Income Taxes                                                  (  2.3)       (  6.4)
   Net Change in Receivables and Payables                                   25.6           7.0
   Other Assets                                                           (  1.1)          2.8
   Realized Investment Gains, Net                                         (  4.9)       (  1.7)
   Other                                                                  (  5.3)          7.4
--------------------------------------------------------------------    --------      --------
   Net Cash Provided by Operating Activities                                 5.5          62.8
--------------------------------------------------------------------    --------      --------
INVESTING ACTIVITIES
Proceeds from Sales of Fixed Maturity Securities                            71.9          75.1
Proceeds from Maturities or Repayment of Fixed Maturity Securities         173.0         119.8
Cost of Fixed Maturity Securities Acquired                                (182.5)       (161.8)
Sales (Purchases) of Equity Securities, Net                               (  3.0)          5.0
Proceeds of Mortgage Loans Sold, Matured or Repaid                          64.3          54.0
Cost of Mortgage Loans Acquired                                           ( 62.8)       ( 68.9)
Sales (Purchases) of Real Estate, Net                                     (  1.4)           .8
Policy Loans Issued, Net                                                  (   .9)       (  3.4)
Sales of Other Invested Assets, Net                                          2.4            .1
Sales (Purchases) of Short-Term Investments, Net                          ( 30.7)          3.5
Cash Acquired with Acquisition                                                --           4.7
--------------------------------------------------------------------    --------      --------
   Net Cash Provided by Investing Activities                                30.3          28.9
--------------------------------------------------------------------    --------      --------
FINANCING ACTIVITIES
Deposits to Insurance Contracts                                            144.0         135.0
Maturities and Withdrawals from Insurance Contracts                       (182.3)       (219.5)
--------------------------------------------------------------------    --------      --------
  Net Cash Used by Financing Activities                                   ( 38.3)       ( 84.5)
--------------------------------------------------------------------    --------      --------
Increase (Decrease) in Cash                                               (  2.5)          7.2
Cash at Beginning of Year                                                    2.5        (  4.7)
--------------------------------------------------------------------    --------      --------
Cash at End of Year                                                     $     --      $    2.5
====================================================================    ========      ========

The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS
ReliaStar Life Insurance Company of New York
(A Wholly Owned Subsidiary of Security-Connecticut Life Insurance Company)


NOTE 1. CHANGES IN ACCOUNTING PRINCIPLES


Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities
Effective for transactions occurring on or after January 1, 1998, ReliaStar Life Insurance Company of New York (the Company) adopted those provisions of Statement of Financial Accounting Standards (SFAS) No. 125, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities, "which were deferred by SFAS No. 127, "Deferral of the Effective Date of Certain Provisions of FASB Statement No. 125." Effective for transactions occurring on or after January 1, 1997, the Company adopted those provisions of SFAS No. 125 which were not deferred by SFAS No. 127. SFAS No. 125 requires a company to recognize the financial and servicing assets it controls and the liabilities it has incurred and to derecognize financial assets when control has been surrendered in accordance with the criteria provided in SFAS No. 125. The adoption of this standard had no effect on the financial results of the Company.


Reporting Comprehensive Income
Effective January 1, 1998, the Company adopted SFAS No. 130, "Reporting Comprehensive Income." SFAS No. 130 establishes standards for the reporting and display of comprehensive income and its components in a company's full set of financial statements. Comprehensive income encompasses all changes in shareholder's equity from transactions and other events and circumstances from nonowner sources. Adoption of this standard had no effect on the financial results of the Company.


Employers' Disclosures about Pensions and Other Postretirement Benefits Effective December 31, 1998, the Company adopted SFAS No. 132, "Employers' Disclosures about Pensions and Other Postretirement Benefits." SFAS No. 132 requires new disclosures relating to a company's pension and other postretirement benefit plans. Adoption of this standard had no effect on the financial results of the Company.


Accounting for the Costs of Computer Software Developed or Obtained for Internal Use
Effective January 1, 1998, the Company adopted Statement of Position (SOP) No. 98-1, "Accounting for the Costs of Computer Software Developed or Obtained for Internal Use." SOP No. 98-1 provides guidance on accounting for costs associated with computer software developed or obtained for internal use. Adoption of this standard did not have a significant effect on the financial results of the Company.


NOTE 2. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES


Nature of Operations
The Company is principally engaged in the business of providing life insurance and related financial services products. The Company provides and distributes individual life insurance and annuities; employee benefit products and services; life and health reinsurance and retirement plans. The Company operates primarily in the United States and is authorized to conduct business in all 50 states.


Basis of Presentation
The Company is a wholly-owned subsidiary of Security-Connecticut Life Insurance Company which is a wholly-owned subsidiary of ReliaStar Life Insurance Company (ReliaStar Life) whose parent is ReliaStar Financial Corp. (ReliaStar). Effective January 1, 1998, Lincoln Security Life Insurance Company (Lincoln Security), an affiliate, merged with and into the Company pursuant to a statutory merger. This transaction was accounted for in a manner similar to a pooling of interests. The financial statements as of and for the year ended December 31, 1997 have been restated to reflect this merger. Lincoln Security was acquired by ReliaStar effective July 1, 1997. The acquisition was accounted for using the purchase method of accounting, therefore, the financial statements include the accounts of Lincoln Security only since the date of acquisition. Goodwill of approximately $19 million was recorded.

Use of Estimates
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.


During 1998 and 1997, the Company updated certain assumptions affecting deferred policy acquisition costs and present value of future profits for interest sensitive products. The change in assumptions reduced the deferred policy acquisition costs and present value of future profit balances by approximately $3 million and $22 million in 1998 and 1997, respectively.


During December 1998, ReliaStar approved a plan to consolidate its five individual life insurance and annuity service center operations into one new center. This consolidation is expected to be substantially complete by the end of the year 2000 and anticipates the termination of approximately 60 positions at the Company's current service center operation. The transitioning of operations to the new center is scheduled to begin during 1999. Estimated costs recorded by the Company related to this plan of approximately $4.3 million (pre-tax) are primarily related to employee-related termination costs and non-cancellable lease contracts costs associated with vacated facilities.


During 1997, ReliaStar approved a plan to eliminate redundancies and create operational efficiencies through consolidation of certain functions, some of which impacted the Company. The plan was substantially completed by December 31, 1998. The remaining costs accrued by the Company as of December 31, 1998 ($.6 million) are primarily related to remaining unpaid severance benefits and non-cancellable lease contracts costs associated with vacated facilities and are considered adequate for all remaining obligations.


Investments
Fixed maturity securities (bonds and redeemable preferred stocks) are classified as available-for-sale and are carried at fair value.


Equity securities (common stocks and nonredeemable preferred stocks) are carried at fair value.


Mortgage loans on real estate are carried at amortized cost less an impairment allowance for estimated uncollectible amounts.


Real estate acquired through foreclosure is carried at the lower of fair value less estimated costs to sell or cost.


Short-term investments are carried at amortized cost, which approximates fair value.


Unrealized investment gains and losses of equity securities and fixed maturity securities, net of related deferred policy acquisition costs (DAC), present value of future profits (PVFP) and tax effects, are accounted for as a direct increase or decrease to the accumulated other comprehensive income component of shareholder's equity.


Realized investment gains and losses enter into the determination of net income. Realized investment gains and losses on sales of securities are determined on the specific identification method. Write-offs of investments that decline in value below cost on other than a temporary basis and the change in the allowance for mortgage loans and wholly owned real estate are included with realized investment gains and losses in the Statements of Income.


The Company records write-offs or allowances for its investments based upon an evaluation of specific problem investments. The Company periodically reviews all invested assets (including marketable bonds, private placements, mortgage loans and real estate investments) to identify investments where the Company has credit concerns. Investments with credit concerns include those the Company has identified as problem investments, which are issues delinquent in a required payment of principal or interest, issues in bankruptcy or foreclosure and restructured or foreclosed assets. The Company also identifies investments as potential problem investments, which are investments where the Company has serious doubts as to the ability of the borrowers to comply with the present loan repayment terms.

Property and Equipment
Property and equipment are carried at cost, net of accumulated depreciation of $2.9 million and $1.8 million at December 31, 1998 and 1997, respectively. The Company provides for depreciation of property and equipment using straight-line and accelerated methods over the estimated useful lives of the assets. Depreciation expense for the years ending December 31, 1998 and 1997 totaled $.8 million and $.5 million, respectively.


Separate Accounts
The Company operates separate accounts. The assets and liabilities of the separate accounts are primarily related to variable annuity, variable life and 401(k) contracts and represent policyholder directed funds that are separately administered. The assets (principally investments) and liabilities (principally to contractholders) of each account are clearly identifiable and distinguishable from other assets and liabilities of the Company. Assets are carried at fair value. Revenues from these separate account contracts consist primarily of charges for mortality risk and expenses, cost of insurance, contract administration and surrender charges. Revenue for these products is recognized when due.


Premium Revenue and Benefits to Policyholders
Recognition of Traditional Life, Group and Annuity Premium Revenue and Benefits to Policyholders -- Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist principally of term and whole life insurance policies and certain annuities with life contingencies (immediate annuities). Life insurance premiums and immediate annuity premiums are recognized as premium revenue when due. Group insurance premiums are recognized as premium revenue over the time period to which the premiums relate. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contracts. This association is accomplished by means of the provision for liabilities for future policy benefits and the amortization of DAC and PVFP.


Recognition of Universal Life-Type Contract Revenue and Benefits to Policyholders -- Universal life-type policies are insurance contracts with terms that are not fixed and guaranteed. The terms that may be changed could include one or more of the amounts assessed the policyholder, premiums paid by the policyholder or interest accrued to policyholder balances. Amounts received as deposits to such contracts are not reported as premium revenues.


Revenues for universal life-type policies consist of charges assessed against policy account values for deferred policy loading and the cost of insurance and policy administration. Policy benefits and claims that are charged to expense include interest credited to contracts and benefit claims incurred in the period in excess of related policy account balances.


Recognition of Investment Contract Revenue and Benefits to Policyholders -- Contracts that do not subject the Company to risks arising from policyholder mortality or morbidity are referred to as investment contracts. Certain deferred annuities are considered investment contracts. Amounts received as deposits for such contracts are not reported as premium revenues.


Revenues for investment products consist of investment income and charges assessed against contract account values for policy administration. Contract benefits that are charged to expense include benefit claims incurred in the period in excess of related contract balances, and interest credited to contract balances.


Policy Acquisition Costs
Those costs of acquiring new business, which vary with and are primarily related to the production of new business, have been deferred to the extent that such costs are deemed recoverable. Such costs include commissions, certain costs of policy issuance and underwriting and certain variable agency expenses.


Costs deferred related to traditional life insurance products are amortized over the premium paying period of the related policies, in proportion to the ratio of annual premium revenues to total anticipated premium revenues. Such anticipated premium revenues are estimated using the same assumptions used for computing liabilities for future policy benefits.

Costs deferred related to universal life-type policies and investment contracts are amortized over the lives of the policies, in relation to the present value of estimated gross profits from mortality, investment, surrender and expense margins.


Present Value of Future Profits
The present value of future profits reflects the estimated fair value of acquired insurance business in force and represents the portion of the acquisition cost that was allocated to the value of future cash flows from insurance contracts existing at the date of acquisition. Such value is the present value of the actuarially determined projected net cash flows from the acquired insurance contracts. An analysis of the PVFP asset account is presented below:



                                                         Year Ended December 31
                                                         -----------------------
(In Millions)                                               1998         1997
------------------------------------------------------   ----------   ----------
Balance, Beginning of Year                                $  79.1      $  53.3
Acquisition                                                    .8         48.4
Imputed Interest                                              5.9          5.0
Amortization                                                (21.3)       (19.3)
Impact of Net Unrealized Investment Gains and Losses          3.7        ( 8.3)
------------------------------------------------------    -------      -------
Balance, End of Year                                      $  68.2      $  79.1
======================================================    =======      =======

Based on current conditions and assumptions as to future events on acquired policies in force, the Company expects that the net amortization of the December 31, 1998 PVFP balance will be between 6% and 11% in each of the years 1999 through 2003. The interest rates used to determine the amount of imputed interest on the unamortized PVFP balance ranged from 5% to 8%.


Goodwill
Goodwill is the excess of the amount paid to acquire a company over the fair value of the net assets acquired and is amortized on a straight-line basis over 40 years. The carrying value of goodwill is monitored for indicators of impairment of value. No events or circumstances were identified which warrant consideration of impairment or a revised estimate of useful lives.


Future Policy and Contract Benefits
Liabilities for future policy benefits for traditional life insurance contracts are calculated using the net level premium method and assumptions as to investment yields, mortality, withdrawals and dividends. The assumptions are based on projections of past experience and include provisions for possible unfavorable deviation. These assumptions are made at the time the contract is issued or, for purchased contracts, at the date of acquisition.


Liabilities for future policy and contract benefits on universal life-type and investment contracts are based on the policy account balance.


The liabilities for future policy and contract benefits for group disabled life reserves and long-term disability reserves are based upon interest rate assumptions and morbidity and termination rates from published tables, modified for Company experience.


Income Taxes
The provision for income taxes includes amounts currently payable and deferred income taxes resulting from the cumulative temporary differences in the assets and liabilities determined on a tax return and financial statement basis.


The Company files a consolidated tax return with certain of its affiliates. The method by which the total consolidated federal income tax for each entity is allocated to each of the companies is subject to a written agreement approved by the Company's Board of Directors. Allocation is based upon a separate return calculation such that each company in the consolidated return pays the same tax or receives the same refunds it would have paid or received had it consistently filed separate federal income tax returns. Intercompany tax balances are settled within a reasonable time after filing of the consolidated federal income tax returns with the Internal Revenue Service.

Interest Rate Swap Agreements
Interest rate swap agreements are used as hedges for asset/liability management of adjustable rate and short-term invested assets. The Company does not enter into any interest rate swap agreements for trading purposes. The interest rate swap transactions involve the exchange of fixed and floating rate interest payments without the exchange of underlying principal amounts and do not contain other optional provisions. The Company utilizes the settlement method of accounting for its interest rate swap agreements whereby the difference between amounts paid and amounts received or accrued on interest rate swap agreements is reflected in net investment income.


The characteristics (notional amount, maturity and payment dates) of the interest rate swap agreements are similar to the characteristics of the designated hedged assets. Interest rate swaps are carried at fair value, and changes in fair value are recorded as a direct increase or decrease in the accumulated other comprehensive income component of shareholder's equity. In the event an interest rate swap agreement would cease to qualify for hedge accounting, changes in fair value of the affected swap would be recorded as income or expense. There were no terminations of interest rate swap agreements during 1998 or 1997.


NOTE 3. INVESTMENTS


Investment income summarized by type of investment was as follows:



                                    Year Ended December 31
                                  ---------------------------
(In Millions)                         1998           1997
-------------------------------   ------------   ------------
Fixed Maturity Securities          $   126.7      $   116.8
Equity Securities                         .1             .2
Mortgage Loans on Real Estate           23.7           24.8
Real Estate                               .3             .4
Policy Loans                             6.1            5.3
Other Invested Assets                     .9             .4
Short-Term Investments                   2.1            1.7
-------------------------------    ---------      ---------
 Gross Investment Income               159.9          149.6
Investment Expenses                     (2.9)          (3.6)
-------------------------------    ---------      ---------
Net Investment Income              $   157.0      $   146.0
===============================    =========      =========

Net pretax realized investment gains (losses) were as follows:



                                      Year Ended December 31
                                      -----------------------
(In Millions)                            1998         1997
-----------------------------------   ----------   ----------
Net Gains (Losses) on Sales
 Fixed Maturity Securities
   Gross Gains                         $   3.9      $   1.3
   Gross Losses                           (1.1)        (1.2)
 Equity Securities                          --          1.0
 Other                                     2.7           .7
-----------------------------------    -------      -------
                                           5.5          1.8
-----------------------------------    -------      -------
Provisions for Losses
 Fixed Maturity Securities                 (.4)         (.1)
 Foreclosed Real Estate                    (.2)          --
-----------------------------------    -------      -------
                                           (.6)         (.1)
-----------------------------------    -------      -------
 Pretax Realized Investment Gains      $   4.9      $   1.7
===================================    =======      =======

The amortized cost and fair value of investments in fixed maturity securities by type of investment were as follows:



                                                                         December 31, 1998
                                                      -------------------------------------------------------
                                                                         Gross Unrealized
                                                        Amortized     -----------------------        Fair
(In Millions)                                              Cost          Gains      (Losses)        Value
---------------------------------------------------   -------------   ----------   ----------   -------------
United States Government and Government
  Agencies and Authorities                             $     24.4      $   2.2           --      $     26.6
States, Municipalities and Political Subdivisions             7.4           .3           --             7.7
Foreign Governments                                          17.1          1.9           --            19.0
Public Utilities                                            105.7         11.0           --           116.7
Corporate Securities                                      1,016.4         59.7     $   (7.0)        1,069.1
Mortgage-Backed/Structured Finance                          331.7         14.5          (.7)          345.5
Redeemable Preferred Stock                                    1.2           --          (.2)            1.0
---------------------------------------------------    ----------      -------     --------      ----------
  Total                                                $  1,503.9      $  89.6     $   (7.9)     $  1,585.6
===================================================    ==========      =======     ========      ==========


                                                                         December 31, 1997
                                                      -------------------------------------------------------
                                                                         Gross Unrealized
                                                        Amortized     -----------------------        Fair
(In Millions)                                              Cost          Gains      (Losses)        Value
---------------------------------------------------   -------------   ----------   ----------   -------------
United States Government and Government
  Agencies and Authorities                             $     27.9      $   2.0           --      $     29.9
States, Municipalities and Political Subdivisions            10.9           .7           --            11.6
Foreign Governments                                          17.1          1.5           --            18.6
Public Utilities                                            159.4         12.3     $    (.2)          171.5
Corporate Securities                                        996.2         54.8         (1.1)        1,049.9
Mortgage-Backed/Structured Finance                          347.8         15.9          (.9)          362.8
Redeemable Preferred Stock                                     .2           --           --              .2
---------------------------------------------------    ----------      -------     --------      ----------
  Total                                                $  1,559.5      $  87.2     $   (2.2)     $  1,644.5
===================================================    ==========      =======     ========      ==========

The amortized cost and fair value of fixed maturity securities by contractual maturity are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.



                                             December 31, 1998               December 31, 1997
                                       -----------------------------   -----------------------------
                                         Amortized          Fair         Amortized          Fair
(In Millions)                               Cost           Value            Cost           Value
------------------------------------   -------------   -------------   -------------   -------------
Maturing in:
  One Year or Less                      $     75.6      $     76.2      $     32.6      $     32.8
  One to Five Years                          576.4           604.3           595.9           622.3
  Five to Ten Years                          370.9           399.5           420.5           452.5
  Ten Years or Later                         149.3           160.1           162.7           174.1
Mortgage-Backed/Structured Finance           331.7           345.5           347.8           362.8
------------------------------------    ----------      ----------      ----------      ----------
  Total                                 $  1,503.9      $  1,585.6      $  1,559.5      $  1,644.5
====================================    ==========      ==========      ==========      ==========

The fair values for actively traded marketable bonds are determined based upon the quoted market prices. The fair values for marketable bonds without an active market are obtained through several commercial pricing services which provide the estimated fair values. Fair values of privately placed bonds which are not considered problems are determined using a matrix-based pricing model. The model considers the current level of risk-free interest rates, current corporate spreads, the credit quality of the issuer and cash flow characteristics of the security. Using this data, the model generates estimated market values which the Company considers reflective of the fair value of each privately placed bond. Fair values for privately placed bonds which are considered problems are determined through consideration of factors such as the net worth of borrower, the value of collateral, the capital structure of the borrower, the presence of guarantees and the Company's evaluation of the borrower's ability to compete in their relevant market.

At December 31, 1998, the largest industry concentration in the private placement portfolio was financial services, where 17.8% of the portfolio was invested, and the largest industry concentration in the marketable bond portfolio was mortgage-backed/structured finance where 23.7% of the portfolio was invested. At December 31, 1998, the largest geographic concentration of commercial mortgage loans was in the Midwest region of the United States, where approximately 37.1% of the commercial mortgage loan portfolio was invested.


At December 31, 1998 and 1997, gross unrealized appreciation of equity securities was $.4 million and $.4 million, respectively, and gross unrealized depreciation was $.2 million and $.1 million, respectively.


Invested assets which were nonincome producing (no income received for the 12 months preceding the balance sheet date) were as follows:



                                       December 31
                                  ---------------------
(In Millions)                        1998        1997
-------------------------------   ---------   ---------
Fixed Maturity Securities          $   .1          --
Mortgage Loans on Real Estate          .1      $   .1
Real Estate                            .7         3.2
-------------------------------    ------      ------
  Total                            $   .9      $  3.3
===============================    ======      ======

Allowances for losses on investments are reflected on the Balance Sheets as a reduction of the related assets and were as follows:



                                December 31
                           ---------------------
(In Millions)                 1998        1997
------------------------   ---------   ---------
Mortgage Loans              $  1.2      $  1.2
Foreclosed Real Estate         1.1          .9
========================    ======      ======

At December 31, 1998 and 1997, the total investment in impaired mortgage loans (before allowances for credit losses), the related allowance for credit losses and the average investment related to impaired mortgage loans were as follows:



                                       December 31
                                  ---------------------
(In Millions)                        1998        1997
-------------------------------   ---------   ---------
Impaired Mortgage Loans
  Total Investment                 $  2.0      $  2.1
  Allowance for Credit Losses         1.2         1.2
  Average Investment                  1.0         1.0
===============================    ======      ======

There were no increases or decreases in the allowance for credit losses during 1998 and 1997. Interest income recognized on impaired mortgage loans during 1998 and 1997 was $.2 million and $.2 million, respectively. The Company does not accrue interest income on impaired mortgage loans when the likelihood of collection is doubtful. Cash receipts for interest payments are recognized as income in the period received.


Noncash investing activities consisted of $.8 million of real estate assets acquired through foreclosure during the year ended December 31, 1997.


The components of net unrealized investment gains included in the accumulated other comprehensive income of shareholder's equity are shown below:



                                       December 31
                                -------------------------
(In Millions)                       1998          1997
-----------------------------   -----------   -----------
Unrealized Investment Gains      $   84.5      $   88.4
DAC/PVFP Adjustment                 (19.7)        (26.7)
Deferred Income Taxes               (22.7)        (21.6)
-----------------------------    --------      --------
  Total                          $   42.1      $   40.1
=============================    ========      ========

The change in net unrealized investment gains and losses included in the change in accumulated other comprehensive income consisted of the following:



                                                                            December 31
                                                                       ----------------------
(In Millions)                                                             1998        1997
--------------------------------------------------------------------   ---------   ----------
Unrealized Investment Gains (Losses) Arising During The Period (1)      $  (.6)     $  18.1
Reclassification Adjustments (2)                                          (1.9)         (.7)
Change in DAC/PVFP Adjustment (3)                                          4.5         (5.3)
--------------------------------------------------------------------    ------      -------
 Total                                                                  $  2.0      $  12.1
====================================================================    ======      =======

(1) Net of income tax expense (benefit) totaling $.4 million and $(9.8) million for 1998 and 1997, respectively.
(2) Net of income tax expense (benefit) totaling $1.0 million and $.4 million for 1998 and 1997, respectively.
(3) Net of income tax expense (benefit) totaling $(2.5) million and $2.8 million for 1998 and 1997, respectively.


NOTE 4. INCOME TAXES


The income tax liability as reflected on the Balance Sheets consisted of the following:



                               December 31
                          ---------------------
(In Millions)                1998        1997
-----------------------   ---------   ---------
Current Income Taxes      $   3.9     $   (.3)
Deferred Income Taxes        29.5        31.0
-----------------------   -------     -------
 Total                    $  33.4     $  30.7
=======================   =======     =======

The provision for income taxes reflected on the Statements of Income consisted of the following:



                      Year Ended December 31
                      -----------------------
(In Millions)            1998         1997
-------------------   ----------   ----------
Currently Payable      $  17.0      $  14.2
Deferred                  (2.3)        (6.4)
-------------------    -------      -------
 Total                 $  14.7      $   7.8
===================    =======      =======

The Internal Revenue Service has completed its review of the Company's tax return for all years through 1995.


Deferred income taxes reflect the impact for financial statement reporting purposes of "temporary differences" between the financial statement carrying amounts and tax bases of assets and liabilities. The "temporary differences" that give rise to the net deferred tax liability relate to the following:



                                                December 31
                                         -------------------------
(In Millions)                                1998          1997
--------------------------------------   -----------   -----------
Future Policy and Contract Benefits        $ (43.8)     $  (46.7)
Investment Write-Offs and Allowances           (.9)         (2.5)
Other                                         (6.0)          (.8)
--------------------------------------     -------      --------
Gross Deferred Tax Asset                     (50.7)        (50.0)
--------------------------------------     -------      --------
Deferred Policy Acquisition Costs             24.0          27.4
Present Value of Future Profits               30.2          31.0
Net Unrealized Investment Gains               16.2          13.8
Other                                          9.8           8.8
--------------------------------------     -------      --------
Gross Deferred Tax Liability                  80.2          81.0
--------------------------------------     -------      --------
  Net Deferred Tax Liability               $  29.5      $   31.0
======================================     =======      ========

Federal income tax regulations allowed certain special deductions for 1983 and prior years which are accumulated in a memorandum tax account designated as "policyholders' surplus." Generally, this policyholders' surplus account will become subject to tax at the then current rates only if the accumulated balance exceeds certain maximum limitations or if certain cash distributions are deemed to be paid out of the account. At December 31, 1998, the Company had accumulated approximately $11.3 million in its separate policyholders' surplus accounts. Deferred taxes have not been provided on this temporary difference.

The difference between the U.S. federal income tax rate and the consolidated tax provision rate is summarized as follows:



                        Year Ended December 31
                        -----------------------
                           1998         1997
                        ----------   ----------
Statutory Tax Rate          35.0%        35.0%
Other                         .8          2.1
---------------------       ----         ----
 Effective Tax Rate         35.8%        37.1%
=====================       ====         ====

Cash paid for federal income taxes was $12.8 million and $14.9 million for the years ended December 31, 1998 and 1997, respectively.


NOTE 5. EMPLOYEE BENEFIT PLANS


Pension and Other Postretirement Benefits
The Company participates in funded and unfunded noncontributory defined benefit retirement plans sponsored by ReliaStar Life covering substantially all employees which provide benefits to employees upon retirement (Pension Plans). Effective December 31, 1998, the qualified defined benefit retirement plan was amended to suspend the accrual of additional benefits for future services. Employees will retain all of their accrued benefits as of December 31, 1998, which will be paid monthly at retirement according to the provisions of the plan. Employees meeting certain age and service requirements will receive certain transition benefits until retirement. A curtailment gain was recorded in 1998 to reflect the impact of this plan amendment and employee reductions resulting from the transfer of certain accident and health administrative operations of ReliaStar Life to a third party.


The Company provides certain health care and life insurance benefits to retired employees and their eligible dependents through a plan sponsored by ReliaStar Life (Other Plans). The postretirement health care plan is contributory, with retiree contribution levels adjusted annually; the life insurance plan provides a flat amount of noncontributory coverage and optional contributory coverage.


Net periodic expense or benefit for ReliaStar and its subsidiaries for the pension and other plans included the following components:



                                       Year Ended December 31
                                       -----------------------
(In Millions)                             1998         1997
------------------------------------   ----------   ----------
Pension Plans
Service Cost                            $   3.2      $   4.9
Interest Cost                              16.7         15.2
Expected Return on Plan Assets            (20.9)       (17.0)
Amortization of Prior Service Cost           .8          1.1
Amortization of Transition Asset            (.1)         (.3)
Curtailment Gain                           (3.7)          --
Actuarial Loss                              1.6          1.8
------------------------------------    -------      -------
 Net Expense (Benefit)                 $   (2.4)     $   5.7
====================================   ========      =======


                                       Year Ended December 31
                                       -----------------------
(In Millions)                              1998         1997
------------------------------------   -----------   ---------
Other Plans
Service Cost                             $    .5      $   .4
Interest Cost                                 .7          .7
Amortization of Prior Service Cost          (1.5)       (1.6)
Curtailment Gain                            (1.7)         --
Actuarial Gain                               (.1)        (.1)
------------------------------------     -------      ------
 Net Expense (Benefit)                  $   (2.1)    $   (.6)
====================================    ========     =======

The funded status of the plans and net amounts recognized in ReliaStar's Consolidated Balance Sheets were as follows:



                                                         Pension Plans               Other Plans
                                                   -------------------------   ------------------------
December 31 (In Millions)                              1998          1997         1998          1997
------------------------------------------------   -----------   -----------   ----------   -----------
Benefit Obligation at Beginning of Year             $  237.1      $  195.8      $  10.9       $   9.8
Service Cost                                             3.2           4.9           .5            .4
Interest Cost                                           16.7          15.2           .7            .7
Actuarial (Gain) Loss                                   14.9          25.6          (.2)           .3
SCC Acquisition                                           --           8.6           --            .6
Benefits Paid                                          (15.4)        (13.0)         (.4)          (.9)
Plan Amendments                                          2.0            --           --            --
Termination Cost                                         1.0            --           --            --
Curtailment                                            (20.8)           --          (.7)           --
------------------------------------------------    --------      --------      -------       -------
Benefit Obligation at End of Year                      238.7         237.1         10.8          10.9
------------------------------------------------    --------      --------      -------       -------
Fair Value of Plan Assets at Beginning of Year         229.1         184.9           --            --
Actual Return on Plan Assets                            36.6          45.2           --            --
SCC Acquisition                                           --           9.2           --            --
Employer Contributions                                   1.4           2.8           .4            .4
Participant Contributions                                 --            --           .5            .5
Benefits Paid                                          (15.4)        (13.0)         (.9)          (.9)
------------------------------------------------    --------      --------      -------       -------
Fair Value of Plan Assets at End of Year               251.7         229.1           --            --
------------------------------------------------    --------      --------      -------       -------
Funded Status                                           13.0          (8.0)       (10.8)        (10.9)
Unrecognized Net (Gain) Loss                            (2.2)         10.3         91.8)         (1.7)
Unrecognized Prior Service Cost                          3.6           8.5         (4.7)         (7.2)
Unrecognized Transition Asset                             --          (9.1)          --            --
------------------------------------------------    --------      --------      -------       -------
Net Asset (Liability) Recognized                    $   14.4      $   10.7      $ (17.3)      $ (19.8)
================================================    ========      ========      =======       =======

Amounts recognized in ReliaStar's Consolidated Balance Sheets were as follows:



                                           Pension Plans                Other Plans
                                     -------------------------   -------------------------
December 31 (In Millions)                1998          1997          1998          1997
----------------------------------   -----------   -----------   -----------   -----------
Prepaid Benefit Cost                  $   28.2      $   22.5            --            --
Accrued Benefit Liability                (19.1)        (15.7)      $ (17.3)      $ (19.8)
Intangible Asset                           5.3           3.9            --            --
----------------------------------    --------      --------       -------       -------
Net Asset (Liability) Recognized      $   14.4      $   10.7       $ (17.3)      $ (19.8)
==================================    ========      ========       =======       =======

The aggregate projected benefit obligation and aggregate accumulated benefit obligation for the unfunded pension plans were $19.4 million and $19.1 million, respectively, as of December 31, 1998; and $17.2 million and $15.7 million, respectively, as of December 31, 1997. As of December 31, 1998 and 1997, pension plan assets included 1,232,982 shares of ReliaStar common stock with a fair value of $56.9 million and $50.8 million, respectively. The benefit obligations for the pension and other postretirement plans were determined using assumed discount rates of 7.0% and 7.25% as of January 1, 1999 and 1998, respectively. A weighted-average long-term rate of compensation increase of 4.5% was used for the pension benefit obligation. The assumed long-term rate of return on pension plan assets was 10.5% in 1998 and 10.0% in 1997. The assumed health care cost trend rate for 1999 and thereafter used in measuring the postretirement health care benefit obligation was 5.0%. The assumed health care cost trend rate has an effect on the amounts reported. For example, a one-percentage-point increase in the rate would increase the 1998 total service and interest cost by $.1 million and the postretirement health care benefit obligation by $.4 million. A one-percentage-point decrease in the rate would decrease the 1998 total service and interest cost by $.1 million and the postretirement health care benefit obligation by $.4 million.

The above amounts are for ReliaStar and its subsidiaries as the Company's portion is not determinable. The net periodic pension benefit allocated to the Company for all plans was $.3 million for the year ended December 31, 1998. The amount allocated to the Company for the year ended December 31, 1997 was immaterial.


Success Sharing Plan and ESOP
The Success Sharing Plan and ESOP (Success Sharing Plan) was designed to increase employee ownership and reward employees when certain Company performance objectives are met. Essentially all employees are eligible to participate in the Success Sharing Plan. The Success Sharing Plan has both qualified and nonqualified components. The nonqualified component is equal to 25% of the annual award and is paid in cash to employees. The qualified component is equal to 75% of the annual award which is contributed to the ESOP portion of the Success Sharing Plan. Costs charged to expense for the Success Sharing Plan were $.5 million, and $.5 million in 1998 and 1997 respectively.


Stock Based Compensation
Officers and key employees of the Company participate in stock-based compensation plans of ReliaStar. ReliaStar applies Accounting Principles Board Opinion No. 25, "Accounting for Stock Issued to Employees,"and related interpretations in accounting for its stock-based compensation plans. Accordingly, the Company has recorded no compensation expense for their stock-based compensation plans other than for restricted stock and performance-based awards.


NOTE 6. RELATED PARTY TRANSACTIONS


The Company and its affiliates have entered into agreements whereby affiliates and the Company provide certain management, administrative, legal, and other services for each other. The net amounts billed to the Company were $20.5 million and $26.3 million in 1998 and 1997, respectively. The net costs allocated to the Company under these agreements may not be indicative of costs the Company might incur if these services were not provided by the Company's affiliates.


ReliaStar Life and Security-Connecticut reinsure certain life policies written by the Company. Premiums ceded under these agreements were $15.6 million and $8.9 million for the years ended December 31, 1998 and 1997, respectively, and the net amount recoverable by the Company under these agreements were $10.5 million and $14.9 million as of December 31, 1998 and 1997, respectively.


NOTE 7. SHAREHOLDER'S EQUITY


Dividend Restrictions
The ability of the Company to pay cash dividends to its parent is restricted by law or subject to approval of the insurance regulatory authorities of the state of New York. These authorities recognize only statutory accounting practices for the ability of an insurer to pay dividends to its shareholders.


Under New York insurance law regulating the payment of dividends by the Company, any such payment must be paid solely from the earned surplus of the Company and advance notice thereof must be provided to the Superintendent of the New York Department of Insurance (the Superintendent). Earned surplus means the earned surplus as determined in accordance with statutory accounting practices (unassigned funds), less the amount of such earned surplus which is attributable to unrealized capital gains. Further, without approval of the Superintendent, the Company may not pay in any calendar year any dividend which, when combined with other dividends paid within the preceding 12 months, exceeds the lesser of
(i) 10% of the Company's statutory surplus at the prior year end or (ii) 100% of the Company's statutory net investment income for the prior calendar year.


Statutory Surplus and Net Income
Net income of the Company as determined in accordance with statutory accounting practices, was $19.6 million and $20.4 million for 1998 and 1997, respectively. The Company's statutory capital and surplus was $202.4 million and $186.8 million at December 31, 1998 and 1997, respectively.

NOTE 8. REINSURANCE


The Company is a member of reinsurance associations established for the purpose of ceding the excess of life insurance over retention limits. Reinsurance contracts do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company; consequently, allowances are established for amounts deemed uncollectible. The amount of the allowance for uncollectible reinsurance receivables was immaterial at December 31, 1998 and 1997. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies. At December 31, 1998, approximately 63% of the Company's reinsurance ceded, based on in force, was ceded with one reinsurer. The Company's retention limit is $300,000 per life for individual coverage. For group coverage and reinsurance assumed, the retention is $300,000 per life with per occurrence limitations, subject to certain maximums. As of December 31, 1998, $3.6 billion of life insurance in force was ceded to other companies. The Company has assumed $2.8 billion of life insurance in force as of December 31, 1998.


The effect of reinsurance on premiums and recoveries is as follows:



                             Year Ended December 31
                            -------------------------
(In Millions)                   1998          1997
-------------------------   -----------   -----------
Direct Premiums              $   76.7      $   70.9
Reinsurance Assumed               2.5            --
Reinsurance Ceded              ( 37.5)       ( 22.8)
-------------------------    --------      --------
 Net Premiums                $   41.7      $   48.1
-------------------------    --------      --------
 Reinsurance Recoveries      $   18.6      $    5.5
=========================    ========      ========

NOTE 9. LIABILITY FOR UNPAID ACCIDENT AND HEALTH CLAIMS AND CLAIM ADJUSTMENT EXPENSES


The change in the liability for unpaid accident and health claims and claim adjustment expenses is summarized as follows:



(In Millions)                        1998         1997
-------------------------------   ----------   ----------
Balance at January 1               $   9.3      $   9.5
Less Reinsurance Recoverables          3.1          2.1
-------------------------------    -------      -------
Net Balance at January 1               6.2          7.4
Incurred Related to:
 Current Year                           .9          1.7
 Prior Year                             .8        (  .9)
-------------------------------    -------      -------
Total Incurred                         1.7           .8
Paid Related to:
 Current Year                           .4           .8
 Prior Year                            3.0          1.2
-------------------------------    -------      -------
Total Paid                             3.4          2.0
Net Balance at December 31             4.5          6.2
Plus Reinsurance Recoverables          9.1          3.1
-------------------------------    -------      -------
 Balance at December 31            $  13.6      $   9.3
===============================    =======      =======

The liability for unpaid accident and health claims and claim adjustment expenses is included in Future Policy and Contract Benefits on the Balance Sheets.

NOTE 10. COMMITMENTS AND CONTINGENCIES


Litigation
The Company is a defendant in a number of lawsuits arising out of the normal course of the business of the Company, some of which include claims for punitive damages. In the opinion of management, the ultimate resolution of such litigation will not result in any material adverse impact to the financial position of the Company.


Financial Instruments
The Company is a party to financial instruments with on and off-balance-sheet risk in the normal course of business to reduce its exposure to fluctuations in interest rates. These financial instruments include commitments to extend credit and interest rate swaps. Those instruments involve, to varying degrees, elements of credit, interest rate or liquidity risk in excess of the amount recognized in the Balance Sheets.


The Company's exposure to credit loss in the event of nonperformance by the other party to the financial instrument for commitments to extend credit is represented by the contractual amount of those instruments. The Company uses the same credit policies in making commitments and conditional obligations as it does for on-balance-sheet instruments. For interest rate swap transactions, the contract or notional amounts do not represent exposure to credit loss. For swaps, the Company's exposure to credit loss is limited to those swaps where the Company has an unrealized gain.


Unless otherwise noted, the Company does not require collateral or other security to support financial instruments with credit risk.



                                                                         December 31
                                                                   -----------------------
(In Millions)                                                          1998         1997
----------------------------------------------------------------   -----------   ---------
CONTRACT OR NOTIONAL AMOUNT
Financial Instruments Whose Contract Amounts Represent
  Credit Risk
  Commitments to Extend Credit                                      $   16.2      $   .5
Financial Instruments Whose Notional or Contract Amounts Exceed
  the Amount of Credit Risk
  Interest Rate Swap Agreements                                         62.0       112.0
================================================================    ========      ======

Commitments to Extend Credit -- Commitments to extend credit are legally binding agreements to lend to a customer. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a fee. They generally may be terminated by the Company in the event of deterioration in the financial condition of the borrower. Since some of the commitments are expected to expire without being drawn upon, the total commitment amounts do not necessarily represent future liquidity requirements. The Company evaluates each customer's creditworthiness on a case-by-case basis.


Interest Rate Swap Agreements -- The Company enters into interest rate swap agreements to manage interest rate exposure. The primary reason for the interest rate swap agreements is to extend the duration of adjustable rate investments. Interest rate swap transactions generally involve the exchange of fixed and floating rate interest payment obligations without the exchange of the underlying principal amounts. Changes in market interest rates impact income from adjustable rate investments and have an opposite (and approximately offsetting) effect on the reported income from the swap portfolio. The risks under interest rate swap agreements are generally similar to those of futures contracts. Notional principal amounts are often used to express the volume of these transactions but do not represent the much smaller amounts potentially subject to credit risk. The amount subject to credit risk is approximately equal to the unrealized gain on the agreements which was $1.1 million as of December 31, 1998.


Leases
The Company has operating leases for office space and certain computer processing and other equipment. Rental expense for these items was $1.8 million and $1.7 million for 1998 and 1997, respectively.

Future minimum aggregate rental commitments at December 31, 1998 for operating leases were as follows:



(In Millions)
---------------
1999 -- $1.9                     2002 -- $1.2
2000 -- $1.9                      2003 -- $.7
2001 -- $1.8      2004 and thereafter -- $1.3
===============   ============================

NOTE 11. FAIR VALUE OF FINANCIAL INSTRUMENTS


The following disclosures are made in accordance with the requirements of SFAS No. 107, "Disclosures about Fair Value of Financial Instruments." SFAS No. 107 requires disclosure of fair value information about financial instruments, whether or not recognized in the balance sheet, for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates, in many cases, could not be realized in immediate settlement of the instrument.


SFAS No. 107 excludes certain financial instruments and all nonfinancial instruments from its disclosure requirements. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.


The fair value estimates presented herein are based on pertinent information available to management as of December 31, 1998 and 1997. Although management is not aware of any factors that would significantly affect the estimated fair value amounts, such amounts have not been comprehensively revalued for purposes of these financial statements since that date; therefore, current estimates of fair value may differ significantly from the amounts presented herein.


The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:


Fixed Maturity Securities -- The estimated fair value disclosures for debt securities satisfy the fair value disclosure requirements of SFAS No. 107 (see
Note 3).


Equity Securities -- Fair value equals carrying value as these securities are carried at quoted market value.


Mortgage Loans on Real Estate -- The fair values for mortgage loans on real estate are estimated using discounted cash flow analyses and rates currently being offered in the marketplace for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations.


Cash, Short-Term Investments and Policy Loans -- The carrying amounts for these assets approximate the assets' fair values.


Other Financial Instruments Reported as Assets -- The carrying amounts for these financial instruments (primarily premiums and other accounts receivable and accrued investment income) approximate those assets' fair values.


Investment Contract Liabilities -- The fair value for deferred annuities was estimated to be the amount payable on demand at the reporting date, as those investment contracts have no defined maturity and are similar to a deposit liability. The amount payable at the reporting date was calculated as the account balance less applicable surrender charges.


The fair values for supplementary contracts without life contingencies and immediate annuities were estimated using discounted cash flow analyses. The discount rate was based upon treasury rates plus a pricing margin.


The carrying amounts reported for other investment contracts, which includes retirement plan deposits, approximate those liabilities' fair value.

Claim and Other Deposit Funds -- The carrying amounts for claim and other deposit funds approximate the liabilities' fair value.


Other Financial Instruments Reported as Liabilities -- The carrying amounts for other financial instruments (primarily normal payables of a short-term nature) approximate those liabilities' fair values. The carrying amounts and estimated fair values of the Company's financial instruments as of December 31, 1998 and 1997 are as follows:


The carrying amounts and estimated fair values of the Company's financial instruments as of December 31, 1998 and 1997 are as follows:



                                                                     1998                            1997
                                                         -----------------------------   -----------------------------
                                                            Carrying          Fair          Carrying          Fair
(In Millions)                                                Amount          Value           Amount          Value
------------------------------------------------------   -------------   -------------   -------------   -------------
FINANCIAL INSTRUMENTS RECORDED AS ASSETS
 Fixed Maturity Securities                                $  1,585.6      $  1,585.6      $  1,644.5      $  1,644.5
 Equity Securities                                               5.7             5.7             2.8             2.8
 Mortgage Loans on Real Estate
   Commercial                                                  247.1           262.8           226.8           238.3
   Residential and Other                                        41.8            42.8            63.6            64.9
 Policy Loans                                                   81.6            81.6            80.7            80.7
 Cash and Short-Term Investments                                35.9            35.9             7.7             7.7
 Other Financial Instruments Recorded as Assets                 39.1            39.1            43.7            43.7
FINANCIAL INSTRUMENTS RECORDED AS LIABILITIES
 Investment Contracts
   Deferred Annuities                                         (747.2)         (729.1)         (846.7)         (822.8)
   Supplementary Contracts and Immediate Annuities             (31.9)          (33.1)          (35.5)          (33.0)
   Other Investment Contracts                                  (11.8)          (11.8)          (10.9)          (10.9)
 Claim and Other Deposit Funds                                  (7.1)           (7.1)           (6.5)           (6.5)
 Other Financial Instruments Recorded as Liabilities           (51.0)          (51.0)          (18.3)          (18.3)
======================================================    ==========      ==========      ==========      ==========

Fair value estimates are made at a specific point in time, based on relevant market information and information about the financial instrument. These estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's holdings of a particular financial instrument. Because no market exists for a significant portion of the Company's financial instruments, fair value estimates are based on judgments regarding future expected loss experience, current economic conditions, risk characteristics of various financial instruments and other factors. These estimates are subjective in nature and involve uncertainties and matters of significant judgment and, therefore, cannot be determined with precision. Changes in assumptions could significantly affect the estimates.


Fair value estimates are based on existing on and off-balance sheet financial instruments without attempting to estimate the value of anticipated future business and the value of assets and liabilities that are not considered financial instruments. In addition, the tax ramifications related to the realization of the unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in the estimates.

[zz]
                                  APPENDIX A

                               The Fixed Account

     The Fixed Account consists of all of our assets other than those in our separate accounts. We have complete ownership and control of all of the assets of the Fixed Account.

     Because of exemptions and exclusions contained in the Securities Act of 1933 and the Investment Company Act of 1940, the Fixed Account has not been registered under these acts. Neither the Fixed Account nor any interest in it is subject to the provisions of these acts and as a result the SEC has not reviewed the disclosures in this Prospectus relating to the Fixed Account. However, disclosures relating to the Fixed Account are subject to generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

     We guarantee both principal and interest on amounts credited to the Fixed Account. We credit interest at an effective annual rate of at least 4%, independent of the investment experience of the Fixed Account. From time to time, we may guarantee interest at a rate higher than 4%.

     Any interest credited to amounts allocated to the Fixed Account in excess of 4% per year will be determined at our sole discretion. You assume the risk that interest credited to the Fixed Account may not exceed the minimum guarantee of 4% for a given year.

     We do not use a specific formula for determining excess interest credits. However, we consider the following:

     o General economic trends,

     o Rates of return currently available on our investments,

     o Rates of return anticipated in our investments, regulatory and tax factors, and

     o Competitive factors.

     We are not aware of any statutory limitations to the maximum amount of interest we may credit and our Board of Directors has not set any limitations.

     The Fixed Accumulation Value of the Policy is the sum of the Net Premiums credited to it in the Fixed Account. It is increased by transfers and Loan Amounts from the Variable Account, and interest credits. It is decreased by Monthly Deductions and partial withdrawals taken from it in the Fixed Account and transfers to the Variable Account. The Fixed Accumulation Value will be calculated at least monthly on the monthly anniversary date.

     You may transfer all or part of your Fixed Accumulation Value to the Sub-Accounts of the Variable Account, subject to the following transfer limitations:

   o The request to transfer must be postmarked no more than 30 days before the Policy Anniversary and no later than 30 days after the Policy Anniversary. Only one transfer is allowed during this period.

   o The Fixed Accumulation Value after the transfer must be at least equal to the Loan Amount.

   o No more than 50% of the Fixed Accumulation Value (minus any Loan Amount) may be transferred unless the balance, after the transfer, would be less than $1,000. If the balance would be less than $1,000, the full Fixed Accumulation Value (minus any Loan Amount) may be transferred.

   o You must transfer at least:
      -- $500, or
      -- the total Fixed Accumulation Value (minus any Loan Amount) if less than
         $500.

     We make the Monthly Deduction from your Fixed Accumulation Value in proportion to the total Accumulation Value of the Policy.

     The Surrender Charge described in the Prospectus applies to the total Accumulation Value, which includes the Fixed Accumulation Value. If the Owner surrenders the Policy for its Cash Surrender Value, the Fixed Accumulation Value will be reduced by any applicable Surrender Charge, any Loan Amount and unpaid Monthly Deductions applicable to the Fixed Account.

                                  APPENDIX B

                       Calculation of Accumulation Value

     The Accumulation Value of the Policy is equal to the sum of the Variable Accumulation Value plus the Fixed Accumulation Value.


Variable Accumulation Value

     The Variable Accumulation Value is the total of your values in each Sub-Account. The value for each Sub-Account is equal to:

1 multiplied by 2, where:

1
Is your current number of Accumulation Units (described below).

2
Is the current Unit Value (described below).

     The Variable Accumulation Value will vary from Valuation Date to Valuation Date (described below) reflecting changes in 1 and 2 above.

     Accumulation Units. When transactions are made which affect the Variable Accumulation Value, dollar amounts are converted to Accumulation Units. The number of Accumulation Units for a transaction is found by dividing the dollar amount of the transaction by the current Unit Value.

     The number of Accumulation Units for a Sub-Account increases when:

     o Net Premiums are credited to that Sub-Account; or

     o Transfers from the Fixed Account or other Sub-Accounts are credited to that Sub-Account.

     The number of Accumulation Units for a Sub-Account decreases when:

     o You take out a Policy loan from that Sub-Account;

     o You take a partial withdrawal from that Sub-Account;

     o We take a portion of the Monthly Deduction from that Sub-Account; or

     o Transfers are made from that Sub-Account to the Fixed Account or other Sub-Accounts.

     Unit Value. The Unit Value for a Sub-Account on any Valuation Date is equal to the previous Unit Value times the Net Investment Factor for that Sub-Account (described below) for the Valuation Period (described below) ending on that Valuation Date. The Unit Value was initially set at $10 when the Sub-Account first purchased Fund shares.

     Net Investment Factor. The Net Investment Factor is a number that reflects charges to the Policy and the investment performance during a Valuation Period of the Fund in which a Sub-Account is invested. If the Net Investment Factor is greater than one, the Unit Value is increased. If the Net investment Factor is less than one, the Unit Value is decreased. The Net Investment Factor for a Sub-Account is determined by dividing 1 by 2.

(1/2), where:

1
Is the result of:

   o The net asset value per share of the Fund shares in which the Sub-Account invests, determined at the end of the current Valuation Period;

   o Plus the per share amount of any dividend or capital gain distributions made on the Fund shares in which the Sub-Account invests during the current Valuation Period;

   o Plus or minus a per share charge or credit for any taxes reserved which we determine has resulted from the investment operations of the Sub-Account and to be applicable to the Policy.

2 Is the result of:

   o The net asset value per share of the Fund shares held in the Sub-Account, determined at the end of the last prior Valuation Period;

   o Plus or minus a per share charge or credit for any taxes reserved for during the last prior Valuation Period which we determine resulted from the investment operations of the Sub-Account and was applicable to the Policy.

     Valuation Date; Valuation Period. A Valuation Date is each day the New York Stock Exchange is open for business except for a day that a Sub-Account's corresponding Fund does not value its shares. A Valuation Period is the period between two successive Valuation Dates, commencing at the close of business of a Valuation Date and ending at the close of business on the next Valuation Date.


Fixed Accumulation Value

     The Fixed Accumulation Value on the Policy Date is your Net Premium credited to the Fixed Account on that date minus the Monthly Deduction applicable to the Fixed Accumulation Value for the first Policy Month.

     After the Policy Date, the Fixed Accumulation Value is calculated as:

1 + 2 + 3 + 4 - 5 - 6, where:

1
Is the Fixed Accumulation Value on the preceding Monthly Anniversary, plus interest from the Monthly Anniversary to the date of the calculation.

2
Is the total of your Net Premiums credited to the Fixed Account since the preceding Monthly Anniversary, plus interest from the date premiums are credited to the date of the calculation.

3
Is the total of your transfers from the Variable Account to the Fixed Account since the preceding Monthly Anniversary, plus interest from the date of transfer to the date of the calculation.

4
Is the total of your Loan Amount transferred from the Variable Account since the preceding Monthly Anniversary.

5
Is the total of your transfers to the Variable Account from the Fixed Account since the preceding Monthly Anniversary, plus interest from the date of transfer to the date of the calculation.

6
Is the total of your partial withdrawals from the Fixed Account since the preceding Monthly Anniversary, plus interest from the date of withdrawal to the date of the calculation.

     If the date of the calculation is a Monthly Anniversary, we also reduce the Fixed Accumulation Value by the applicable Monthly Deduction for the Policy Month following the Monthly Anniversary.

     The minimum interest rate applied in the calculation of the Fixed Accumulation Value is an effective annual rate of 4%. Interest in excess of the minimum rate may be applied in the calculation of your Fixed Accumulation Value in a manner which our Board of Directors determines.

                                   APPENDIX C

            Illustration of Accumulation Values, Surrender Charges,
                   Cash Surrender Values, and Death Benefits

     The following tables illustrate how the Accumulation Values, Cash Surrender Values, and Death Benefits of a Policy may change with the investment experience of the Variable Account. The tables show how the Accumulation Values, Cash Surrender Values, and Death Benefits of a Policy issued to two hypothetical Joint Insureds (who pay the given Planned Periodic Premiums annually) would vary over time if the investment return of the assets held in the Funds were a uniform, gross, after-tax, annual rate of 0 percent, 6 percent or 12 percent.

     The tables on pages C-3 through C-8 illustrate a Policy issued to a male Joint Insured Age 55 and a female Joint Insured Age 55 both in a standard Rate Class and qualifying for preferred non-smoker rates. The Accumulation Values, Cash Surrender Values, and Death Benefits would be lower if either Joint Insured were in a substandard Rate Class or did not qualify for the preferred non-smoker rates because the cost of insurance would be increased. The Accumulation Values, Cash Surrender Values and Death Benefits would be different from those shown if the gross annual investment returns averaged 0 percent, 6 percent, and 12 percent over a period of years, but fluctuated above and below those averages for individual Policy Years.

     Within the tables, the second and fifth columns illustrate the Accumulation Value of the Policy over the designated period. The Accumulation Value is the total amount that a Policy provides for investment at any time. The third and sixth columns illustrate the Cash Surrender Value of a Policy over the designated period. The Cash Surrender Value is equal to the Accumulation Value less any Surrender Charges, Loan Amount (assumed to be zero in these illustrations) and unpaid Monthly Deductions (also assumed to be zero). The fourth and seventh columns illustrate the Death Benefit of a Policy over the designated period. The second, third, and fourth columns assume that throughout the life of the Policy, the monthly charge for the cost of insurance, the Monthly Mortality and Expense Charge and the Monthly Administrative Charge are based upon the maximums (i.e., guaranteed) permitted in the policy. The maximum allowable cost of insurance rates are based on the frasierized 1980 Commissioners Standard Ordinary Mortality Tables for Non-smokers and Smokers. The fifth, sixth, and seventh columns assume that the monthly charge for cost of insurance, the Monthly Mortality and Expense Charge, and the Monthly Administrative Charge are based on the current amounts expected to be charged. The Death Benefits also vary between tables depending upon whether the Level Amount Death Benefit Option (Tables at pages C-3 through C-5) or the Variable Amount Death Benefit Option (Tables at pages C-6 through C-8) is illustrated.

     The amounts shown for the Accumulation Values, Cash Surrender Values, and Death Benefits reflect the fact that the net investment return of the Sub-Accounts of the Variable Account is lower than the gross, after-tax return on the assets held in the Funds as a result of the Funds' operating expenses. The values shown take into account the daily total operating expenses paid by the three portfolios of The Alger American Fund, the four portfolios of Fidelity VIP Fund, the three portfolios of Fidelity VIP Fund II, the four portfolios of Janus Aspen Series, the two portfolios of Neuberger&Berman Advisers Management Trust, the five portfolios of the Northstar Variable Trust, the four portfolios of the OCC Accumulation Trust, and the three portfolios of Putnam Variable Trust, which together are assumed to be at an average annual rate of 0.75% for all years. This figure is derived based on a simple average of the Funds' 1998 operating expenses net of any limitations on such expenses paid by the Funds. Thus, the illustrated gross annual investment rates of return of 0 percent, 6 percent, and 12 percent correspond to approximate net annual rates of return of -0.75%, 5.25%, and 11.25%, respectively. Without such expense reimbursements, total expenses would be 0.88%. Hypothetical Accumulation Values, Cash Surrender Values and the Death Benefits may be lower without the expense reimbursement. Expense reimbursements are voluntary. While it is currently anticipated that expense reimbursements will continue past the current year, there is no assurance of ongoing reimbursements.

     The hypothetical values shown in the tables do not reflect any charges for Federal income taxes attributable to the Variable Account because we do not currently make any such charges. However, such charges may be made in the future and, in that event, the gross annual investment return would have to exceed 0 percent, 6 percent, or 12 percent by an amount sufficient to cover the tax charges in order to produce the Accumulation Values, Cash Surrender Values, and Death Benefits illustrated. (See section entitled "Federal Tax Matters" in the prospectus).

     The tables illustrate the Policy values that would result based upon the hypothetical rates of return if premiums are paid as indicated, if all Net Premiums are allocated to the Variable Account, and if no Policy loans have been made. The tables are also based on the assumptions that the Policy owner has not requested an increase or decrease in the Face Amount, that no partial withdrawals have been made, that no transfers have been made, and total operating expenses of the Funds continue as anticipated. Actual results will depend on the expenses and performance of the investment choice made by the owner.

     Upon request, we will provide a comparable illustration based upon each proposed Joint Insureds' Age, sex, underwriting classification, the Face Amount and Planned Periodic Premium schedule requested, and any available riders requested.

                 RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
                  SURVIVORSHIP FLEXIBLE PREMIUM VARIABLE LIFE

                       1 FEMALE AND 1 MALE JOINT INSURED
                        BOTH NON-TOBACCO PREMIUM CLASS
                              BOTH ISSUE AGE: 55
                           $11,140.00 ANNUAL PREMIUM
                            $1,000,000 FACE AMOUNT
                          LEVEL DEATH BENEFIT OPTION

                       ASSUMED HYPOTHETICAL GROSS ANNUAL
                         INVESTMENT RATE OF RETURN: 0%



                           Guaranteed Costs                                   Current Costs
            -----------------------------------------------   ----------------------------------------------
             Accumulation     Cash Surrender       Death       Accumulation     Cash Surrender       Death
  Policy         Value             Value          Benefit          Value             Value          Benefit
   Year         (1) (2)           (1) (2)         (1) (2)         (1) (2)           (1) (2)         (1) (2)
---------   --------------   ----------------   -----------   --------------   ----------------   ----------
 1               9,127                 0        1,000,000           9,182                 0       1,000,000
 2              17,987             7,987        1,000,000          18,127             8,127       1,000,000
 3              26,562            16,562        1,000,000          26,836            16,836       1,000,000
 4              34,827            24,827        1,000,000          35,302            25,302       1,000,000
 5              42,757            32,757        1,000,000          43,521            33,521       1,000,000
 6              50,315            41,315        1,000,000          51,487            42,487       1,000,000
 7              57,455            49,455        1,000,000          59,176            51,176       1,000,000
 8              64,112            57,112        1,000,000          66,557            59,557       1,000,000
 9              70,206            64,206        1,000,000          73,596            67,596       1,000,000
10              75,643            70,643        1,000,000          80,256            75,256       1,000,000
11              80,322            76,322        1,000,000          87,306            83,306       1,000,000
12              84,134            81,134        1,000,000          93,933            90,933       1,000,000
13              86,973            84,973        1,000,000         100,106            98,106       1,000,000
14              88,695            87,695        1,000,000         105,783           104,783       1,000,000
15              89,130            89,130        1,000,000         110,913           110,913       1,000,000
16              88,040            88,040        1,000,000         115,461           115,461       1,000,000
17              85,103            85,103        1,000,000         119,346           119,346       1,000,000
18              79,887            79,887        1,000,000         122,465           122,465       1,000,000
19              71,868            71,868        1,000,000         124,637           124,637       1,000,000
20              60,448            60,448        1,000,000         125,793           125,793       1,000,000
AGE
80                   0                 0        1,000,000         124,412           124,412       1,000,000
85                   0                 0        1,000,000          35,914            35,914       1,000,000
**

(1) Assumes a $11,140.00 premium (which exceeds the annualized minimum monthly premium) is paid at the beginning of each Policy Year. Values will be different if premiums are paid with a different frequency or in different amounts.
(2) Assumes that no Policy loans or partial withdrawals have been made. Excessive loans or withdrawals may cause the Policy to lapse because of insufficient Cash Surrender Value.
**  Policy terminates prior to age 90.

THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN, AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY A POLICYHOLDER, AND THE DIFFERENT INVESTMENT RETURNS FOR THE FUNDS. THE ACCUMULATION VALUE, CASH SURRENDER VALUE, AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN ABOVE IF THE ACTUAL INVESTMENT RESULTS APPLICABLE TO THE POLICY AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY US OR BY THE FUNDS THAT THESE HYPOTHETICAL RETURNS CAN BE ACHIEVED FOR ANY ONE YEAR, OR SUSTAINED OVER ANY PERIOD OF TIME.

                 RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
                  SURVIVORSHIP FLEXIBLE PREMIUM VARIABLE LIFE

                       1 FEMALE AND 1 MALE JOINT INSURED
                        BOTH NON-TOBACCO PREMIUM CLASS
                              BOTH ISSUE AGE: 55
                           $11,140.00 ANNUAL PREMIUM
                            $1,000,000 FACE AMOUNT
                          LEVEL DEATH BENEFIT OPTION

                       ASSUMED HYPOTHETICAL GROSS ANNUAL
                         INVESTMENT RATE OF RETURN: 6%



                          Guaranteed Costs                                   Current Costs
           -----------------------------------------------   ----------------------------------------------
            Accumulation     Cash Surrender       Death       Accumulation     Cash Surrender       Death
 Policy         Value             Value          Benefit          Value             Value          Benefit
  Year         (1) (2)           (1) (2)         (1) (2)         (1) (2)           (1) (2)         (1) (2)
--------   --------------   ----------------   -----------   --------------   ----------------   ----------
   1             9,711                 0       1,000,000           9,768                 0       1,000,000
   2            19,720             9,720       1,000,000          19,867             9,867       1,000,000
   3            30,014            20,014       1,000,000          30,309            20,309       1,000,000
   4            40,580            30,580       1,000,000          41,099            31,099       1,000,000
   5            51,398            41,398       1,000,000          52,243            42,243       1,000,000
   6            62,436            53,436       1,000,000          63,749            54,749       1,000,000
   7            73,655            65,655       1,000,000          75,603            67,603       1,000,000
   8            84,993            77,993       1,000,000          87,787            80,787       1,000,000
   9            96,371            90,371       1,000,000         100,279            94,279       1,000,000
   10          107,695           102,695       1,000,000         113,052           108,052       1,000,000
   11          118,862           114,862       1,000,000         127,163           123,163       1,000,000
   12          129,757           126,757       1,000,000         141,647           138,647       1,000,000
   13          140,266           138,266       1,000,000         156,496           154,496       1,000,000
   14          150,239           149,239       1,000,000         171,694           170,694       1,000,000
   15          159,495           159,495       1,000,000         187,219           187,219       1,000,000
   16          167,789           167,789       1,000,000         203,066           203,066       1,000,000
   17          174,788           174,788       1,000,000         219,190           219,190       1,000,000
   18          180,057           180,057       1,000,000         235,528           235,528       1,000,000
   19          183,062           183,062       1,000,000         251,954           251,954       1,000,000
   20          183,189           183,189       1,000,000         268,442           268,442       1,000,000
  AGE
   80          118,071           118,071       1,000,000         362,928           362,928       1,000,000
   85                0                 0       1,000,000         425,136           425,136       1,000,000
   90                0                 0       1,000,000         395,606           395,606       1,000,000
   95                0                 0       1,000,000         111,018           111,018       1,000,000
   **

(1) Assumes a $11,140.00 premium (which exceeds the annualized minimum monthly premium) is paid at the beginning of each Policy Year. Values will be different if premiums are paid with a different frequency or in different amounts.
(2) Assumes that no Policy loans or partial withdrawals have been made. Excessive loans or withdrawals may cause the Policy to lapse because of insufficient Cash Surrender Value.
** Policy terminates prior to age 100.
THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN, AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY A POLICYHOLDER, AND THE DIFFERENT INVESTMENT RETURNS FOR THE FUNDS. THE ACCUMULATION VALUE, CASH SURRENDER VALUE, AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN ABOVE IF THE ACTUAL INVESTMENT RESULTS APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY US OR BY THE FUNDS THAT THESE HYPOTHETICAL RETURNS CAN BE ACHIEVED FOR ANY ONE YEAR, OR SUSTAINED OVER ANY PERIOD OF TIME.

                 RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
                  SURVIVORSHIP FLEXIBLE PREMIUM VARIABLE LIFE
                       1 FEMALE AND 1 MALE JOINT INSURED
                        BOTH NON-TOBACCO PREMIUM CLASS
                               BOTH ISSUE AGE: 55
                           $11,140.00 ANNUAL PREMIUM
                            $1,000,000 FACE AMOUNT
                          LEVEL DEATH BENEFIT OPTION
                       ASSUMED HYPOTHETICAL GROSS ANNUAL
                        INVESTMENT RATE OF RETURN: 12%



                          Guaranteed Costs                                   Current Costs
           -----------------------------------------------   ----------------------------------------------
            Accumulation     Cash Surrender       Death       Accumulation     Cash Surrender       Death
 Policy         Value             Value          Benefit          Value             Value          Benefit
  Year         (1) (2)           (1) (2)         (1) (2)         (1) (2)           (1) (2)         (1) (2)
--------   --------------   ----------------   -----------   --------------   ----------------   ----------
   1             10,296               296      1,000,000           10,354               354      1,000,000
   2             21,523            11,523      1,000,000           21,678            11,678      1,000,000
   3             33,752            23,752      1,000,000           34,068            24,068      1,000,000
   4             47,060            37,060      1,000,000           47,625            37,625      1,000,000
   5             61,525            51,525      1,000,000           62,461            52,461      1,000,000
   6             77,228            68,228      1,000,000           78,698            69,698      1,000,000
   7             94,248            86,248      1,000,000           96,455            88,455      1,000,000
   8            112,657           105,657      1,000,000          115,858           108,858      1,000,000
   9            132,522           126,522      1,000,000          137,041           131,041      1,000,000
   10           153,912           148,912      1,000,000          160,158           155,158      1,000,000
   11           176,902           172,902      1,000,000          186,865           182,865      1,000,000
   12           201,583           198,583      1,000,000          216,217           213,217      1,000,000
   13           228,069           226,069      1,000,000          248,500           246,500      1,000,000
   14           256,472           255,472      1,000,000          284,031           283,031      1,000,000
   15           286,919           286,919      1,000,000          323,167           323,167      1,000,000
   16           319,526           319,526      1,000,000          366,332           366,332      1,000,000
   17           354,398           354,398      1,000,000          413,978           413,978      1,000,000
   18           391,642           391,642      1,000,000          466,622           466,622      1,000,000
   19           431,396           431,396      1,000,000          524,827           524,827      1,000,000
   20           473,887           473,887      1,000,000          589,338           589,338      1,000,000
  AGE
   80           753,987           753,987      1,000,000        1,052,471         1,052,471      1,105,095
   85         1,252,895         1,252,895      1,315,540        1,831,875         1,831,875      1,923,470
   90         2,040,512         2,040,512      2,142,538        3,109,070         3,109,070      3,264,524
   95         3,294,571         3,294,571      3,327,517        5,231,572         5,231,572      5,283,889
  100         5,436,919         5,436,919      5,436,920        8,877,863         8,877,863      8,877,864

(1) Assumes a $11,140.00 premium (which exceeds the annualized minimum monthly premium) is paid at the beginning of each Policy Year. Values will be different if premiums are paid with a different frequency or in different amounts.
(2) Assumes that no Policy loans or partial withdrawals have been made. Excessive loans or withdrawals may cause the Policy to lapse because of insufficient Cash Surrender Value.

THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN, AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY A POLICYHOLDER, AND THE DIFFERENT INVESTMENT RETURNS FOR THE FUNDS. THE ACCUMULATION VALUE, CASH SURRENDER VALUE, AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN ABOVE IF THE ACTUAL INVESTMENT RESULTS APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY US OR BY THE FUNDS THAT THESE HYPOTHETICAL RETURNS CAN BE ACHIEVED FOR ANY ONE YEAR, OR SUSTAINED OVER ANY PERIOD OF TIME.

                 RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
                  SURVIVORSHIP FLEXIBLE PREMIUM VARIABLE LIFE

                       1 FEMALE AND 1 MALE JOINT INSURED
                        BOTH NON-TOBACCO PREMIUM CLASS
                              BOTH ISSUE AGE: 55
                           $11,140.00 ANNUAL PREMIUM
                            $1,000,000 FACE AMOUNT
                         VARIABLE DEATH BENEFIT OPTION

                       ASSUMED HYPOTHETICAL GROSS ANNUAL
                         INVESTMENT RATE OF RETURN: 0%



                          Guaranteed Costs                                   Current Costs
           -----------------------------------------------   ----------------------------------------------
            Accumulation     Cash Surrender       Death       Accumulation     Cash Surrender       Death
 Policy         Value             Value          Benefit          Value             Value          Benefit
  Year         (1) (2)           (1) (2)         (1) (2)         (1) (2)           (1) (2)         (1) (2)
--------   --------------   ----------------   -----------   --------------   ----------------   ----------
   1            9,127                 0        1,009,127           9,182                 0       1,009,182
   2           17,984             7,984        1,017,984          18,125             8,125       1,018,125
   3           26,549            16,549        1,026,550          26,826            16,826       1,026,827
   4           34,797            24,797        1,034,798          35,281            25,281       1,035,281
   5           42,696            32,696        1,042,696          43,480            33,480       1,043,481
   6           50,205            41,205        1,050,205          51,417            42,417       1,051,418
   7           57,270            49,270        1,057,270          59,063            51,063       1,059,063
   8           63,819            56,819        1,063,819          66,382            59,382       1,066,382
   9           69,758            63,758        1,069,758          73,335            67,335       1,073,335
   10          74,982            69,982        1,074,982          79,877            74,877       1,079,878
   11          79,375            75,375        1,079,375          86,763            82,763       1,086,763
   12          82,814            79,814        1,082,814          93,176            90,176       1,093,176
   13          85,177            83,177        1,085,177          99,076            97,076       1,099,077
   14          86,307            85,307        1,086,307         104,412           103,412       1,104,412
   15          86,019            86,019        1,086,020         109,121           109,121       1,109,122
   16          84,064            84,064        1,084,064         113,160           113,160       1,113,161
   17          80,105            80,105        1,080,106         116,433           116,433       1,116,434
   18          73,711            73,711        1,073,712         118,819           118,819       1,118,819
   19          64,376            64,376        1,064,377         120,112           120,112       1,120,113
   20          51,565            51,565        1,051,566         120,233           120,233       1,120,234
  AGE
   80               0                 0        1,000,000         111,809           111,809       1,111,809
   85               0                 0        1,000,000          10,573            10,573       1,010,573
   **

(1) Assumes a $11,140.00 premium (which exceeds the annualized minimum monthly premium) is paid at the beginning of each Policy Year. Values will be different if premiums are paid with a different frequency or in different amounts.
(2) Assumes that no Policy loans or partial withdrawals have been made. Excessive loans or withdrawals may cause the Policy to lapse because of insufficient Cash Surrender Value.
**  Policy terminates prior to age 90.


THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN, AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY A POLICYHOLDER, AND THE DIFFERENT INVESTMENT RETURNS FOR THE FUNDS. THE ACCUMULATION VALUE, CASH SURRENDER VALUE, AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN ABOVE IF THE ACTUAL INVESTMENT RESULTS APPLICABLE TO THE POLICY AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY US OR BY THE FUNDS THAT THESE HYPOTHETICAL RETURNS CAN BE ACHIEVED FOR ANY ONE YEAR, OR SUSTAINED OVER ANY PERIOD OF TIME.

                 RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
                  SURVIVORSHIP FLEXIBLE PREMIUM VARIABLE LIFE

                       1 FEMALE AND 1 MALE JOINT INSURED
                        BOTH NON-TOBACCO PREMIUM CLASS
                              BOTH ISSUE AGE: 55
                           $11,140.00 ANNUAL PREMIUM
                            $1,000,000 FACE AMOUNT
                         VARIABLE DEATH BENEFIT OPTION

                       ASSUMED HYPOTHETICAL GROSS ANNUAL
                         INVESTMENT RATE OF RETURN: 6%



                           Guaranteed Costs                                   Current Costs
            -----------------------------------------------   ----------------------------------------------
             Accumulation     Cash Surrender       Death       Accumulation     Cash Surrender       Death
  Policy         Value             Value          Benefit          Value             Value          Benefit
   Year         (1) (2)           (1) (2)         (1) (2)         (1) (2)           (1) (2)         (1) (2)
---------   --------------   ----------------   -----------   --------------   ----------------   ----------
 1                9,711                 0       1,009,711           9,767                 0       1,009,768
 2               19,716             9,716       1,019,716          19,864             9,864       1,019,865
 3               30,000            20,000       1,030,001          30,299            20,299       1,030,299
 4               40,545            30,545       1,040,546          41,074            31,074       1,041,074
 5               51,323            41,323       1,051,324          52,194            42,194       1,052,194
 6               62,297            53,297       1,062,297          63,660            54,660       1,063,660
 7               73,412            65,412       1,073,412          75,453            67,453       1,075,453
 8               84,592            77,592       1,084,593          87,547            80,547       1,087,547
 9               95,736            89,736       1,095,736          99,907            93,907       1,099,908
10              106,721           101,721       1,106,722         112,494           107,494       1,112,495
11              117,411           113,411       1,117,411         126,334           122,334       1,126,334
12              127,650           124,650       1,127,650         140,447           137,447       1,140,448
13              137,278           135,278       1,137,279         154,802           152,802       1,154,802
14              146,088           145,088       1,146,088         169,349           168,349       1,169,350
15              153,834           153,834       1,153,835         184,031           184,031       1,184,032
16              160,187           160,187       1,160,188         198,802           198,802       1,198,803
17              164,714           164,714       1,164,714         213,561           213,561       1,213,561
18              166,855           166,855       1,166,856         228,174           228,174       1,228,174
19              165,946           165,946       1,165,946         242,413           242,413       1,242,413
20              161,252           161,252       1,161,253         256,166           256,166       1,256,167
AGE
80               57,811            57,811       1,057,812         327,121           327,121       1,327,121
85                    0                 0       1,000,000         311,093           311,093       1,311,094
90                    0                 0       1,000,000          94,354            94,354       1,094,355
**

(1) Assumes a $11,140.00 premium (which exceeds the annualized minimum monthly premium) is paid at the beginning of each Policy Year. Values will be different if premiums are paid with a different frequency or in different amounts.
(2) Assumes that no Policy loans or partial withdrawals have been made. Excessive loans or withdrawals may cause the Policy to lapse because of insufficient Cash Surrender Value.
** Policy terminates prior to age 95.

THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN, AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY A POLICYHOLDER, AND THE DIFFERENT INVESTMENT RETURNS FOR THE FUNDS. THE ACCUMULATION VALUE, CASH SURRENDER VALUE, AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN ABOVE IF THE ACTUAL INVESTMENT RESULTS APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY US OR BY THE FUNDS THAT THESE HYPOTHETICAL RETURNS CAN BE ACHIEVED FOR ANY ONE YEAR, OR SUSTAINED OVER ANY PERIOD OF TIME.

                 RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
                  SURVIVORSHIP FLEXIBLE PREMIUM VARIABLE LIFE

                       1 FEMALE AND 1 MALE JOINT INSURED
                        BOTH NON-TOBACCO PREMIUM CLASS
                              BOTH ISSUE AGE: 55
                           $11,140.00 ANNUAL PREMIUM
                            $1,000,000 FACE AMOUNT
                         VARIABLE DEATH BENEFIT OPTION

                       ASSUMED HYPOTHETICAL GROSS ANNUAL
                        INVESTMENT RATE OF RETURN: 12%


                          Guaranteed Costs                                   Current Costs
           -----------------------------------------------   ----------------------------------------------
            Accumulation     Cash Surrender       Death       Accumulation     Cash Surrender       Death
 Policy         Value             Value          Benefit          Value             Value          Benefit
  Year         (1) (2)           (1) (2)         (1) (2)         (1) (2)           (1) (2)         (1) (2)
--------   --------------   ----------------   -----------   --------------   ----------------   ----------
   1            10,295               295       1,010,296           10,354               354      1,010,354
   2            21,518            11,518       1,021,519           21,675            11,675      1,021,675
   3            33,736            23,736       1,033,737           34,057            24,057      1,034,057
   4            47,018            37,018       1,047,019           47,596            37,596      1,047,597
   5            61,435            51,435       1,061,435           62,400            52,400      1,062,401
   6            77,052            68,052       1,077,053           78,585            69,585      1,078,586
   7            93,930            85,930       1,093,930           96,259            88,259      1,096,259
   8           112,111           105,111       1,112,112          115,531           108,531      1,115,531
   9           131,623           125,623       1,131,624          136,516           130,516      1,136,517
   10          152,478           147,478       1,152,479          159,338           154,338      1,159,339
   11          174,678           170,678       1,174,679          185,599           181,599      1,185,599
   12          198,217           195,217       1,198,217          214,312           211,312      1,214,312
   13          223,084           221,084       1,223,085          245,699           243,699      1,245,699
   14          249,232           248,232       1,249,232          279,991           278,991      1,279,991
   15          276,573           276,573       1,276,573          317,437           317,437      1,317,437
   16          304,939           304,939       1,304,939          358,329           358,329      1,358,329
   17          334,050           334,050       1,334,051          402,936           402,936      1,402,936
   18          363,489           363,489       1,363,490          451,530           451,530      1,451,531
   19          392,711           392,711       1,392,711          504,321           504,321      1,504,322
   20          421,072           421,072       1,421,073          561,674           561,674      1,561,674
  AGE
   80          528,121           528,121       1,528,122          949,440           949,440      1,949,440
   85          445,010           445,010       1,445,011        1,480,738         1,480,738      2,480,739
   90                0                 0       1,000,000        2,150,938         2,150,938      3,150,938
   95                0                 0       1,000,000        2,960,520         2,960,520      3,960,520
  100                0                 0       1,000,000        3,926,791         3,926,791      4,926,791

(1) Assumes a $11,140.00 premium (which exceeds the annualized minimum monthly premium) is paid at the beginning of each Policy Year. Values will be different if premiums are paid with a different frequency or in different amounts.
(2) Assumes that no Policy loans or partial withdrawals have been made. Excessive loans or withdrawals may cause the Policy to lapse because of insufficient Cash Surrender Value.
THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN, AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY A POLICYHOLDER, AND THE DIFFERENT INVESTMENT RETURNS FOR THE FUNDS. THE ACCUMULATION VALUE, CASH SURRENDER VALUE, AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN ABOVE IF THE ACTUAL INVESTMENT RESULTS APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY US OR BY THE FUNDS THAT THESE HYPOTHETICAL RETURNS CAN BE ACHIEVED FOR ANY ONE YEAR, OR SUSTAINED OVER ANY PERIOD OF TIME.

                                  APPENDIX D

                             Monthly Amount Charge

                           Per $1,000 of Face Amount



 Average Age of       Monthly Amount Charge       Average Age of     Monthly Amount Charge Per
 Joint Insureds     Per $1,000 of Face Amount     Joint Insureds       $1,000 of Face Amount
----------------   ---------------------------   ----------------   --------------------------
      0-26                  $  0.045                   56                      0.134
       27                      0.046                   57                      0.143
       28                      0.046                   58                      0.153
       29                      0.047                   59                      0.162
       30                      0.048                   60                      0.172
       31                      0.049                   61                      0.183
       32                      0.050                   62                      0.193
       33                      0.051                   63                      0.204
       34                      0.053                   64                      0.214
       35                      0.055                   65                      0.225
       36                      0.057                   66                      0.238
       37                      0.059                   67                      0.253
       38                      0.061                   68                      0.271
       39                      0.063                   69                      0.292
       40                      0.065                   70                      0.316
       41                      0.067                   71                      0.345
       42                      0.069                   72                      0.379
       43                      0.071                   73                      0.418
       44                      0.073                   74                      0.465
       45                      0.075                   75                      0.520
       46                      0.077                   76                      0.579
       47                      0.080                   77                      0.642
       48                      0.083                   78                      0.710
       49                      0.087                   79                      0.781
       50                      0.092                   80                      0.855
       51                      0.097                   81                      0.934
       52                      0.102                   82                      1.014
       53                      0.109                   83                      1.098
       54                      0.116                   84                      1.183
       55                      0.125                   85                      1.270



                         UNDERTAKINGS TO FILE REPORTS
     Subject to the terms and conditions of Section 15(d) of the Securities and Exchange Act of 1934, the undersigned Registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

                             RULE 484 UNDERTAKING

     Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

            "REASONABLENESS" REPRESENTATION PURSUANT TO 26(e)(2)(A)
                     OF THE INVESTMENT COMPANY ACT OF 1940

     Depositor represents that the fees and charges deducted under the flexible premium variable life insurance policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by ReliaStar Life Insurance Company of New York.

                                  SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, Registrant has duly caused this Post-Effective Amendment No. 1 to this Registration Statement to be signed on its behalf, in the City of Minneapolis, and State of Minnesota, on the 5th day of April, 1999.

                                  RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
                                  VARIABLE LIFE SEPARATE ACCOUNT I
                                  (Registrant)



                               By: RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK

                                  (Depositor)



                               By:   /S/ ROBERT C. SALIPANTE
                                  ---------------------------------------------
                                  Robert C. Salipante
                                  Chief Executive Officer and President


As required by the Securities Act of 1933, Depositor has caused this Post-Effective Amendment No. 1 to this Registration Statement to be signed on its behalf, in the City of Minneapolis and State of Minnesota, on this 5th day of April, 1999.

                                  RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
                                  (Depositor)



                               By:   /S/ ROBERT C. SALIPANTE
                                  ---------------------------------------------
                                  Robert C. Salipante
                                  Chief Executive Officer and President


As required by the Securities Act of 1933, this Post-Effective Amendment No. 1 to this Registration Statement has been signed on this 5th day of April, 1999 by the following directors and officers of Depositor in the capacities indicated:



     /S/ ROBERT C. SALIPANTE           Chief Executive Officer and President
    -----------------------------
    Robert C. Salipante

     /S/ JAMES R. MILLER               Vice President (Chief Financial Officer)
    -----------------------------
    James R. Miller

Stephen A. Carb                 Wayne R. Huneke              Robert C. Salipante
R. Michael Conley               Mark S. Jordahl              John G. Turner
Richard R. Crowl                Kenneth U. Kuk               Charles B. Updike
John H. Flittie                 James R. Miller              Ross M. Weale
Ambassador Ulric Haynes, Jr.    Fioravante G. Perrotta

*Jeffrey A. Proulx, by signing his name hereto, does hereby sign this document on behalf of each of the above-named directors of ReliaStar Life Insurance Company of New York pursuant to powers of attorney duly executed by such persons.



                                   /S/ JEFFREY A. PROULX
                                  ---------------------------------------------
                                  Jeffrey A. Proulx, Attorney-In-Fact

                                     PART II

                       Contents of Registration Statement

This Registration Statement comprises the following papers and documents:

        The Facing Sheet.
        The general form of Prospectus, consisting of 92 pages. Undertakings to file reports.
        Rule 484 Undertaking.
        "Reasonableness" representation pursuant to Section 26(e)(2)(A) of the Investment Company Act of 1940.
        The signatures.

Written consents of the following persons:

1.      Jeffrey A. Proulx - Filed as part of EX-99.2.
2.      Steve P. West, FSA, MAAA - Filed as part of EX-99.C6.
3.      Auditors' Consent - Filed as part of EX-99.C1

The following exhibits:

1. The following exhibits correspond to those required by Paragraph A of the instructions as to exhibits in Form N-8B-2:

A.      (1)(a) Resolution of Board of Directors of ReliaStar Life Insurance
               Company of New York ("RLICNY") establishing the RLICNY Variable Life Separate Account I.(1)
           (b) Resolution of Board of Directors of RLICNY changing the name of RLICNY Separate Account I.(4)
        (2)    Not applicable.
        (3)(a) Form of General Distributor Agreement between Washington Square Securities Inc. and RLICNY.(2)
           (b) Specimens of WSSI Selling Agreements.(3)
        (4)    Not applicable.
        (5) Form of Policy available (together with available Policy riders). Filed as part of EX-99.A5.
        (6)(a) Amended Charter of RLICNY.(4)
           (b) Amended Bylaws of RLICNY.(4)
        (7)    Not applicable.
        (8)(a) Participation Agreement with Fidelity's Variable Insurance Products Fund and Fidelity Distributors Corporation and Amendment No. 1.(1)
           (b) Form of Amendment Nos. 2 and 3 to Participation Agreement with Fidelity's Variable Insurance Products Fund and Fidelity Distributors Corporation.(4)
           (c) Form of Amendment No. 4 to Participation Agreement among Depositor and Fidelity's Variable Insurance Products Fund and Fidelity Distributors Corporation.(5)
           (d) Participation Agreement with Fidelity's Variable Insurance Products Fund II and Fidelity Distributors Corporation and Form of Amendment No. 1.(1)
           (e) Form of Amendment No. 4 to Participation Agreement among Depositor and Fidelity's Variable Insurance Products Fund II and Fidelity Distributors Corporation.(5)
           (f) Form of Amendment Nos. 2 and 3 to Participation Agreement with Fidelity's Variable Insurance Products Fund II and Fidelity Distributors Corporation.(4)
           (g) Form of Service Contract with Fidelity Distributors
               Corporation.(2)

           (h) Form of Service Agreement with Fidelity Investments Institutional Operations Company, Inc.(2)
           (i) Form of Participation Agreement with Putnam Variable Trust (formerly known as Putnam Capital Manager Trust) and Putnam Mutual Funds Corp.(2)
           (j) Form of Amendment No. 1 to Participation Agreement with Putnam Variable Trust and Putnam Mutual Funds Corp.(4)
           (k) Form of Amendment No. 2 to Participation Agreement among Depositor and Putnam Variable Trust and Putnam Mutual Funds Corp.(5)
           (l) Form of Management Services Agreement with ReliaStar Life Insurance Company.(1)
           (m) Form of Amendment No. 1 to Participation Agreement by and between Depositor and Fred Alger Management, Inc.(5)
           (n) Form of Participation Agreement by and between RLICNY and Fred Alger Management, Inc.(3)
           (o) Form of Participation Agreement by and between RLICNY and Janus Aspen Series.(3)
           (p) Form of Amendment No. 1 to Participation Agreement by and between Depositor and Janus Aspen Series.(5)
           (q) Form of Participation Agreement by and between RLICNY,
               Neuberger Berman Advisers Management Trust, Advisers Managers Trust and NBMI.(3)
           (r) Form of Amendment No. 1 to Participation Agreement by and among Depositor, Neuberger Berman Advisers Management Trust, Advisers Managers Trust and Neuberger Berman Management, Inc.(5)
           (s) Form of Participation Agreement by and between RLICNY and OpCap Advisors.(3)
           (t) Amendment No. 1 to Participation Agreement by and between Depositor and OpCap Advisors.(5)
           (u) Form of Service Agreement by and RLICNY and Fred Alger Management, Inc.(3)
           (v) Form of Service Agreement by and between RLICNY and Janus Capital Corporation.(3)
           (w) Form of Service Agreement by and between RLICNY and Neuberger Berman Management Incorporated ("NBMI").(3)
           (x) Form of Service Agreement by and between RLICNY and OpCap Advisors.(3)
           (y) Form of Management Services Agreement with ReliaStar Life Insurance Company.(1)
        (9)    Not applicable.
        (10)   Policy application.(4)
2. Opinion and Consent of Jeffrey A. Proulx, Esquire, as to the legality of the Securities being registered. Filed as part of EX-99.2.
3.      Not applicable.
4.      Not applicable.

EX-99.C1       Auditors' Consent.
EX-99.C2.      Not applicable.
EX-99.C3.      Not applicable.
EX-99.C4.      See EX-99.2.
EX-99.C5.      Not applicable.
EX-99.C6.      Actuarial Opinion and Consent.
EX-99.D1.      Memorandum describing RLICNY's issuance,  transfer and redemption procedures for the Policies and RLICNY's procedure for conversion to a fixed benefit policy.(4)
EX-24.         Powers of Attorney.
               Stephen A. Carb(4)
               R. Michael Conley(4)
               Richard R. Crowl(4)
               John H. Flittie(4)
               Ambassador Ulric Haynes, Jr.(5)
               Wayne R. Huneke(4)
               Mark S. Jordahl(5)

               Kenneth U. Kuk(4)
               James R. Miller(5)
               Fioravante G. Perrotta(4)
               Robert C. Salipante(4)
               John G. Turner(4)
               Charles B. Updike(4)
               Ross M. Weale(4)


--------------------------

(1) Incorporated by reference to Registrant's Form S-6 Registration Statement, File No. 333-19123, filed December 31, 1996.

(2) Incorporated by reference to Registrant's Form S-6 Registration Statement, File No. 333-19123, filed May 9, 1997.

(3) Incorporated by reference to Registrant's Form S-6 Registration Statement, File No. 333-19123, filed August 1, 1997.

(4) Incorporated by reference to Registrant's Form S-6 Registration Statement, File No. 333-47527, filed March 6, 1998.

(5) Incorporated by reference to Registrant's Form 485BPOS, File No. 333-19123, filed on April 9, 1999.

---------------------------

                                INDEX TO EXHIBITS


1.      EX-99.A.5.        Form of Policy available (together with available
                          Policy riders)


2.      EX-99.C1.         Auditors' Consent


3.      EX.99-C6.         Actuarial Opinion and Consent


4.      EX-99.2.          Opinion and Consent of Jeffrey A. Proulx, Esquire, as
                          to the legality of the Securities being registered.